UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
February 29, 2024
Annual
Report
Fund Name Class A Class C Class I
Nuveen California High Yield Municipal Bond Fund NCHAX NAWSX NCHRX
Nuveen California Municipal Bond Fund NCAAX NAKFX NCSPX
Nuveen Connecticut Municipal Bond Fund FCTTX FDCDX FCTRX
Nuveen Massachusetts Municipal Bond Fund NMAAX NAAGX NBMAX
Nuveen New Jersey Municipal Bond Fund NNJAX NJCCX NMNJX
Nuveen New York Municipal Bond Fund NNYAX NAJPX NTNYX

Table
of Contents
Important Notices 3
Portfolio Managers’ Comments 4
Risk Considerations and Dividend Information 11
About the Funds’ Benchmarks 12
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 13
Yields 26
Expense Examples 28
Report of Independent Registered Public Accounting Firm 31
Portfolios of Investments 32
Statement of Assets and Liabilities 99
Statement of Operations 101
Statement of Changes in Net Assets 103
Statement of Cash Flows 106
Financial Highlights 107
Notes to Financial Statements 119
Important Tax Information 134
Shareholder Meeting Report 135
Additional Fund Information 136
Glossary of Terms Used in this Report 137
Liquidity Risk Management Program 138
Annual Investment Management Agreement Approval Process 139
Trustees and Officers 146

Important Notices

Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended August 31, 2024.
Nuveen California High Yield Municipal Bond Fund – Portfolio Manager Update
Effective May 31, 2023, John Miller no longer serves as a portfolio manager of the Fund. There were no other changes to the portfolio management of the Fund during the reporting period.
Nuveen California Municipal Bond Fund and Nuveen New York Municipal Bond Fund – Portfolio Manager Update
Effective October 13, 2023, Kristen DeJong, CFA, was added as a portfolio manager. There were no other changes to the portfolio management of the Fund during the reporting period.
Nuveen Connecticut Municipal Bond Fund and Nuveen Massachusetts Municipal Bond Fund – Portfolio Manager
Update
Effective October 13, 2023, Stephen Candido, CFA, was added as a portfolio manager. There were no other changes to the portfolio management of the Funds during the reporting period.
Nuveen New Jersey Municipal Bond Fund – Portfolio Manager Update
Effective October 13, 2023, Steven Hlavin was added as a portfolio manager. There were no other changes to the portfolio management of the Fund during the reporting period.

Portfolio Managers’
Comments
Nuveen California High Yield Municipal Bond Fund
Nuveen California Municipal Bond Fund
Nuveen Connecticut Municipal Bond Fund
Nuveen Massachusetts Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors,
LLC, the Funds’ investment adviser. The portfolio managers for the Nuveen California High Yield Municipal Bond Fund are Scott
Romans, PhD, Daniel Close, CFA, and Stephen Candido, CFA. The portfolio managers for the Nuveen California Municipal Bond
Fund and the Nuveen New York Municipal Bond Fund are Scott Romans, PhD, and Kristen DeJong, CFA. The portfolio managers for the Nuveen Connecticut Municipal Bond Fund and the Nuveen Massachusetts Municipal Bond Fund are Michael Hamilton
and Stephen Candido, CFA. The portfolio managers for the Nuveen New Jersey Municipal Bond Fund are Paul Brennan, CFA, and
Steven Hlavin.
Effective October 13, 2023, Kristen DeJong was added as a portfolio manager for the Nuveen California Municipal Bond Fund and the Nuveen New York Municipal Bond Fund, Stephen Candido was added as a portfolio manager for the Nuveen Connecticut
Municipal Bond Fund and Nuveen Massachusetts Municipal Bond Fund and Steven Hlavin was added as a portfolio manager for the Nuveen New Jersey Municipal Bond Fund.
Effective May 31, 2023, John Miller no longer serves as a portfolio manager of the Nuveen California High Yield Municipal Bond
Fund. Daniel Close, Scott Romans and Stephen Candido continue to serve as portfolio managers of the Fund.
Here the Funds’ portfolio managers review U.S. and municipal market conditions, key investment strategies and the performance of the Funds for the twelve-month reporting period ended February 29, 2024. For more information on the Funds’ investment objectives and policies, please refer to the prospectus.
What factors affected the U.S. economy and market conditions during the twelve-month annual reporting period ended
February 29, 2024?
The U.S. economy performed better than expected despite persistent inflationary pressure and elevated interest rates during the twelve-month period ended February 29, 2024. Gross domestic product rose at an annualized rate of 3.4% in the fourth quarter of 2023, after increasing at an annualized rate of 4.9% in third quarter of 2023, according to the U.S. Bureau of Economic Analysis second estimate. In 2023 as a whole, GDP was up 2.5% (from the 2022 annual level to the 2023 annual level), compared with an increase of 1.9% in 2022. During the reporting period, price pressures eased in comparison to 2022 given normalization in supply chains, falling energy prices and aggressive measures by the U.S. Federal Reserve (Fed) and other global central banks to tighten financial conditions and slow demand in their economies. Nevertheless, during the reporting period, inflation levels remained higher than central banks’ target levels.
The Fed raised its target fed funds rate three times during the reporting period, bringing it to a range of 5.25% to 5.50% as of July
2023 and voting to hold it at that level at its subsequent meetings in 2023 and 2024. Early in the reporting period, the Fed’s activity led to significant volatility in bond and stock markets, given the uncertainty of how rising interest rates would affect the economy.
One of the most highly visible impacts occurred in the U.S. regional banking sector in March 2023, when Silicon Valley Bank,
Signature Bank, First Republic Bank and Silvergate Bank failed. In the same month, Swiss bank UBS agreed to buy Credit Suisse, which was considered vulnerable in the current environment. The Fed’s monetary tightening policy also contributed to an increase in the U.S. dollar’s value relative to major world currencies, which acts as a headwind to the profits of international companies and U.S.
domestic companies with overseas earnings.
During the reporting period, elevated inflation and higher borrowing costs weighed on some segments of the economy, including the real estate market. Consumer spending, however, has remained more resilient than expected, in part because of a still-strong labor market, another key gauge of the economy’s health. As of February 2024, the unemployment rate was 3.9%, near its pre-
pandemic low, with monthly job growth continuing to moderate from the faster pace earlier in the post-pandemic recovery. The strong labor market and wage gains helped the U.S. economy during the reporting period, even as the Fed sought to soften job growth to help curb inflation pressures.

During the reporting period, investors also continued to monitor government funding and deficits. The U.S. government avoided a default scenario after approving an increase to the debt ceiling limit in June 2023. At the same time, the potential for a government shutdown loomed but was ultimately avoided with funding resolutions passed in September and November 2023 and February
2024. Notably, in August 2023, ratings agency Fitch downgraded U.S. debt from AAA to AA+ based on concerns about the U.S.’s growing fiscal debt and reduced confidence in fiscal management
The broad municipal bond market was impacted by interest rate volatility and economic uncertainty during the reporting period.
Municipal yields fell across most of the maturity spectrum, with a very slight increase in 30-year maturities. Much of the decline in yields was concentrated in November-December 2023, when Treasury markets moved sharply to reassess the timing of potential Fed rate cuts and municipal yields followed in kind. While municipal bonds continued to exhibit relatively strong credit fundamentals, the change in yields was the dominant driver of municipal market performance, overpowering the impact of credit spread movements in this reporting period.
What were the economic and market environments in California, Connecticut, Massachusetts, New Jersey and New York
during the twelve-month reporting period ended February 29, 2024?
California’s $3.9 trillion economy is the largest in the United States, representing 14.1% of U.S. gross domestic product (based on preliminary data), and on a standalone basis would be the fifth largest economy in the world. The state’s economy is diverse and generally mirrors the nation’s economic composition but with a higher concentration in the information technology sector. The state’s unemployment rate was 5.3% as of February 2024, compared to the national rate of 3.9%. The state’s general fund budget for fiscal year 2024 (July 1, 2023, to June 30, 2024) totals $225.9 billion, which is 3.6% lower than the revised fiscal year 2023 budget. The fiscal year 2024 budget balanced a $31.7 billion shortfall, driven by “a declining stock market and persistently high inflation experienced in 2022, rising interest rates and job losses in high wage sectors,” which have resulted in slower growth in revenues. California’s proposed budget of $208.7 billion for fiscal year 2024-2025 (July 1, 2024, to June 30, 2025) represents a 9.6%
decrease over the prior year. The proposed budget projects a $37.9 billion budget gap because of substantial decline in the stock market that lowered revenues in 2022 and the delayed income tax collections caused by storms in 2022. The state has released plans to address the deficit that include use of reserves, expenditure cuts, internal borrowing, delay, fund shifts and deferrals. As of February 2024, S&P affirmed its AA- rating on California general obligation (GO) debt but changed its outlook to stable from positive, and Moody’s rates the state’s GO Aa2 with a stable outlook. California municipal bond supply totaled $54.5 billion for the twelve-month period ended February 29, 2024, an 11.6% increase from the same period a year earlier.
Connecticut’s economy is led by manufacturing, financial services, education and health care, and enjoys a high per capita income.
As of February 2024, the state’s unemployment rate stands at 4.5%, compared to 3.9% for the nation. The general fund ended fiscal year 2023 (June 1, 2022, to June 30, 2023) with a surplus of $555 million on a budgetary basis. The state projects a $167 million surplus in fiscal year 2024 (June 1, 2023, to June 30, 2024). The proposed general fund budget for fiscal year 2025 of $22.94 billion provides a $291.0 million operating surplus. The budget for fiscal year 2025 is 2.7% above the estimated fiscal year 2024 expenditures. As of February 2024, Moody’s rated Connecticut Aa3 with a stable outlook, and S&P rated Connecticut AA- with a stable outlook. Approximately $5.4 billion in Connecticut municipal bonds were issued during the twelve months ending February
29, 2024, a 1.4% year-over-year decrease.
Massachusetts’ economy is led by health care, education, financial services and technology and enjoys the highest per capita income among the 50 states. Massachusetts’ unemployment rate stood at 2.9% in February 2024, compared to 3.9% for the nation.
Unaudited fiscal year 2023 (July 1, 2022, to June 30, 2023) financials indicate that the rainy day fund grew by 15% to approximately
$8.0 billion, and projections for fiscal year 2024 estimate that the fund balance will increase further to $8.7 billion. As of February
2024, the commonwealth’s ratings of AA+ and Aa1 are maintained by S&P and Moody’s, respectively. The outlooks for both are stable. Massachusetts municipal bond new issuance totaled $12.2 billion for the twelve-month period ended February 29, 2024, a
3.8% increase from the same period a year earlier.
New Jersey continued its post-pandemic recovery in 2023, with nominal GDP growing approximately 5.9% to $799 billion (based on preliminary data). The state’s unemployment rate as of February 2024 was 4.8%, compared to the national rate of 3.9%. The state concluded fiscal year 2023 (July 1, 2022, to June 30, 2023) with a large surplus for the third consecutive year, driven primarily by federal assistance under various federal pandemic relief bills and tax revenues exceeding initial estimates. As a result, the state’s undesignated cash basis fund balance grew to a record high $10.5 billion at the end of fiscal year 2023, or roughly 19% of appropriations. New Jersey’s adopted budget for fiscal year 2024 (July 1, 2023, to June 30, 2024) and proposed budget for fiscal year 2025 (July 1, 2024, to June 30, 2025) both reflect a return to structural deficits while maintaining the state’s recent commitment to fully funding its annual pension contribution requirements. The state’s undesignated reserves are forecast to decline to $6.1 billion by the end of fiscal year 2025, which is approximately 11% of appropriations. In April 2023, Moody’s, S&P and Fitch each upgraded the state’s rating to A1, A and A+, respectively. Concurrently, all three rating agencies revised their outlooks to stable from

Portfolio Managers’ Comments
(continued)

positive. New Jersey municipal bond supply totaled $9.1 billion for the twelve-month period ended February 29, 2024, a 25.3%
increase from the same period a year earlier.
New York state’s $2.2 trillion economy represented 7.9% of U.S. gross domestic product in 2023 (based on preliminary data).
New York was hit harder than most states by the pandemic and its recovery lags the nation. As of February 2024, the state’s unemployment rate stood at 4.4%, compared to 3.9% for the nation. Despite the pandemic-related challenges, New York state’s finances have held up well, primarily driven by federal assistance under various federal pandemic relief bills and tax revenues exceeding initial estimates. The state’s general fund posted a $15.4 billion surplus in fiscal year 2023 (April 1, 2022, to March 31,
2023), equal to 16.6% of general fund revenues. Fiscal year 2024 (April 1, 2023, to March 31, 2024) is also projected to end with a surplus. New York State’s proposed general fund budget for fiscal year 2025 (April 1, 2024, to March 31, 2025) is projected to be balanced. It is 4% higher than the adopted fiscal year 2024 budget and includes a new tax credit for childcare and several proposed tax increases, such as hikes in the state cigarette tax and extending a temporary tax on business income over $5 million. Moody’s affirmed its Aa1 rating on New York state in July 2023 citing the state’s historically high reserve levels and history of strong financial management. S&P confirmed its AA+ stable rating for New York State in September 2023. New York municipal bond supply totaled
$43.2 billion for the twelve-month period ended February 29, 2024, a 12.9% decrease from the same period a year earlier.
Nuveen California High Yield Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 29, 2024?
The Fund invests primarily in municipal bonds that pay interest exempt from regular federal and California personal income tax. The portfolio seeks to identify "below investment grade" or "medium to lower rated," high-yielding municipal bonds that offer attractive value in terms of current yields, prices, credit quality, liquidity and future prospects.
During the twelve-month reporting period, the portfolio management team unwound the Fund’s derivative positions in order to better mitigate basis risk and transition to a more cash-based portfolio management approach. As of the end of the reporting period, the Fund owned no derivatives. The portfolio management team also engaged in opportunistic purchases during the reporting period, particularly in the charter school, higher education and tax-increment-finance sectors. The higher yield environment during this reporting period was favorable for the Fund to reset embedded yields higher in its portfolio, primarily by executing on tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies.
How did the Fund perform during the twelve-month reporting period ended February 29, 2024?
The Class A Shares of the Nuveen California High Yield Municipal Bond Fund significantly underperformed the S&P Municipal
Yield Index for the twelve-month reporting period ended February 29, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Yield Index.
The largest detractor from the Fund’s relative performance was an overweight to California debt relative to the national high yield benchmark. Because the California municipal market generally underperformed the national market during this reporting period, the Fund’s higher exposure to California debt detracted from relative performance. A second relative detractor was the Fund’s underweight and security selection in the outperforming Puerto Rico market. The Fund’s sector positioning, especially overweights in the utility and multi-family housing segments and an underweight in the tobacco sector, also detracted from relative performance.
Partially offsetting the Fund’s underperformance was favorable duration positioning. An overweight in longer-duration bonds added relative value because longer-duration bonds generally performed well as interest rates fell in late 2023.
During the period, the Fund used US Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure. The futures had a negligible impact on relative performance during the reporting period.
Impact of the Nuveen California High Yield Municipal Bond Fund’s Leveraging Strategy on Performance
One important factor impacting the returns of the Nuveen California High Yield Municipal Bond Fund relative to its benchmark was the Fund’s use of leverage through its investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Fund uses leverage because research has shown that, over time, it can provide opportunities for additional income. In general, such opportunities arise when the short-term rates that the Fund pays on its leveraged instruments are lower than the interest the Fund earns on its portfolio of long-term bonds purchased with the proceeds of that leverage. However, use of leverage can expose the Fund to additional price volatility. When the Fund uses leverage, it will experience a greater increase in its net asset value (NAV) if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its NAV if the bonds acquired through leverage decline in value, making the Fund’s NAV more volatile, and its total return performance more variable, over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and will typically increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term tax-exempt interest rates. While fund leverage expenses are higher than their all-time lows after the 2007-2009 financial crisis, which has contributed to a reduction in net income and long-term total return potential, leverage nevertheless continues to provide the opportunity for incremental income. The investment team believes that the potential benefits from leverage continue to outweigh the associated increases in risk and volatility. As of February 29, 2024, the effective leverage was 20.1% which is within the Fund’s expected range and is regularly monitored.
The Fund’s use of leverage through inverse floating rate securities contributed to relative performance during the reporting period.
Nuveen California Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 29, 2024?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, California state, and in some cases, local income taxes as is consistent with preservation of capital.
The higher yield environment during this reporting period was favorable for the Fund to reset embedded yields higher in its portfolio, primarily by executing on tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. The higher interest rate environment during the reporting period also provided an opportunity for the portfolio management team to buy lower rated credits in the Fund at wider-than-average credit spreads and with incrementally higher yields. These new purchases were funded by selling higher quality, lower yielding paper that had been bought when prevailing interest rates were lower.
How did the Fund perform during the twelve-month reporting period ended February 29, 2024?
The Class A Shares of the Nuveen California Municipal Bond Fund underperformed the S&P Municipal Bond California Index for the
twelve-month reporting period ended February 29, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond California Index.
Contributing to the Fund’s relative performance during the reporting period was a longer average portfolio duration. This was primarily driven by an overweight to bonds on the long end of the yield curve, which generally performed well as interest rates fell in late 2023.
Partially offsetting the Fund’s underperformance was its sector positioning, especially in the tobacco, higher education, utility and industrial development revenue bond categories. Credit quality positioning also detracted, especially an overweight to non-rated bonds, which underperformed during the reporting period.
Nuveen Connecticut Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 29, 2024?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Connecticut state, and in some cases, local income taxes as is consistent with preservation of capital.
The higher yield environment during this reporting period was favorable for the Fund to reset embedded yields higher in its portfolio, primarily by executing on tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. Late in the reporting period, the portfolio management team purchased variable rate demand notes.
These very short-term securities were offering relatively attractive yields and served as effective placeholders while the portfolio management team sought out attractive longer-term investment opportunities.

Portfolio Managers’ Comments
(continued)

How did the Fund perform during the twelve-month reporting period ended February 29, 2024?
The Class A Shares of the Nuveen Connecticut Municipal Bond Fund outperformed the S&P Municipal Bond Connecticut Index for the twelve-month reporting period ended February 29, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Connecticut Index.
Contributing to the Fund’s relative performance during the reporting period was a longer average portfolio duration. This was primarily driven by an overweight to bonds on the long end of the yield curve, which generally performed well as interest rates fell in late 2023. Credit quality positioning also added value. In particular, an overweight to bonds rated BBB and underweights to the two highest rating credit tiers, AAA and AA, added value, as lower rated bonds outperformed their higher rated counterparts during the reporting period.
Partially offsetting the Fund’s outperformance was its overweight to the utility bond sector, particularly water/sewer bonds, detracted. In addition, an overweight to shorter-duration transportation bonds detracted, as these securities underperformed during the reporting period.
Nuveen Massachusetts Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 29, 2024?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, Massachusetts state, and in some cases, local income taxes as is consistent with preservation of capital.
The higher yield environment during this reporting period was favorable for the Fund to reset embedded yields higher in its portfolio, primarily by executing on tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. Additionally, late in the reporting period, the portfolio management team purchased variable rate demand notes. These very short-term securities were offering relatively attractive yields and served as effective placeholders while the portfolio management team sought out attractive longer-term investment opportunities.
How did the Fund perform during the twelve-month reporting period ended February 29, 2024?
The Class A Shares of the Nuveen Massachusetts Municipal Bond Fund underperformed the S&P Municipal Bond Massachusetts
Index for the twelve-month reporting period ended February 29, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond Massachusetts Index.
Detracting from the Fund’s relative performance was an overweight to transportation bonds, particularly those of airport issuers. An overweight to the higher education sector also detracted from relative performance.
Partially the Fund’s underperformance was its longer average portfolio duration. This was primarily driven by an overweight to bonds on the long end of the yield curve, which performed well as interest rates fell in late 2023. Also adding value was the Fund’s underweight to tax-supported bonds, especially Massachusetts general obligation debt, and an overweight to longer-duration water/sewer bonds.
Nuveen New Jersey Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 29, 2024?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, New Jersey state, and in some cases, local income taxes as is consistent with preservation of capital.
During the twelve-month reporting period, the portfolio management team engaged in tactical bond purchases and sales that roughly tracked cash flows into and out of the Fund. The higher yield environment during this reporting period was favorable for the
Fund to reset embedded yields higher in its portfolio, primarily by executing on tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies.

How did the Fund perform during the twelve-month reporting period ended February 29, 2024?
The Class A Shares of the Nuveen New Jersey Municipal Bond Fund performed in line with the S&P Municipal Bond New Jersey
Index for the twelve-month reporting period ended February 29, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond New Jersey Index.
During the reporting period, the primary contributor to the Fund’s relative performance was its longer duration positioning, especially an overweight to bonds with durations of ten years and longer, which performed well as interest rates fell in late 2023.
Largely offsetting the Fund’s contributors was its underweight to New Jersey state-backed debt, as this market segment generally outperformed. Although the Fund held a sizable allocation to state-backed bonds, the S&P Municipal Bond New Jersey Index’s allocation is notably higher given the state’s heavier issuance of debt. Based on a variety of factors including the portfolio management team’s assessment, the Fund holds a relative underweight.
Nuveen New York Municipal Bond Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended February 29, 2024?
The Fund invests primarily in investment grade municipal bonds and is designed to provide as high a level of current interest income exempt from regular federal, New York state, and in some cases, local income taxes as is consistent with preservation of capital.
The higher yield environment during this reporting period was favorable for the Fund to reset embedded yields higher in its portfolio, primarily by executing on tax-loss swap opportunities. This strategy involves selling depreciated bonds with lower embedded yields to reinvest in similarly structured, higher income-producing bonds to support the Fund’s income earnings and capture tax efficiencies. The higher interest rate environment during the reporting period also provided an opportunity for the portfolio management team to buy lower rated credits in the Fund at wider-than-average credit spreads and with incrementally higher yields. These new purchases were funded by selling higher quality, lower yielding paper that had been bought when prevailing interest rates were lower.
How did the Fund perform during the twelve-month reporting period ended February 29, 2024?
The Class A Shares of the Nuveen New York Municipal Bond Fund performed in line with the S&P Municipal Bond New York Index for the twelve-month reporting period ended February 29, 2024. For the purposes of this Performance Commentary, references to relative performance are in comparison to the S&P Municipal Bond New York Index.
Contributing to the Fund’s relative performance during the reporting period was a longer average portfolio duration, driven by an overweight to bonds on the long end of the yield curve, which performed well as interest rates fell in late 2023. The Fund’s credit quality positioning also contributed to relative performance, especially overweights to lower rated municipal bonds, including non-
rated, BBB, and A rated bonds, which outperformed during the reporting period.
Largely offsetting these detractors was the Fund’s sector positioning, especially in the transportation, industrial development revenue and health care segments.

Portfolio Managers’ Comments
(continued)

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating (except for Nuveen California High Yield Municipal Bond Fund, which uses the lowest rating) given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc.
(Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-
investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations and Dividend
Information

Risk Considerations
Nuveen California High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen California Municipal Bond Fund
Nuveen Connecticut Municipal Bond Fund
Nuveen Massachusetts Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.

About the Funds’ Benchmarks
Lipper California Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper California Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions but do not reflect any applicable sales charges.
Lipper Massachusetts Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Massachusetts Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper New Jersey Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper New Jersey Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges .
Lipper New York Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper New York Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
S&P Municipal Bond California Index:
A index designed to measure the performance of the tax-exempt California municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Connecticut Index:
An index designed to measure the performance of the tax-exempt
Connecticut municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Massachusetts Index:
An index designed to measure the performance of the tax-exempt
Massachusetts municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New Jersey Index:
An index designed to measure the performance of the tax-exempt New
Jersey municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New York Index:
An index designed to measure the performance of the tax-exempt New York municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, are excluded from the calculation of a Fund’s effective leverage ratio.
Holdings Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating (except for Nuveen California High Yield Municipal
Bond Fund, which uses lowest rating) given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors
Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and
D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen California High Yield Municipal Bond Fund
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 29, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 29, 2024
Growth of an Assumed $10,000 Investment as of February 29, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
February 29, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 3/28/06 4.28% 0.32% 3.09% 1.51%
Class A at maximum Offering Price 3/28/06 (0.14)% (0.54)% 2.66% —
S&P Municipal Yield Index — 8.69% 3.33% 4.47% —
Lipper California Municipal Debt Funds Classification Average — 5.78% 1.57% 2.67% —
Class C at NAV 2/10/14 3.48% (0.48)% 2.44% 2.31%
Class C at maximum Offering Price 2/10/14 3.48% (0.48)% 2.44% —
Class I 3/28/06 4.53% 0.52% 3.31% 1.31%
Effective Leverage Ratio 20.11%

Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 120.9%
Repurchase Agreements 0.4%
Other Assets & Liabilities, Net 3.5%
Floating Rate Obligations (24.8)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
California 93.6%
Puerto Rico 4.3%
Florida 1.2%
Virgin Islands 0.6%
Guam 0.3%
Tennessee 0.0%
Illinois 0.0%
Missouri 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 26.9%
Education and Civic
Organizations 15.4%
Housing/Multifamily 14.0%
Transportation 11.8%
Utilities 11.3%
Tax Obligation/General 9.0%
Health Care 7.2%
Other 4.0%
Repurchase Agreements 0.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 0.2%
AA 9.4%
A 20.0%
BBB 10.7%
BB or Lower 6.9%
N/R (not rated) 52.8%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen California Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 29, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 29, 2024
Growth of an Assumed $10,000 Investment as of February 29, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
February 29, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 9/07/94 5.06% 1.30% 2.81% 0.76%
Class A at maximum Offering Price 9/07/94 0.63% 0.44% 2.38% —
S&P Municipal Bond Index — 5.50% 1.97% 2.71% —
S&P Municipal Bond California Index — 5.41% 1.89% 2.80% —
Lipper California Municipal Debt Funds Classification Average — 5.78% 1.57% 2.67% —
Class C at NAV 2/10/14 4.26% 0.49% 2.15% 1.56%
Class C at maximum Offering Price 2/10/14 4.26% 0.49% 2.15% —
Class I 7/01/86 5.41% 1.52% 3.02% 0.56%
Effective Leverage Ratio 0.00%

Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 96 .9%
Short-Term Municipal Bonds 0 .8%
Other Assets & Liabilities, Net 2.3%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
California 95.9%
Puerto Rico 3.5%
Guam 0.6%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 19.5%
Housing/Multifamily 14.8%
Health Care 13.1%
Utilities 12.1%
U.S. Guaranteed 11.8%
Tax Obligation/Limited 11.3%
Tax Obligation/General 10.9%
Other 6.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 11.3%
AAA 5.4%
AA 29.2%
A 23.2%
BBB 8.9%
BB or Lower 3.5%
N/R (not rated) 18.5%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Connecticut Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 29, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Connecticut Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 29, 2024
Growth of an Assumed $10,000 Investment as of February 29, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
February 29, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 7/13/87 5.60% 1.13% 2.10% 0.81%
Class A at maximum Offering Price 7/13/87 1.18% 0.25% 1.66% —
S&P Municipal Bond Index — 5.50% 1.97% 2.71% —
S&P Municipal Bond Connecticut Index — 4.77% 2.15% 2.34% —
Lipper Other States Municipal Debt Funds Classification Average — 4.90% 1.10% 1.98% —
Class C at NAV 2/10/14 4.76% 0.32% 1.44% 1.61%
Class C at maximum Offering Price 2/10/14 4.76% 0.32% 1.44% —
Class I 2/25/97 5.79% 1.32% 2.31% 0.61%
Effective Leverage Ratio 0.00%

Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 93 .4%
Short-Term Municipal Bonds 4 .6%
Other Assets & Liabilities, Net 2.0%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Connecticut 94.9%
Puerto Rico 3.4%
Guam 1.4%
Virgin Islands 0.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 26.1%
Education and Civic
Organizations 19.8%
Health Care 16.6%
Tax Obligation/Limited 15.3%
Utilities 7.1%
Housing/Single Family 4.9%
Long-Term Care 2.9%
Other 7.3%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.5%
AAA 7.9%
AA 48.4%
A 25.1%
BBB 7.8%
BB or Lower 2.8%
N/R (not rated) 5.5%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Connecticut personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen Massachusetts Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 29, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Massachusetts Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 29, 2024
Growth of an Assumed $10,000 Investment as of February 29, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
February 29, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 9/07/94 4.70% 1.12% 2.21% 0.78%
Class A at maximum Offering Price 9/07/94 0.33% 0.24% 1.77% —
S&P Municipal Bond Index — 5.50% 1.97% 2.71% —
S&P Municipal Bond Massachusetts Index — 5.00% 1.67% 2.37% —
Lipper Massachusetts Municipal Debt Funds Classification Average — 4.99% 1.08% 1.96% —
Class C at NAV 2/10/14 3.75% 0.30% 1.56% 1.58%
Class C at maximum Offering Price 2/10/14 3.75% 0.30% 1.56% —
Class I 12/22/86 4.90% 1.32% 2.40% 0.58%
Effective Leverage Ratio 0.00%

Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 95 .9%
Short-Term Municipal Bonds 3 .1%
Other Assets & Liabilities, Net 1.0%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Massachusetts 94.3%
Puerto Rico 3.4%
Guam 2.0%
Virgin Islands 0.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Education and Civic
Organizations 23.3%
Health Care 22.8%
Tax Obligation/Limited 18.7%
Tax Obligation/General 18.5%
Utilities 5.7%
Transportation 3.2%
U.S. Guaranteed 3.0%
Other 4.8%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.0%
AAA 15.1%
AA 51.3%
A 13.6%
BBB 11.0%
BB or Lower 1.6%
N/R (not rated) 4.4%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from
Massachusetts personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New Jersey Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 29, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New Jersey Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 29, 2024
Growth of an Assumed $10,000 Investment as of February 29, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
February 29, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 9/06/94 6.10% 1.65% 2.74% 0.84%
Class A at maximum Offering Price 9/06/94 1.66% 0.78% 2.30% —
S&P Municipal Bond Index — 5.50% 1.97% 2.71% —
S&P Municipal Bond New Jersey Index — 5.86% 2.58% 3.27% —
Lipper New Jersey Municipal Debt Funds Classification Average — 5.61% 1.72% 2.56% —
Class C at NAV 2/10/14 5.18% 0.85% 2.09% 1.64%
Class C at maximum Offering Price 2/10/14 5.18% 0.85% 2.09% —
Class I 2/28/92 6.32% 1.86% 2.95% 0.64%
Effective Leverage Ratio 0.00%

Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 98 .7%
Short-Term Municipal Bonds 1 .7%
Other Assets & Liabilities, Net (0.4)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New Jersey 91.2%
New York 2.8%
Puerto Rico 2.1%
Pennsylvania 2.1%
Delaware 1.8%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 17.7%
Tax Obligation/General 15.4%
Transportation 14.2%
Education and Civic
Organizations 13.8%
Utilities 11.5%
Health Care 8.6%
Housing/Multifamily 6.4%
Other 12.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.0%
AAA 15.1%
AA 40.9%
A 22.6%
BBB 11.1%
BB or Lower 2.3%
N/R (not rated) 5.0%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Jersey personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Nuveen New York Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
February 29, 2024
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is reflected in the maximum Offering Price total returns presented for less than 1-Year, when and where applicable. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I
Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of February 29, 2024
Growth of an Assumed $10,000 Investment as of February 29, 2024 - Class A
The graphs do not reflect the deduction of taxes, such as state and local income taxes or capital gains taxes that a shareholder may pay on Fund distributions or the redemptions of Fund shares.
Total Returns as of
February 29, 2024**
Average Annual
Expense
Ratios
Inception
Date 1-Year 5-Year 10-Year
Class A at NAV 9/07/94 5.97% 1.26% 2.48% 0.76%
Class A at maximum Offering Price 9/07/94 1.56% 0.40% 2.04% —
S&P Municipal Bond Index — 5.50% 1.97% 2.71% —
S&P Municipal Bond New York Index — 5.83% 1.86% 2.60% —
Lipper New York Municipal Debt Funds Classification Average — 6.32% 1.55% 2.49% —
Class C at NAV 2/10/14 5.11% 0.47% 1.81% 1.56%
Class C at maximum Offering Price 2/10/14 5.11% 0.47% 1.81% —
Class I 12/22/86 6.16% 1.47% 2.68% 0.56%
Effective Leverage Ratio 0.00%

Holdings Summaries as of February 29, 2024
Fund Allocation
(% of net assets)
Municipal Bonds 97 .4%
Other Assets & Liabilities, Net 2.6%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New York 95.6%
Puerto Rico 4.1%
Guam 0.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 31.3%
Tax Obligation/Limited 20.8%
Health Care 18.9%
Education and Civic
Organizations 9.5%
Utilities 5.1%
Tax Obligation/General 4.8%
Consumer Staples 3.7%
Other 5.9%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 2.0%
AAA 3.1%
AA 33.1%
A 19.9%
BBB 25.2%
BB or Lower 6.8%
N/R (not rated) 9.9%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.

Yields
as of February 29, 2024
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen California High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .85% 3 .27% 4 .25%
SEC 30-Day Yield 3 .84% 3 .21% 4 .20%
Taxable-Equivalent Yield (54.1%)
2
8 .09% 6 .76% 8 .85%
Nuveen California Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .46% 2 .85% 3 .85%
SEC 30-Day Yield 3 .16% 2 .49% 3 .49%
Taxable-Equivalent Yield (54.1%)
2
6 .86% 5 .41% 7 .58%
Nuveen Connecticut Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .81% 2 .12% 3 .11%
SEC 30-Day Yield 2 .94% 2 .27% 3 .25%
Taxable-Equivalent Yield (47.8%)
2
5 .63% 4 .35% 6 .23%
Nuveen Massachusetts Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .89% 2 .20% 3 .21%
SEC 30-Day Yield 2 .89% 2 .22% 3 .21%
Taxable-Equivalent Yield (49.8%)
2
5 .76% 4 .42% 6 .39%
Nuveen New Jersey Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .97% 2 .33% 3 .32%
SEC 30-Day Yield 2 .80% 2 .14% 3 .11%
Taxable-Equivalent Yield (51.6%)
2
5 .78% 4 .42% 6 .42%

Nuveen New York Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .72% 3 .10% 4 .06%
SEC 30-Day Yield 3 .45% 2 .80% 3 .78%
Taxable-Equivalent Yield (51.7%)
2
7 .11% 5 .77% 7 .79%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended February 29, 2024.
The beginning of the period is September 1, 2023.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen California High Yield Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,060.10 $ 1,054.60 $ 1,060.00
Expenses Incurred During the Period $ 4.41 $ 8.48 $ 3.38
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.58 $ 1,016.61 $ 1,021.58
Expenses Incurred During the Period $ 4.32 $ 8.32 $ 3.32
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.86%, 1.66% and 0.66% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).

Nuveen California Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,043.40 $ 1,039.50 $ 1,045.70
Expenses Incurred During the Period $ 3.81 $ 7.86 $ 2.80
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.12 $ 1,017.14 $ 1,022.12
Expenses Incurred During the Period $ 3.77 $ 7.77 $ 2.77
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.75%, 1.55% and 0.55% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).
Nuveen Connecticut Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,046.20 $ 1,042.10 $ 1,047.10
Expenses Incurred During the Period $ 4.07 $ 8.12 $ 3.05
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.91 $ 1,016.93 $ 1,021.88
Expenses Incurred During the Period $ 4.02 $ 8.02 $ 3.02
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).
Nuveen Massachusetts Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,036.10 $ 1,031.00 $ 1,037.20
Expenses Incurred During the Period $ 4.10 $ 8.13 $ 3.04
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.84 $ 1,016.87 $ 1,021.87
Expenses Incurred During the Period $ 4.07 $ 8.07 $ 3.02
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61% and 0.60% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).
Nuveen New Jersey Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,048.10 $ 1,044.20 $ 1,049.10
Expenses Incurred During the Period $ 4.23 $ 8.28 $ 3.21
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.74 $ 1,016.76 $ 1,021.74
Expenses Incurred During the Period $ 4.17 $ 8.17 $ 3.17
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.83%, 1.63% and 0.63% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen New York Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,043.00 $ 1,038.70 $ 1,044.00
Expenses Incurred During the Period $ 4.01 $ 8.06 $ 3.00
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,020.94 $ 1,016.96 $ 1,021.94
Expenses Incurred During the Period $ 3.97 $ 7.97 $ 2.97
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 182 /366 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees
Nuveen Multistate Trust II:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Nuveen California High Yield Municipal Bond
Fund, Nuveen California Municipal Bond Fund, Nuveen Connecticut Municipal Bond Fund, Nuveen Massachusetts
Municipal Bond Fund, Nuveen New Jersey Municipal Bond Fund, and Nuveen New York Municipal Bond Fund (six of
the funds comprising Nuveen Multistate Trust II) (the Funds), including the portfolios of investments, as of February 29,
2024, the related statements of operations and cash flows (Nuveen California High Yield Municipal Bond Fund) for the
year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-
year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of February 29, 2024, the results of their operations and their cash flows
(as applicable) for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of February 29, 2024, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
April 26, 2024

Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments February 29, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 120.9%
X
1,332,024,916
MUNICIPAL BONDS - 120.9%   X 1,332,024,916
Consumer Staples - 3.2%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Alameda County Tobacco Asset Securitization Corporation,
Subordinate Series 2006A, 0.000%, 6/01/50
3/24 at 20.19 $ 5,440,254
1,155 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series
2007A, 5.000%, 6/01/47
3/24 at 100.00 1,114,896
20,000 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series
2006A, 0.000%, 6/01/46
3/24 at 28.40 5,499,284
27,000 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 3,073,483
12,500 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1, 4.214%,
6/01/50
12/31 at 100.00 9,523,358
3,460 Guam Economic Development & Commerce Authority, Tobacco Settlement
Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
3/24 at 100.00 3,459,872
17,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital Appreciation,
0.000%, 6/01/47
3/24 at 21.43 3,762,125
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement
Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation,
Series 2007A, 0.000%, 6/01/47
4/24 at 27.20 2,031,234
5,000 Tobacco Securitization Authority of Southern California, Tobacco Settlement
Asset-Backed Bonds, San Diego County Tobacco Asset Securitization
Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46
3/24 at 25.50 1,082,364
Total Consumer Staples 34,986,870
Education and Civic Organizations - 18.7%
2,000 California Enterprise Development Authority, Charter School Revenue Bonds,
Norton Science & Language Academy Project, Series 2021, 4.000%, 7/01/61,
144A
7/27 at 100.00 1,508,671
4,210 California Enterprise Development Authority, Charter School Revenue Bonds,
Norton Science and Language Academy Project, Series 2020, 6.250%,
7/01/58, 144A
7/27 at 102.00 4,359,536
4,250 (c) California Infrastructure and Economic Development Bank, Revenue Bonds,
Los Angeles County Museum of Natural History Foundation, Series 2020,
4.000%, 7/01/50, (UB)
7/30 at 100.00 4,118,917
California Municipal Finance Authority Charter School Revenue Bonds, John
Adams Academies, Inc. Project, Series 2015A:
900 5.000%, 10/01/35 4/24 at 101.00 901,582
1,335 5.250%, 10/01/45 4/24 at 101.00 1,326,421
4,115 California Municipal Finance Authority Charter School Revenue Bonds, John
Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47, 144A
4/24 at 101.00 3,917,869
California Municipal Finance Authority Charter School Revenue Bonds, River
Charter Schools Project, Series 2018A:
1,000 5.500%, 6/01/48, 144A 6/26 at 100.00 1,000,741
250 5.500%, 6/01/53, 144A 6/26 at 100.00 248,178
California Municipal Finance Authority,  Revenue Bonds, Creative Center of
Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
500 4.000%, 11/01/36, 144A 11/26 at 100.00 449,571
2,200 4.500%, 11/01/46, 144A 11/26 at 100.00 1,893,872
1,150 California Municipal Finance Authority, Charter School Lease Revenue Bonds,
Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/48,
144A
6/28 at 100.00 1,067,611

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
California Municipal Finance Authority, Charter School Lease Revenue Bonds,
Santa Rosa Academy Project, Series 2015:
$ 400 5.125%, 7/01/35, 144A 7/25 at 100.00 $ 403,360
425 5.375%, 7/01/45, 144A 7/25 at 100.00 426,555
410 California Municipal Finance Authority, Charter School Revenue Bonds, John
Adams Academies, Inc. - Lincoln Project, Series 2019A, 4.000%, 10/01/29,
144A
10/27 at 100.00 398,011
California Municipal Finance Authority, Charter School Revenue Bonds, John
Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B:
90 5.000%, 10/01/39, 144A 10/27 at 100.00 89,419
1,515 5.000%, 10/01/49, 144A 10/27 at 100.00 1,427,437
1,000 5.000%, 10/01/57, 144A 10/27 at 100.00 915,212
California Municipal Finance Authority, Charter School Revenue Bonds, John
Adams Academies, Inc. Project, Series 2014A:
1,400 5.000%, 10/01/34 4/24 at 101.00 1,403,407
465 5.000%, 10/01/44 4/24 at 101.00 449,326
3,695 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/41, 144A
7/26 at 100.00 3,590,468
California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2018A:
1,000 5.000%, 7/01/38, 144A 7/28 at 100.00 989,551
1,800 5.000%, 7/01/49, 144A 7/28 at 100.00 1,684,632
California Municipal Finance Authority, Charter School Revenue Bonds, Urban
Discovery Academy Project, Series 2014A:
715 5.500%, 8/01/34, 144A 8/24 at 100.00 716,358
1,650 6.000%, 8/01/44, 144A 8/24 at 100.00 1,655,023
1,715 California Municipal Finance Authority, Education Revenue Bonds,  American
Heritage Foundation Project, Series 2016A, 5.000%, 6/01/46
6/26 at 100.00 1,710,353
1,145 California Municipal Finance Authority, Education Revenue Bonds, Literacy
First Charter Schools Project, Series 2019A, 5.000%, 12/01/39
12/29 at 100.00 1,175,777
2,260 California Municipal Finance Authority, Education Revenue Bonds, STREAM
Charter Schools Project, Series 2020A, 5.000%, 6/15/51, 144A
6/30 at 100.00 2,042,164
6,465 California Municipal Finance Authority, Revenue Bonds, American Musical
and Dramatic Academy Inc., Series 2023A, 7.250%, 7/01/53
7/33 at 100.00 6,725,951
California Municipal Finance Authority, Revenue Bonds, Azusa Pacific
University Project, Refunding Series 2015B:
1,435 5.000%, 4/01/35 4/25 at 100.00 1,439,111
8,640 5.000%, 4/01/41 4/25 at 100.00 8,472,178
California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A:
1,500 5.000%, 11/01/36, 144A 11/26 at 100.00 1,514,387
1,555 5.000%, 11/01/46, 144A 11/26 at 100.00 1,530,040
California Municipal Finance Authority, Revenue Bonds, Claremont Graduate
University, Refunding Series 2020B:
1,000 5.000%, 10/01/49, 144A 10/30 at 100.00 956,859
1,000 5.000%, 10/01/54, 144A 10/30 at 100.00 944,689
270 California Municipal Finance Authority, Revenue Bonds, Goodwill Industries
of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%,
1/01/32, 144A
4/24 at 100.00 265,615
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill Industries
of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.250%,
1/01/45
1/25 at 100.00 2,913,388
1,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 4.000%, 12/31/47, (AMT)
6/28 at 100.00 889,731
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson University,
Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 7,109,614
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/34
8/29 at 100.00 1,058,116
2,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A
7/28 at 100.00 1,704,262
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 708,587

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 4,500 California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A
1/26 at 100.00 $ 3,880,915
1,075 California School Finance Authority Charter School Facility Revenue Bonds,
Grimmway Schools-Obligated Group, Series 2016A, 5.000%, 7/01/46, 144A
7/26 at 100.00 1,075,158
California School Finance Authority Charter School Revenue Bonds, Bright
Star Schools - Obligated Group, Series 2017:
755 5.000%, 6/01/37, 144A 6/27 at 100.00 755,837
2,000 5.000%, 6/01/47, 144A 6/27 at 100.00 1,892,550
2,090 5.000%, 6/01/54, 144A 6/27 at 100.00 1,934,451
1,000 California School Finance Authority Charter School Revenue Bonds, Ednovate
Obligated Group, Series 2018, 5.000%, 6/01/48, 144A
6/27 at 100.00 914,673
960 California School Finance Authority Charter School Revenue Bonds, Fenton
Schools - Obligated Group, Series 2020A, 5.000%, 7/01/40, 144A
7/27 at 100.00 963,555
California School Finance Authority Charter School Revenue Bonds, John
Adams Academy Obligated Group, Series 2022A:
3,175 5.000%, 7/01/52, 144A 7/30 at 102.00 2,969,373
8,125 5.125%, 7/01/62, 144A 7/30 at 102.00 7,578,507
305 California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48, 144A
8/28 at 100.00 305,648
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 986,894
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A:
585 5.000%, 8/01/35, 144A 8/25 at 100.00 593,096
1,040 5.000%, 8/01/40, 144A 8/25 at 100.00 1,047,417
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
1,600 5.000%, 8/01/41, 144A 8/25 at 100.00 1,610,166
460 5.000%, 8/01/46, 144A 8/25 at 100.00 461,406
1,100 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/52,
144A
6/26 at 100.00 861,878
California School Finance Authority, California, Charter School Revenue
Bonds, Girls Athletic Leadership School Los Angeles Project, Series 2021A:
1,000 4.000%, 6/01/41, 144A 6/31 at 100.00 813,901
500 4.000%, 6/01/61, 144A 6/31 at 100.00 348,947
2,300 California School Finance Authority, California, Charter School Revenue
Bonds, Lighthouse Community Public Schools Obligated Group, Series
2022A, 6.500%, 6/01/62, 144A
6/29 at 100.00 2,378,954
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 1,312,202
1,600 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%,
6/01/58, 144A
6/26 at 100.00 1,481,729
California School Finance Authority, Charter School Lease Revenue Bonds,
Pathways to College Project, Series 2023A:
2,075 7.250%, 6/15/43, 144A 6/31 at 102.00 2,126,713
6,740 7.375%, 6/15/53, 144A 6/31 at 102.00 6,907,040
California School Finance Authority, Charter School Revenue Bonds, Arts in
Action Charter Schools - Obligated Group, Series 2020A:
2,510 5.000%, 6/01/40, 144A 6/27 at 100.00 1,987,939
5,550 5.000%, 6/01/50, 144A 6/27 at 100.00 4,072,264
8,200 5.000%, 6/01/59, 144A 6/27 at 100.00 5,752,653
California School Finance Authority, Charter School Revenue Bonds, Aspire
Public School - Obligated Group,Issue No.6, Series 2020A:
1,000 5.000%, 8/01/42, 144A 8/28 at 100.00 1,016,092
5,315 5.000%, 8/01/61, 144A 8/28 at 100.00 5,283,672
5,045 California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/42, 144A
6/26 at 100.00 4,823,537
805 California School Finance Authority, Charter School Revenue Bonds, Classical
Academies Project, Series 2017A, 5.000%, 10/01/44, 144A
10/27 at 100.00 806,618

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
$ 235 5.000%, 6/01/37, 144A 6/27 at 100.00 $ 234,982
235 5.000%, 6/01/47, 144A 6/27 at 100.00 221,137
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016:
1,500 4.750%, 6/01/36, 144A 6/26 at 100.00 1,484,803
1,180 5.000%, 6/01/46, 144A 6/26 at 100.00 1,126,563
California School Finance Authority, Charter School Revenue Bonds, Ivy
Academia, Series 2021A:
1,150 4.000%, 6/01/41, 144A 6/28 at 103.00 918,672
1,500 4.000%, 6/01/51, 144A 6/28 at 103.00 1,091,839
1,000 4.000%, 6/01/61, 144A 6/28 at 103.00 688,032
675 California School Finance Authority, Charter School Revenue Bonds, Kepler
Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 681,331
1,135 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55, 144A
6/27 at 100.00 1,124,278
2,475 California School Finance Authority, Charter School Revenue Bonds, Lifeline
Education Charter School Project, Series 2020A, 5.000%, 7/01/55, 144A
7/28 at 100.00 2,301,372
California School Finance Authority, Charter School Revenue Bonds, Orange
County Educational Arts Academy Project, Series 2023A:
560 5.625%, 6/01/43, 144A 6/30 at 100.00 566,698
700 5.875%, 6/01/53, 144A 6/30 at 100.00 708,302
425 California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023,
5.500%, 8/01/47, 144A
8/33 at 100.00 433,736
2,500 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46,
144A
6/25 at 100.00 2,493,153
California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A:
950 5.125%, 6/01/47, 144A 6/26 at 100.00 951,616
1,000 5.250%, 6/01/52, 144A 6/26 at 100.00 1,002,637
925 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools ? Obligated Group, Series 2017G, 5.000%,
6/01/53, 144A
6/27 at 100.00 906,816
990 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Public Schools Obligated Group, Series 2017G, 5.000%, 6/01/37,
144A
6/27 at 100.00 1,001,947
California School Finance Authority, Charter School Revenue Bonds, Russell
Westbrook Academy Obligated Group, Series 2021A:
3,000 4.000%, 6/01/51, 144A 6/27 at 100.00 2,225,361
3,000 4.000%, 6/01/61, 144A 6/27 at 100.00 2,107,040
605 California School Finance Authority, Charter School Revenue Bonds, Russell
Westbrook Obligated Group, Series 2021A, 4.000%, 6/01/31, 144A
6/27 at 100.00 562,999
400 California School Finance Authority, Charter School Revenue Bonds, Santa
Clarita Valley International School Project, Series 2021A, 4.000%, 6/01/41
6/31 at 100.00 342,486
3,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%,
6/01/60, 144A
6/28 at 100.00 2,601,717
575 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020B, 5.000%,
6/01/27, 144A
No Opt. Call 546,515
1,435 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2023A, 6.000%,
6/01/63, 144A
6/31 at 100.00 1,439,851
California School Finance Authority, Charter School Revenue Bonds, Social
Bonds iLead Lancaster Project, Series 2021A:
440 5.000%, 6/01/41, 144A 6/29 at 100.00 414,257
1,200 5.000%, 6/01/51, 144A 6/29 at 100.00 1,076,783
1,320 5.000%, 6/01/61, 144A 6/29 at 100.00 1,150,647

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
California School Finance Authority, Charter School Revenue Bonds, Valley
International Preparatory High School Project, Series 2022A:
$ 1,000 5.125%, 3/01/52, 144A 3/31 at 100.00 $ 745,867
1,000 5.250%, 3/01/62, 144A 3/31 at 100.00 731,709
750 California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Adams Campus Project, Series 2019A, 5.000%,
6/01/40, 144A
6/27 at 100.00 744,177
California School Finance Authority, Educational Facilities Revenue Bonds,
New Designs Charter School Project, Series 2014A:
1,000 5.750%, 6/01/34, 144A 6/24 at 100.00 1,003,900
1,500 6.000%, 6/01/44, 144A 6/24 at 100.00 1,504,070
California School Finance Authority, Educational Facility Revenue Bonds, River
Springs Charter School Project, Series 2017A:
1,725 5.000%, 7/01/47, 144A 7/27 at 100.00 1,620,907
1,340 5.000%, 7/01/52, 144A 7/27 at 100.00 1,235,271
1,245 California School Finance Authority, Educational Facility Revenue Bonds,
River Springs Charter School Project, Series 2023A, 5.750%, 7/01/42, 144A
7/31 at 100.00 1,276,263
California School finance Authority, School Facility Revenue Bonds,  ICEF -
View Park Elementary and Middle Schools, Series 2014A:
575 5.625%, 10/01/34 10/24 at 100.00 577,181
1,000 5.875%, 10/01/44 10/24 at 100.00 1,002,211
520 6.000%, 10/01/49 10/24 at 100.00 521,104
California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2015A:
3,050 4.125%, 7/01/35, 144A 7/25 at 100.00 2,991,673
1,000 5.000%, 7/01/45, 144A 7/25 at 100.00 1,000,748
1,015 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A
11/24 at 100.00 1,023,591
1,200 California School Finance Authority, School Facility Revenue Bonds, Granada
Hills Charter High School Obligated Group, Series 2019, 5.000%, 7/01/54,
144A
7/26 at 100.00 1,167,975
California School Finance Authority, School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2022A:
1,200 5.375%, 8/01/42 8/32 at 100.00 1,260,646
1,150 5.750%, 8/01/52 8/32 at 100.00 1,214,200
600 California School Finance Authority, School Facility Revenue Bonds, KIPP LA
Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 601,863
725 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Refunding Series 2023A, 5.250%, 7/01/48, 144A
7/28 at 103.00 733,085
1,355 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 6.000%, 7/01/51, 144A
7/26 at 100.00 1,389,378
6,325 California Statewide Communities Development Authority Revenue Bonds,
California Baptist University, Refunding Series 2017A, 5.000%, 11/01/41,
144A
11/27 at 100.00 6,339,239
University of Puerto Rico, University System Revenue Bonds, Refunding Series
2006P:
1,005 5.000%, 6/01/24 4/24 at 100.00 1,003,225
580 5.000%, 6/01/30 4/24 at 100.00 562,712
University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
125 5.000%, 6/01/30 4/24 at 100.00 121,274
1,580 5.000%, 6/01/36 4/24 at 100.00 1,512,881
Total Education and Civic Organizations 205,337,055
Health Care - 8.8%
Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
2,765 5.000%, 3/01/31 3/26 at 100.00 2,794,897
5,160 5.250%, 3/01/36 3/26 at 100.00 5,248,868
5,280 5.000%, 3/01/41 3/26 at 100.00 5,282,335
10,600 5.000%, 3/01/46 3/26 at 100.00 10,230,164
4,000 (c) California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48, (UB)
11/27 at 100.00 3,854,428
4,740 (c) California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai
Health System, Series 2021A, 4.000%, 8/15/48, (UB)
8/31 at 100.00 4,681,399

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 2,485 (c) California Health Facilities Financing Authority, Revenue Bonds, City of Hope
National Medical Center, Series 2019, 5.000%, 11/15/49
11/26 at 100.00 $ 2,537,042
5,000 (c) California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter
Packard Children's Hospital at Stanford, Refunding Forward Delivery Series
2022A, 4.000%, 5/15/51, (UB)
5/32 at 100.00 4,899,152
7,800 (c) California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter
Packard Children's Hosptial at Stanford, Series 2017A, 5.000%, 11/15/56, (UB)
11/27 at 100.00 8,104,618
1,455 California Municipal Finance Authority, Revenue Bonds, Clinicas del Camino
Real, Inc., Series 2020, 4.000%, 3/01/28
No Opt. Call 1,402,694
2,000 California Municipal Finance Authority, Revenue Bonds, Community Health
Centers of the Central Coast, Inc., Series 2021A, 5.000%, 12/01/46, 144A
12/30 at 100.00 1,978,470
California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare
Group, Series 2017A:
5,480 5.250%, 11/01/41 11/26 at 100.00 5,509,787
8,200 5.000%, 11/01/47 11/26 at 100.00 7,650,275
1,000 5.250%, 11/01/47 11/26 at 100.00 990,578
1,565 California Municipal Financing Authority, Certificates of Participation, Palomar
Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 1,755,532
16,700 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 16,491,309
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
2,055 5.000%, 12/01/41, 144A 6/26 at 100.00 2,057,597
2,280 5.250%, 12/01/56, 144A 6/26 at 100.00 2,290,569
315 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 320,301
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A:
38 (d),(e) 5.750%, 7/01/24 4/24 at 100.00 38,378
22 (d),(e) 5.750%, 7/01/30 4/24 at 100.00 22,216
24 (d),(e) 5.750%, 7/01/35 4/24 at 100.00 24,000
100 (d),(e) 5.500%, 7/01/39 4/24 at 100.00 100,323
2 (d),(e) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
4/24 at 100.00 2,000
1,500 Palomar Pomerado Health Care District, California, Certificates of
Participation, Series 2017, 4.000%, 11/01/47
11/27 at 100.00 1,295,068
Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016:
6,235 5.000%, 11/01/36 11/26 at 100.00 6,317,634
710 5.000%, 11/01/39 11/26 at 100.00 715,172
200 Washington Township Health Care District, California, Revenue Bonds, Series
2017A, 5.000%, 7/01/42
7/27 at 100.00 200,523
Total Health Care 96,795,329
Housing/Multifamily - 17.0%
35,685 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 23,881,348
10,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-2,
4.000%, 8/01/51, 144A
8/32 at 100.00 6,195,960
2,500 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 1,757,604
8,750 California Community Housing Agency, California, Essential Housing Revenue
Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 7,142,891
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 3,101,272
13,145 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%, 2/01/56,
144A
8/31 at 100.00 9,298,442

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 15,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 $ 12,181,478
11,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50, 144A
8/32 at 100.00 8,822,076
6,085 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 5,768,884
1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S, 4.000%,
3/01/37, 144A
3/31 at 100.00 1,325,848
60 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 59,431
8,438 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 8,356,244
240 California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.250%,
8/15/49
8/24 at 100.00 240,830
1,270 California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49
8/24 at 100.00 1,272,709
2,375 California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 1,904,756
3,000 California Municipal Finance Authority, Revenue Bonds, Catalyst Impact Fund
1 LLC Series 2024-II, 7.000%, 1/01/39, 144A
1/34 at 100.00 3,156,232
California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A:
1,335 5.500%, 7/01/50, 144A 7/33 at 105.00 1,362,802
1,715 6.000%, 7/01/53, 144A 7/33 at 105.00 1,792,147
450 California Statewide Communities Development Authority, College Housing
Revenue Bonds, National Campus Community Development - Hooper Street
LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 451,831
California Statewide Communities Development Authority, Revenue Bonds,
Lancer Educational Student Housing Project, Refunding Series 2016A:
4,600 5.000%, 6/01/36, 144A 6/26 at 100.00 4,656,036
2,090 5.000%, 6/01/46, 144A 6/26 at 100.00 2,087,055
4,385 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 3,183,550
1,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%, 4/01/56,
144A
4/31 at 100.00 762,802
2,500 CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 3.250%, 2/01/57, 144A
2/32 at 100.00 1,835,744
1,000 CMFA Special Financing Agency VIII, California, Essential Housing Revenue
Bonds, Elan Huntington Beach, Senior Lien Series 2021A-1, 3.000%, 8/01/56,
144A
8/31 at 100.00 677,056
2,905 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien Series
2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 2,076,810
11,580 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series 2021B,
4.000%, 10/01/46, 144A
10/31 at 100.00 9,010,890
9,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46, 144A
10/31 at 100.00 7,216,582
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A
1/31 at 100.00 2,422,165
5,715 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 4,200,656
2,270 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and A-2,
3.250%, 7/01/56, 144A
7/32 at 100.00 1,564,397

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 20,010 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 $ 14,717,415
9,360 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1,
3.125%, 7/01/56, 144A
7/32 at 100.00 6,313,212
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 1,379,570
4,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 3,037,341
2,110 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 1,558,191
2,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 1,914,500
2,625 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 1,804,637
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Senior Lien Series 2021A, 3.000%,
9/01/56, 144A
9/31 at 100.00 1,336,805
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine Lien
Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 1,291,531
2,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 1,394,405
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2,
4.000%, 12/01/58
6/32 at 100.00 3,830,545
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 1,399,468
8,655 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 5,913,015
1,000 Independent Cities Finance Authority, California, Mobile Home Park Revenue
Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36
9/25 at 100.00 1,012,762
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile
Home Park, Refunding Series 2014, 5.000%, 6/15/49
6/24 at 100.00 315,660
2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue Bonds,
Impression, La Quinta, Park Vista & Summerwood Apartments, Series 2015,
5.250%, 6/01/45
6/25 at 100.00 1,978,901
410 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39, (AMT)
4/24 at 100.00 409,204
455 (d) Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 4.400%,
1/01/46, 144A
4/24 at 100.00 283,561
Total Housing/Multifamily 187,657,251
Industrials - 0.0%
2,830 (d) California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A
4/24 at 102.00 283,000
Total Industrials 283,000

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 1.5%
California Statewide Communities Development Authority, Revenue Bonds,
899 Charleston Project, Refunding Series 2014A:
$ 4,700 5.000%, 11/01/34, 144A 11/24 at 100.00 $ 4,368,458
8,825 5.250%, 11/01/44, 144A 11/24 at 100.00 7,570,851
5,385 5.375%, 11/01/49, 144A 11/24 at 100.00 4,533,149
Total Long-Term Care 16,472,458
Tax Obligation/General - 10.9%
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call 1,025,890
1,205 Jamul Dulzura Union School District, San Diego County, California, General
Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 - NPFG
Insured
No Opt. Call 1,033,167
650 (c),(f) Newman-Crows Landing Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 -
AGM Insured
No Opt. Call 557,353
2,000 Northern Inyo County Local Hospital District, California, General Obligation
Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 - AGC Insured
No Opt. Call 1,058,059
5,000 (c) Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020, Series 2023A, 5.250%, 8/01/48 - AGM
Insured, (UB)
8/33 at 100.00 5,731,125
5,000 (c) Oxnard School District, Ventura County, California, General Obligation
Bonds, Election of 2022 Series 2023A, 4.125%, 8/01/50 - BAM Insured, (UB)
8/33 at 100.00 5,030,415
1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series 2010A,
0.000%, 9/01/34
No Opt. Call 943,381
9,470 (c) Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/44, (UB)
8/26 at 100.00 9,474,629
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
2,000 0.000%, 7/01/33 7/31 at 89.94 1,289,085
11,187 4.000%, 7/01/41 7/31 at 103.00 10,391,081
14,952 4.000%, 7/01/46 7/31 at 103.00 13,513,681
5,750 (c) San Diego Public Facilities Financing Authority, California, Lease Revenue
Bonds, Capital Improvement Projects, Series 2021A, 4.000%, 10/15/50, (UB)
10/30 at 100.00 5,762,765
10,000 (c) San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
7/27 at 100.00 10,019,664
5,000 (c) San Luis Coastal Unified School District, San Luis Obispo County, California,
General Obligation Bonds, Election of 2022 Series 2023A, 4.000%, 8/01/53,
(UB)
8/32 at 100.00 4,945,760
Santa Ana Unified School District, Orange County, California, General
Obligation Bonds, 2018 Election Series 2022C:
3,045 (c) 4.000%, 8/01/44, (UB) 8/32 at 100.00 3,107,881
5,680 (c) 4.000%, 8/01/45, (UB) 8/32 at 100.00 5,779,842
17,585 (c) 4.250%, 8/01/50, (UB) 8/32 at 100.00 17,963,566
500 Selma Unified School District, Fresno County, California, General Obligation
Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49 - AGM Insured
8/30 at 100.00 399,828
12,460 (c) Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%, 8/01/45,
(UB)
8/25 at 100.00 12,241,506
10,100 (c) West Contra Costa Unified School District, Contra Costa County, California,
General Obligation Bonds, Election 2012, Series 2015B, 4.000%, 8/01/54,
(UB)
8/25 at 100.00 9,882,330
Total Tax Obligation/General 120,151,008
Tax Obligation/Limited - 32.6%
1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 1,009,638
Alameda Community Facilities District No. 22-1, California, Alameda Marina,
Special Tax Bonds, Green Series 2023:
850 5.000%, 9/01/48 9/29 at 103.00 838,811
1,250 5.000%, 9/01/53 9/29 at 103.00 1,215,231

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public
Improvement Project, Series 1997C:
$ 330 0.000%, 9/01/28 - AGM Insured No Opt. Call $ 287,406
240 0.000%, 9/01/30 - AGM Insured No Opt. Call 195,907
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call 3,143,303
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call 1,335,519
2,580 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 2,604,866
Beaumont Unified School District, California, Special Tax Bonds, Community
Facilities District 2020-1, Improvement Area 2 Series 2023:
660 5.000%, 9/01/48 9/29 at 103.00 674,441
875 5.000%, 9/01/53 9/29 at 103.00 887,992
Beaumont, California, Special Tax Bonds, Community Facilities District 2016-1
Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 309,894
400 5.000%, 9/01/49 9/25 at 103.00 410,361
Beaumont, California, Special Tax Bonds, Community Facilities District 93-1
Improvement Area 17C, Series 2018:
750 5.000%, 9/01/43 9/25 at 103.00 776,931
1,115 5.000%, 9/01/48 9/25 at 103.00 1,143,152
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax Allocation
Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38
11/25 at 100.00 1,933,034
1,500 Brea Redevelopment Agency, Orange County, California, Tax Allocation
Bonds, Project Area AB, Series 2003, 0.000%, 8/01/28 - AMBAC Insured
No Opt. Call 1,286,096
1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 1,709,123
4,590 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call 3,135,666
700 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 636,316
3,150 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020B, 4.000%, 9/01/50
9/27 at 103.00 2,638,744
California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2021A:
1,095 4.000%, 9/01/46 9/28 at 103.00 985,082
1,505 4.000%, 9/01/51 9/28 at 103.00 1,305,803
3,990 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022C, 6.250%, 9/01/52
9/29 at 103.00 4,277,427
3,000 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2022D, 6.125%, 9/01/52
9/29 at 103.00 3,175,842
1,000 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-06, Series 2022B, 6.000%, 9/01/52
9/29 at 103.00 1,065,641
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series 2022,
5.250%, 9/01/52
9/29 at 103.00 2,211,968
California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2023-5, Improvement Area 1 Series 2023:
400 5.250%, 9/01/43 9/30 at 103.00 414,330
1,060 5.625%, 9/01/53 9/30 at 103.00 1,099,429
345 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding
Series 2015, 5.000%, 9/01/37
9/25 at 100.00 351,233
California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center, Series
2013A:
1,000 5.000%, 9/01/33 4/24 at 100.00 1,001,158
2,000 5.125%, 9/01/42 4/24 at 100.00 2,001,336
3,420 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-01 Improvement Area 2 University
District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 3,493,513
2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A, 5.625%,
9/01/45
9/25 at 100.00 2,546,432

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 $ 3,094,528
5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 5,397,638
1,200 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2018-02, McSweeny, Improvement Area
1 Series 2023, 5.250%, 9/01/53
9/30 at 103.00 1,219,263
340 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 2 Atwell,
Series 2022, 5.250%, 9/01/52
9/32 at 100.00 348,418
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series 2021-01,
4.000%, 9/01/51
9/31 at 100.00 1,727,140
2,000 California Statewide Communities Development Authority, Special Tax Bonds,
Community Facilities District 2021-02 Citro, Series 2023, 5.000%, 9/01/53
9/30 at 103.00 2,082,026
1,635 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2022-07, Improvement Area Number 1,
Watson Ranch, Series 2023, 5.000%, 9/01/53
9/30 at 103.00 1,662,794
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Refunding Series
2015R-1:
3,510 5.000%, 9/02/35 9/25 at 100.00 3,585,756
1,120 5.000%, 9/02/40 9/25 at 100.00 1,134,323
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%,
9/02/41
3/24 at 100.00 472,200
2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A, 5.000%,
9/02/43
4/24 at 100.00 2,276,216
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%,
9/02/44
9/24 at 100.00 2,067,602
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A, 5.000%,
9/02/45
9/26 at 100.00 2,279,596
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016B:
1,690 5.000%, 9/02/36 9/26 at 100.00 1,744,630
3,310 5.000%, 9/02/46 9/26 at 100.00 3,358,787
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A, 5.000%,
9/02/46
9/27 at 100.00 490,797
375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%,
9/02/47
9/27 at 100.00 382,945
920 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018B, 5.000%,
9/02/48
9/28 at 100.00 941,359
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2019B:
1,150 5.000%, 9/02/44 9/29 at 100.00 1,186,363
1,685 5.000%, 9/02/49 9/29 at 100.00 1,728,184
725 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2019C, 5.000%,
9/02/44
9/29 at 100.00 746,496
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2020A:
850 4.000%, 9/02/50 9/30 at 100.00 728,747
805 5.000%, 9/02/50 9/30 at 100.00 818,073

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2022C:
$ 1,495 5.125%, 9/02/42 9/32 at 100.00 $ 1,525,269
1,990 5.375%, 9/02/52 9/32 at 100.00 2,025,944
3,965 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/40
9/30 at 100.00 3,654,015
1,085 Cathedral City Public Financing Authority, California, Tax Allocation Bonds,
Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 - NPFG
Insured
No Opt. Call 759,481
1,540 Chino, California, Special Tax Bonds, Community Facilities District 2016-3,
Series 2017, 5.000%, 9/01/47
9/24 at 103.00 1,571,102
Chula Vista, California, Special Tax Bonds, Community Facilities District 16-I
Millenia Improvement Area 1, Series 2018:
895 5.000%, 9/01/43 9/25 at 103.00 927,138
1,115 5.000%, 9/01/48 9/25 at 103.00 1,144,523
320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017, 5.000%,
9/01/47
9/27 at 100.00 326,567
Compton Public Finance Authority, California, Lease Revenue Bonds,
Refunding & Various Capital Projects, Series 2008:
410 5.250%, 9/01/27 - AMBAC Insured 4/24 at 100.00 410,287
210 5.000%, 9/01/32 - AMBAC Insured 4/24 at 100.00 210,055
670 Corona, California, Special Tax Bonds, Community Facilities District 2002-1
Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%, 9/01/37
9/24 at 103.00 694,099
Corona, California, Special Tax Bonds, Community Facilities District 2018-1
Bedford, Series 2018A:
2,155 5.000%, 9/01/43 9/24 at 103.00 2,219,890
1,250 5.000%, 9/01/48 9/24 at 103.00 1,279,117
345 Corona, California, Special Tax Bonds, Community Facilities District 2018-2
Sierra Bella, Series 2022A, 5.000%, 9/01/51
9/29 at 103.00 358,060
1,000 Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 1, Series 2019, 4.000%, 9/01/50
9/30 at 100.00 869,029
Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds,  Improvement Area 4, Series 2022:
1,000 5.500%, 9/01/47 9/29 at 103.00 1,047,641
1,000 5.500%, 9/01/51 9/29 at 103.00 1,040,597
1,250 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds,  Improvement Area 5, Series 2023, 5.375%, 9/01/51
9/29 at 103.00 1,288,253
6,300 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/39
9/26 at 103.00 6,629,168
250 El Dorado County, California, Special Tax Bonds, Community Facilities District
2005-2, Series 2006, 5.100%, 9/01/36
9/24 at 100.00 251,905
Elsinore Valley Municipal Water District, California, Special Tax Bonds,
Community Facilities District 2020-1 Horsethief Area 1A, Series 2021A:
1,685 4.000%, 9/01/41, 144A 9/28 at 103.00 1,557,502
1,245 4.000%, 9/01/51, 144A 9/28 at 103.00 1,061,786
Elsinore Valley Municipal Water District, California, Special Tax Bonds,
Community Facilities District 2020-1 Horsethief Improvement Area 2A, Series
2021A:
1,565 4.000%, 9/01/41, 144A 9/28 at 103.00 1,446,582
2,325 4.000%, 9/01/51, 144A 9/28 at 103.00 1,985,948
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-1
Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
9/24 at 100.00 437,405
Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 20 Russell Ranch, Series 2020:
1,250 5.125%, 9/01/47 9/29 at 103.00 1,283,324
1,300 5.125%, 9/01/52 9/29 at 103.00 1,322,810
1,075 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement Area 1,
Series 2020, 4.000%, 9/01/45
9/27 at 103.00 941,391
4,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement Area 1,
Series 2022, 5.000%, 9/01/52
9/29 at 103.00 4,046,846

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2022, 5.000%, 9/01/52
9/29 at 103.00 $ 1,020,791
Folsom, California, Special Tax Bonds, Community Facilities District 16 Islands
at Parkshore Improvement Area 1, Series 2018:
500 4.000%, 9/01/43 4/24 at 103.00 469,877
1,545 4.000%, 9/01/48 4/24 at 103.00 1,391,838
Fontana, California,  Special Tax Bonds, Community Facilities District 106,
Mountain View, Series 2022:
375 4.250%, 9/01/38 9/29 at 103.00 375,493
500 4.500%, 9/01/43 9/29 at 103.00 497,679
4,040 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%, 6/01/51
12/31 at 100.00 4,240,517
Hemet Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2021-7, Series 2023:
1,000 5.000%, 9/01/43 9/30 at 103.00 1,044,871
1,000 5.000%, 9/01/53 9/30 at 103.00 1,016,236
375 HTA Claas 6, Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds, Series 2022, 5.250%, 7/01/38
3/24 at 100.00 375,277
1,030 Imperial, California, Special Tax Bonds, Community Facilities District 2005-1
Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 1,050,578
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area
Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%,
8/15/28
4/24 at 100.00 155,378
500 Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39
9/24 at 100.00 502,837
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 3,412,576
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
9/24 at 100.00 1,231,350
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 898,174
Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2013-1, Series 2017:
800 4.000%, 9/01/42 9/24 at 103.00 752,875
1,000 4.000%, 9/01/47 9/24 at 103.00 905,044
475 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area KK, Series 2021, 4.000%, 9/01/42
9/28 at 103.00 448,163
600 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1
Mountain House School Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 610,757
Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1
Central Lathrop Specific Plan Improvement Areas 5, Series 2019:
595 5.650%, 9/01/38 9/26 at 103.00 614,484
945 5.750%, 9/01/43 9/26 at 103.00 967,010
Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds,
Series 2013B:
775 5.125%, 9/01/28 4/24 at 100.00 775,881
390 5.250%, 9/01/32 4/24 at 100.00 390,502
Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1
Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 929,306
1,815 5.000%, 9/01/43 9/24 at 100.00 1,821,487
1,750 Los Angeles County Community Facilities District 2021-01, California, Special
Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022, 5.000%,
9/01/47
9/29 at 103.00 1,769,310
8,660 Madera County, California, Special Tax Bonds, Community Facilities District
2021-1 Tesoro Viejo II Improvement Area 1, Series 2022, 5.750%, 9/01/53
9/29 at 103.00 8,708,965
2,022 Manteca Unified School District, San Joaquin County, California, Certificates
of Participation, Series 2004, 0.000%, 9/15/33 - NPFG Insured
No Opt. Call 1,454,808
450 Marina Redevelopment Agency Successor Agency, California, Housing Tax
Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 469,839

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 3,000 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 $ 3,138,162
Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2006-1, Series 2014:
500 4.125%, 9/01/39 9/24 at 100.00 496,166
500 4.250%, 9/01/44 9/24 at 100.00 482,290
500 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 451,011
Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 7, Series
2021:
1,325 5.125%, 9/01/47 9/29 at 103.00 1,369,682
2,000 5.250%, 9/01/52 9/29 at 103.00 2,067,769
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 1,021,820
Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2011-1, Improvement Area 1, Series
2015:
2,000 5.000%, 9/01/39 9/24 at 100.00 2,010,571
500 4.250%, 9/01/44 9/24 at 100.00 484,240
1,000 5.000%, 9/01/44 9/24 at 100.00 1,003,812
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilties District 2016-1, Improvement Area B, Series
2022, 4.625%, 9/01/52
9/29 at 103.00 975,985
750 Menifee, California, Special Tax Bonds, Community Facilities District 2021-1,
Banner Park Series 2023A, 5.000%, 9/01/53
9/29 at 103.00 761,136
Menifee, California, Special Tax Bonds, Community Facilities District 2022-1,
Quartz Ranch Series 2023A:
700 5.000%, 9/01/48 9/30 at 103.00 722,715
1,000 5.000%, 9/01/53 9/30 at 103.00 1,020,060
835 Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1,
Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
9/24 at 100.00 841,373
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 991,713
1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 1,009,189
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5
Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 845,962
Northstar Community Services District, California, Special Tax Bonds,
Community Facilities District 1, Refunding Series 2005:
980 (d) 1.908%, 9/01/28 9/24 at 100.00 333,363
2,927 (d) 1.943%, 9/01/36 9/24 at 100.00 995,039
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District 2006-
1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 1,293,124
1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28 New
Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 1,224,625
845 Ontario, California, Special Tax Bonds, Community Facilities District 55
Parklane Facilities, Series 2022, 5.000%, 9/01/53
9/29 at 103.00 858,136
Orange County, California, Special Tax Bonds, Community Facilities District
2021-1 Rienda, Series 2022A:
350 5.000%, 8/15/42 8/29 at 103.00 365,137
3,400 5.000%, 8/15/47 8/29 at 103.00 3,487,057
500 Orange County, California, Special Tax Bonds, Community Facilities District
2023-1 Rienda Phase 2B, Series 2023A, 5.500%, 8/15/53
8/31 at 102.00 520,724
Palm Desert, California, Special Tax Bonds, Community Facilities District 2021-
1 University Park, Series 2021:
315 3.000%, 9/01/31 9/28 at 103.00 294,945
1,340 4.000%, 9/01/51 9/28 at 103.00 1,166,300

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30
- AMBAC Insured
No Opt. Call $ 982,258
1,140 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2007-2, Pacific Heritage, Series 2020, 4.000%,
9/01/48
9/27 at 103.00 1,004,232
2,990 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%, 8/01/27 -
AMBAC Insured
No Opt. Call 2,663,781
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 4.750%, 7/01/53
7/28 at 100.00 3,001,716
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
4,645 4.329%, 7/01/40 7/28 at 100.00 4,623,764
2,610 4.536%, 7/01/53 7/28 at 100.00 2,528,361
2,670 4.784%, 7/01/58 7/28 at 100.00 2,663,331
Rancho Cardova, California, Special Tax Bonds, Community Facilities District
2005-1 Sunridge North Douglas Series 2015:
1,200 5.000%, 9/01/40 9/25 at 100.00 1,214,623
1,250 5.000%, 9/01/45 9/25 at 100.00 1,262,047
1,590 Rancho Cordova, California, Special Tax Bonds, Communities Facilities
District 2014-1 Montelena, Series 2022, 5.000%, 9/01/42
9/28 at 103.00 1,646,058
Rancho Cordova, California, Special Tax Bonds, Community Facilities District
2022-1 Arista Del Sol, Improvement Area 1 Series 2023:
250 5.000%, 9/01/38 9/29 at 103.00 262,314
525 5.125%, 9/01/43 9/29 at 103.00 545,836
1,300 5.375%, 9/01/53 9/29 at 103.00 1,344,742
Redwood City Redevelopment Agency, California, Tax Allocation Bonds,
Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call 1,469,341
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call 986,652
1,185 Rio Vista, California, Special Tax Bonds, Community Faciliites District 2018-1
Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 1,203,810
1,185 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding Series
2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 1,199,979
River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Subordinate Series
2022B-2:
1,000 5.000%, 9/01/42 9/29 at 103.00 1,034,139
1,525 5.250%, 9/01/47 9/29 at 103.00 1,574,549
2,015 5.000%, 9/01/52 9/29 at 103.00 2,017,731
1,000 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2019-1 Phase 2 Public Improvements, Series
2019, 4.000%, 9/01/46
9/26 at 103.00 872,002
1,295 Riverside County Asset Leasing Corporation, California, Leasehold Revenue
Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 -
NPFG Insured
No Opt. Call 1,197,311
2,115 Riverside County, California, Special Tax Bonds, Community Facilities District
03-1 Newport Road, Series 2014, 5.000%, 9/01/30
9/24 at 100.00 2,131,626
870 Riverside County, California, Special Tax Bonds, Community Facilities District
04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35
9/24 at 100.00 876,537
660 Riverside County, California, Special Tax Bonds, Community Facilities District
05-8 Scott Road, Series 2013, 5.000%, 9/01/32
4/24 at 100.00 660,769
Riverside County, California, Special Tax Bonds, Community Facilities District
07-2 Clinton Keith, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 1,026,004
535 5.000%, 9/01/45 9/27 at 100.00 546,576
Rocklin Unified School District, Placer County, California, Special Tax Bonds,
Community Facilities District 2, Series 2007:
1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call 694,241
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call 763,178

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 815 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 $ 829,847
935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call 671,013
2,635 Romoland School District, California, Special Tax Bonds, Community Facilities
District 2004-1 Heritage Lake Improvement Area 3, Series 2013, 5.000%,
9/01/43
4/24 at 100.00 2,636,247
Roseville, California, Special Tax Bonds, Community Facilities District 1
Creekview Improvement Area 2, Series 2023:
480 5.000%, 9/01/43 9/29 at 103.00 487,763
1,500 5.250%, 9/01/53 9/29 at 103.00 1,516,878
2,360 Roseville, California, Special Tax Bonds, Community Facilities District 1
Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46
9/26 at 100.00 2,405,574
Roseville, California, Special Tax Bonds, Community Facilities District 1 Ranch
at Sierra Vista, Public Facilities Series 2023:
1,000 5.000%, 9/01/43 9/30 at 103.00 1,040,149
1,150 5.000%, 9/01/53 9/30 at 103.00 1,165,168
625 Roseville, California, Special Tax Bonds, Community Facilities District 1
Villages at Sierra Vista, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 585,896
1,100 Roseville, California, Special Tax Bonds, Community Facilities District 1
Westbrook, Series 2014, 5.000%, 9/01/34
9/24 at 100.00 1,107,361
2,050 Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 2,089,408
2,755 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico Community
Facilities District 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 2,791,096
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 232,315
1,510 (c) Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-
XG0100, 9.797%, 12/01/33 - AMBAC Insured, 144A, (IF)
No Opt. Call 2,722,171
Sacramento City Financing Authority, California, Tax Allocation Revenue
Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call 3,283,075
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call 3,257,844
265 Sacramento, California, Special Tax Bonds, Community Facilities District 05-1
College Square, Series 2007, 5.900%, 9/01/37
9/24 at 100.00 267,886
1,600 Sacramento, California, Special Tax Bonds, Community Facilities District 2018-
01 Railyards, Improvements Series 2022, 5.375%, 9/01/52, 144A
9/29 at 103.00 1,650,010
Sacramento, California, Special Tax Bonds, North Natomas Community
Facilities District 7, Series 2017-01:
710 5.000%, 9/01/37, 144A 9/24 at 103.00 735,289
1,900 5.000%, 9/01/47, 144A 9/24 at 103.00 1,937,756
428 (d) Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 2.100%, 12/31/26
No Opt. Call 21,400
1,485 San Bernardino Community Facilities District Number 2020-1, California,
Special Tax Bonds, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 1,383,477
375 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG Insured
No Opt. Call 387,810
550 San Bernardino County, California, Special Tax Bonds, Community Facilities
District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 556,782
San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds, Facilities
Increment Series 2023A:
905 5.000%, 9/01/43, 144A 9/33 at 100.00 887,754
1,525 5.500%, 9/01/53, 144A 9/33 at 100.00 1,525,538
1,500 San Francisco City and County Infrastructure and Revitalization Financing
District 1 Treasure Island, California, Tax Increment Revenue Bonds, Housing
Increment Series 2022B, 5.000%, 9/01/52, 144A
9/32 at 100.00 1,429,946
830 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters Point
Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39
8/24 at 100.00 833,332

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,250 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment Project,
Series 2014A, 5.000%, 8/01/43
8/24 at 100.00 $ 1,253,346
12,610 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment Project,
Subordinate Series 2016D, 0.000%, 8/01/43, 144A
4/24 at 38.49 4,838,558
1,450 San Francisco City and County Special Tax District 2020-1, California, Special
Tax Bonds, Mission Rock Facilities and Services, Series 2023B, 5.750%,
9/01/53, 144A
9/30 at 103.00 1,496,523
1,000 San Francisco City and County Special Tax District 2020-1, California, Special
Tax Bonds, Mission Rock Facilities and Services, Shoreline Tax Zone 1 Series
2023C, 5.750%, 9/01/53, 144A
9/30 at 103.00 1,032,085
11,755 (c) San Francisco City and County, California, Certificates of Participation, 49
South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/45, (UB)
4/27 at 100.00 11,819,543
3,900 San Francisco City and County, California, Development Special Tax Bonds,
Mission Rock Facilities and Services Special Tax District 2020-1, Series 2021C,
4.000%, 9/01/51, 144A
9/28 at 103.00 3,284,960
San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2014-1 Transbay Transit Center, Green Series 2022A:
1,000 (c) 5.000%, 9/01/42, (UB) 9/32 at 100.00 1,078,751
1,735 (c) 5.000%, 9/01/47, (UB) 9/32 at 100.00 1,842,196
1,150 (c) 5.000%, 9/01/52, (UB) 9/32 at 100.00 1,207,580
2,900 San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 1, Series 2020,
4.000%, 9/01/50
9/27 at 103.00 2,520,184
San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series 2023A:
965 5.250%, 9/01/48, 144A 9/30 at 103.00 948,721
2,050 5.500%, 9/01/53, 144A 9/30 at 103.00 2,050,722
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A:
55 6.250%, 7/01/24 No Opt. Call 55,514
5,000 Stockton, California, Special Tax Revenue Bonds, Community Facilities District
19-1, Cannery Park II, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 5,030,861
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 1,368,209
5,400 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2014-1, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 5,070,013
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East
2012B, 5.250%, 9/01/42
4/24 at 100.00 4,003,406
2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public
Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 2,021,868
3,250 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public
Improvements-East, Series 2020, 4.000%, 9/01/50
9/27 at 103.00 2,890,707
1,045 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 1,095,573
1,750 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2023A, 5.000%, 9/01/49
9/29 at 103.00 1,775,542
400 Temecula Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2011-1, Series 2014, 4.250%,
9/01/44
9/24 at 100.00 383,765
1,195 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/49
9/25 at 103.00 1,211,836
2,700 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 2, Series 2023, 5.875%, 9/01/53
9/29 at 103.00 2,878,155
1,000 Val Verde Unified School District, California, Special Tax Bonds, Community
Facilities District 2018-2, Stratford Improvement Area 2 Series 2023, 5.000%,
9/01/54
9/29 at 103.00 1,014,864

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 700 Victor Valley Union High School District, San Bernardino County, California,
Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%,
9/01/43
3/24 at 100.00 $ 700,234
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39, 144A
10/24 at 100.00 924,433
West Patterson Financing Authority, California, Special Tax Bonds, Community
Facilities District 2015-1 Arambel-KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 359,214
785 5.250%, 9/01/45 9/25 at 100.00 796,505
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities District
27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 2,861,625
5,605 West Sacramento, California, Special Tax Bonds, Community Facilities District
27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 5,683,770
1,890 Westside Union School District, California, Special Tax Bonds, Community
Facilities District 2016-1 Improvement Area B, Series 2023, 5.250%, 9/01/52
9/29 at 103.00 1,901,546
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017, 5.000%,
9/01/47
9/26 at 100.00 1,468,315
1,855 Woodland, California, Special Tax Bonds, Community Facilities District 2004-1
Spring Lake, Refunding & Capital Projects Series 2016, 4.000%, 9/01/45
9/26 at 100.00 1,738,899
290 (d) Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27
3/24 at 100.00 121,800
Total Tax Obligation/Limited 359,591,365
Transportation - 14.3%
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C:
9,400 (c) 5.400%, 10/01/49 - AGM Insured, (UB) 10/37 at 100.00 5,211,558
24,890 (c),(f) 0.000%, 10/01/52 - AGM Insured, (UB) 10/37 at 100.00 13,567,902
Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2022B:
4,000 (c) 5.300%, 10/01/47, (UB) 10/37 at 100.00 2,208,440
8,405 (c) 5.350%, 10/01/48, (UB) 10/37 at 100.00 4,619,020
5,185 (c) 5.375%, 10/01/49, (UB) 10/37 at 100.00 2,836,750
7,080 (c) 5.400%, 10/01/50, (UB) 10/37 at 100.00 3,838,771
7,410 (c),(f) 0.000%, 10/01/51 - AGM Insured, (UB) 10/37 at 100.00 4,049,501
7,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 6,908,378
10,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
4/24 at 107.00 10,249,838
5,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A
4/24 at 101.00 4,994,762
10,845 (c) Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46, (UB)
1/31 at 100.00 10,551,731
5,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 0.000%, 1/15/37 - AGM Insured
No Opt. Call 3,109,373
2,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%, 1/15/53 -
AGM Insured
7/27 at 100.00 2,397,901
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 263,065
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 418,728
10,000 (c) Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44,
(AMT), (UB)
11/27 at 100.00 10,289,077
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B:
6,680 5.000%, 7/01/53, (AMT) 7/33 at 100.00 6,991,214
10,000 (c) 5.250%, 7/01/58, (AMT), (UB) 7/33 at 100.00 10,679,390

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B:
$ 5,000 (c) 5.000%, 7/01/51, (AMT), (UB) 7/31 at 100.00 $ 5,189,143
13,330 5.000%, 7/01/56, (AMT) 7/31 at 100.00 13,779,097
20,000 (c) San Francisco Airport Commission, California, Revenue Bonds, San Francisco
International Airport, Refunding Second Series 2023C, 5.750%, 5/01/48,
(AMT), (UB)
5/33 at 100.00 22,506,074
5,165 (c) San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2018D, 5.000%, 5/01/48, (AMT), (UB)
5/28 at 100.00 5,300,120
200 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%,
1/15/49
1/25 at 100.00 202,162
50 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/31 - NPFG
Insured
No Opt. Call 39,389
6,650 (c) San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
4.000%, 3/01/42 - BAM Insured, (AMT), (UB)
3/27 at 100.00 6,539,712
1,200 West Indian Company Limited, Virgin Islands, Port Facilities Revenue Bonds,
WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 1,166,774
Total Transportation 157,907,870
U.S. Guaranteed - 0.2% (g)
Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public
Improvement Project, Series 1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 1,626,503
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 41,125
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
265 5.000%, 6/01/37, (Pre-refunded 6/01/27), 144A 6/27 at 100.00 280,678
265 5.000%, 6/01/47, (Pre-refunded 6/01/27), 144A 6/27 at 100.00 280,679
Santa Ana Financing Authority, California, Lease Revenue Bonds, Police
Administration and Housing Facility, Series 1994A:
55 6.250%, 7/01/24, (ETM) No Opt. Call 55,520
Total U.S. Guaranteed 2,284,505
Utilities - 13.7%
17,780 (c) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023F, 5.500%, 10/01/54, (Mandatory Put
11/01/30), (UB)
8/30 at 100.12 19,488,701
44,950 (c) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30), (UB)
1/30 at 100.19 47,992,319
50,000 (c) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32), (UB)
1/32 at 100.21 53,700,315
1,100 California Pollution Control Financing Authority Water Furnishing Revenue
Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series
2023 (AMT), 5.000%, 11/21/45, (AMT), 144A
7/33 at 100.00 1,142,292
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 507,085
25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call 26,868
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call 64,284
420 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call 443,459
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 3,028,938
5 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 5,151

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 8,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable
Build America Bonds, Series 2010YY, 6.125%, 7/01/40
4/24 at 100.00 $ 2,120,000
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
National Series 2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call 1,132,740
Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series
2010DDD:
1,030 (d) 3.625%, 1/01/24 No Opt. Call 270,375
1,000 (d) 5.000%, 1/01/24 No Opt. Call 262,500
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
3,000 (d) 5.250%, 7/01/27 4/24 at 100.00 795,000
1,020 (d) 5.250%, 7/01/31 4/24 at 100.00 270,300
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
1,695 (d) 5.000%, 1/01/24 No Opt. Call 444,938
165 (d) 5.000%, 1/01/24 No Opt. Call 43,312
275 (d) 5.250%, 7/01/25 4/24 at 100.00 72,875
1,000 (d) 5.250%, 7/01/26 4/24 at 100.00 265,000
Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
2,925 (d) 5.050%, 1/01/24 4/24 at 100.00 775,125
1,415 (d) 4.800%, 7/01/29 4/24 at 100.00 374,975
2,000 (d) Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series
2010BBB, 5.400%, 7/01/28
4/24 at 100.00 530,000
25 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Refunding Series
2005SS, 4.625%, 7/01/30
4/24 at 100.00 6,625
85 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2003NN,
5.500%, 1/31/24
No Opt. Call 22,312
1,950 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2007TT, 5.000%,
7/01/32
4/24 at 100.00 516,750
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2008WW:
915 (d) 5.375%, 1/01/24 No Opt. Call 242,475
1,000 (d) 5.250%, 7/01/33 4/24 at 100.00 265,000
295 (d) 5.500%, 7/01/38 4/24 at 100.00 78,175
500 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010AAA,
5.250%, 7/01/24
4/24 at 100.00 132,500
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010CCC:
135 (d) 5.000%, 7/01/24 4/24 at 100.00 35,775
200 (d) 4.800%, 7/01/27 4/24 at 100.00 53,000
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2010XX:
1,445 (d) 4.625%, 7/01/25 4/24 at 100.00 382,925
95 (d) 5.250%, 7/01/26 4/24 at 100.00 25,175
1,000 (d) 5.250%, 7/01/35 4/24 at 100.00 265,000
Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A:
220 (d) 7.250%, 7/01/30 4/24 at 100.00 58,300
4,430 (d) 6.750%, 7/01/36 4/24 at 100.00 1,173,950
5,385 (d) 5.000%, 7/01/42 4/24 at 100.00 1,427,025
2,380 (d) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable Series
2010EEE, 5.950%, 7/01/30
4/24 at 100.00 630,700
San Joaquin County, California, Revenue Bonds, CSA County Service Area 31,
Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 1,282,000
1,500 5.000%, 8/01/42 8/28 at 100.00 1,528,334
Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A:
1,000 5.000%, 11/01/29 No Opt. Call 1,054,919
220 5.000%, 11/01/33 No Opt. Call 237,433
2,190 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call 2,173,893
150 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call 149,474

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

See Notes to Financial Statements
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 5,020 (c) West County Facilities Financing Authority, California, Wastewater Revenue
Bonds, Green Series 2021, 4.000%, 6/01/46, (UB)
6/31 at 100.00 $ 5,059,913
Total Utilities 150,558,205
Total Municipal Bonds
(cost $1,368,756,508) 1,332,024,916
Total Long-Term Investments
(cost $1,368,756,508) 1,332,024,916
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.4%
X 4,925,000
REPURCHASE AGREEMENTS - 0.4%   X 4,925,000
$ 4,925 (h) Fixed Income Clearing Corp (FICC) 5.280% 3/01/24 $ 4,925,000
Total Repurchase Agreements
(cost $4,925,000) 4,925,000
Total Short-Term Investments
(cost $4,925,000) 4,925,000
Total Investments
(cost $1,373,681,508) - 121.3% 1,336,949,916
Floating Rate Obligations - (24.8)%   (272,904,000)
Other Assets & Liabilities, Net - 3.5% 38,129,262
Net Assets - 100% $ 1,102,175,178
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Agreement with Fixed Income Clearing Corporation, 5.280% dated 2/29/24 to be repurchased at $4,925,722 on 3/1/24, collateralized by
Government Agency Securities, with coupon rate 4.250% and maturity date 2/28/29, valued at $5,023,579.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen California Municipal Bond Fund
Portfolio of Investments February 29, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.9%
X
1,656,493,230
MUNICIPAL BONDS - 96.9%   X 1,656,493,230
Consumer Staples - 0.0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A,
4.000%, 6/01/49
6/30 at 100.00 $ 360,784
Total Consumer Staples 360,784
Education and Civic Organizations - 6.3%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/45
4/25 at 100.00 5,042,733
3,000 California Educational Facilities Authority, Revenue Bonds, University of the
Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 3,066,721
California Educational Facilities Authority, Revenue Bonds, University of the
Pacific, Series 2023:
2,040 5.000%, 11/01/43 11/33 at 100.00 2,264,812
3,240 4.250%, 11/01/48 11/33 at 100.00 3,226,405
3,000 California Infrastructure and Economic Development Bank, Revenue Bonds,
Los Angeles County Museum of Natural History Foundation, Series 2020,
4.000%, 7/01/50
7/30 at 100.00 2,907,471
500 California Municipal Finance Authority Charter School Revenue Bonds, John
Adams Academies, Inc. Project, Series 2015A, 5.250%, 10/01/45
4/24 at 101.00 496,787
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill Industries
of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%,
1/01/35
1/25 at 100.00 1,092,348
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A:
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 7,647,237
6,980 5.000%, 12/31/47, (AMT) 6/28 at 100.00 6,979,530
California School Finance Authority Charter School Revenue Bonds, Bright
Star Schools - Obligated Group, Series 2017:
920 5.000%, 6/01/27, 144A No Opt. Call 925,397
250 5.000%, 6/01/54, 144A 6/27 at 100.00 231,394
2,935 California School Finance Authority Charter School Revenue Bonds, Fenton
Schools - Obligated Group, Series 2020A, 5.000%, 7/01/50, 144A
7/27 at 100.00 2,859,402
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A:
1,045 5.000%, 8/01/40, 144A 8/25 at 100.00 1,052,453
1,100 5.000%, 8/01/45, 144A 8/25 at 100.00 1,104,019
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
450 5.000%, 8/01/36, 144A 8/25 at 100.00 455,524
460 5.000%, 8/01/46, 144A 8/25 at 100.00 461,406
815 California School Finance Authority, Charter School Revenue Bonds, Aspire
Public School - Obligated Group,Issue No.6, Series 2020A, 5.000%, 8/01/52,
144A
8/28 at 100.00 817,194
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
235 5.000%, 6/01/47, 144A 6/27 at 100.00 221,137
California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016:
410 5.000%, 6/01/46, 144A 6/26 at 100.00 391,433
500 5.000%, 6/01/51, 144A 6/26 at 100.00 466,873
375 California School Finance Authority, Charter School Revenue Bonds, Kepler
Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 378,517
550 California School Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Refunding Social Series 2023,
5.500%, 8/01/43, 144A
8/33 at 100.00 567,080

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 285 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36,
144A
6/25 at 100.00 $ 286,854
280 California School Finance Authority, Charter School Revenue Bonds, Stem
Preparatory Schools ? Obligated Group, Series 2023A, 5.000%, 6/01/43,
144A
6/31 at 100.00 282,074
750 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45,
144A
7/25 at 100.00 750,561
830 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46,
144A
7/25 at 100.00 830,155
5,235 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2016C, 5.250%, 7/01/52,
144A
7/25 at 101.00 5,251,601
680 California School Finance Authority, School Facility Revenue Bonds, Granada
Hills Charter High School Obligated Group, Series 2021A, 4.000%, 7/01/48,
144A
7/28 at 100.00 572,641
545 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Refunding Series 2023A, 5.000%, 7/01/40, 144A
7/28 at 103.00 555,039
California State University, Systemwide Revenue Bonds, Series 2018A:
3,100 5.000%, 11/01/43 11/28 at 100.00 3,351,670
15,665 5.000%, 11/01/48 11/28 at 100.00 16,772,388
5,210 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/51
11/29 at 100.00 5,606,865
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%, 11/01/28
11/25 at 100.00 1,159,759
15,325 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 16,165,896
11,620 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/43
5/28 at 100.00 12,479,241
Total Education and Civic Organizations 106,720,617
Financials - 0.0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call 2,183
Total Financials 2,183
Health Care - 12.8%
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
17,205 5.000%, 11/15/46 11/26 at 100.00 17,606,460
3,815 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 3,946,173
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A:
1,225 5.000%, 11/15/36 11/27 at 100.00 1,303,635
11,100 5.000%, 11/15/48 11/27 at 100.00 11,493,242
7,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai
Health System, Series 2021A, 4.000%, 8/15/48
8/31 at 100.00 6,913,458
3,850 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 3,902,159
6,100 California Health Facilities Financing Authority, Revenue Bonds, City of Hope
National Medical Center, Series 2012A, 4.000%, 11/15/39
4/24 at 100.00 6,055,587
California Health Facilities Financing Authority, Revenue Bonds, City of Hope
National Medical Center, Series 2019:
7,850 4.000%, 11/15/45 11/29 at 100.00 7,620,116
2,700 5.000%, 11/15/49 11/26 at 100.00 2,756,545
California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A:
10,750 4.000%, 4/01/40 4/30 at 100.00 10,792,557
3,175 4.000%, 4/01/45 4/30 at 100.00 3,082,721
36,320 4.000%, 4/01/49 4/30 at 100.00 34,921,422

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 $ 3,967,957
1,825 California Health Facilities Financing Authority, Revenue Bonds, Providence
Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 1,832,269
250 California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical
Center, Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 252,728
California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare
Group, Series 2017A:
1,810 5.250%, 11/01/36 11/26 at 100.00 1,828,481
11,500 5.250%, 11/01/41 11/26 at 100.00 11,562,509
6,750 5.000%, 11/01/47 11/26 at 100.00 6,297,482
3,810 5.250%, 11/01/47 11/26 at 100.00 3,774,102
5,300 California Municipal Finance Authority, Reveue Bonds, Community Medical
Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 5,384,877
2,950 California Municipal Financing Authority, Certificates of Participation, Palomar
Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 3,309,150
2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 2,004,263
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 2,548,922
6,000 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/44
12/24 at 100.00 5,986,869
20,750 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 20,846,191
8,400 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 8,543,642
California Statewide Communities Development Authority, Revenue Bonds,
Adventist Health System/West, Series 2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 1,342,053
1,000 5.000%, 3/01/45 3/26 at 100.00 1,014,451
4,650 California Statewide Communities Development Authority, Revenue Bonds,
Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 4,767,393
10,000 California Statewide Communities Development Authority, Revenue Bonds,
Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45
3/24 at 100.00 9,041,687
1,365 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52 -
AGM Insured
8/32 at 100.00 1,494,433
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A:
22 (c),(d) 5.750%, 7/01/24 4/24 at 100.00 22,378
26 (c),(d) 5.750%, 7/01/30 4/24 at 100.00 25,729
2 (c),(d) 5.750%, 7/01/35 4/24 at 100.00 1,676
24 (c),(d) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/24
No Opt. Call 24,216
3,000 Kaweah Delta Health Care District, California, Revenue Bonds, Series 2015B,
5.000%, 6/01/40
6/25 at 100.00 2,800,646
5,000 Palomar Health System, California, Revenue Bonds, Refunding Series 2017,
5.000%, 11/01/42
11/27 at 100.00 5,020,963
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 1,663,991
2,800 Washington Township Health Care District, California, Revenue Bonds, Series
2017A, 5.000%, 7/01/42
7/27 at 100.00 2,807,322
Total Health Care 218,560,455

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 14.5%
$ 19,170 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 $ 12,829,072
15,920 California Community Housing Agency, California, Essential Housing Revenue
Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 12,995,980
26,675 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 20,359,707
3,950 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56,
144A
2/31 at 100.00 3,058,425
560 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50, 144A
8/32 at 100.00 413,074
440 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 417,142
2,850 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%,
8/01/49, 144A
8/29 at 100.00 2,715,923
21,320 California Community Housing Agency, Workforce Housing Revenue Bonds,
Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 17,731,673
11,025 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 11,048,446
12,326 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 11,647,189
1,508 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 1,504,356
9,757 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 9,661,908
California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Caritas Affordable Housing Inc Projects, Senior Series 2014A:
170 5.250%, 8/15/39 8/24 at 100.00 170,954
455 5.250%, 8/15/49 8/24 at 100.00 456,574
3,050 California Statewide Community Development Authority, Multifamily Housing
Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1,
5.420%, 12/01/34 - AMBAC Insured, (AMT)
4/24 at 100.00 2,981,806
20,705 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 15,032,020
5,675 CMFA Special Finance Agency, California, Essential Housing Revenue Bonds,
Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58, 144A
2/32 at 100.00 4,424,071
920 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47, 144A
5/32 at 100.00 762,126
8,660 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57, 144A
5/32 at 100.00 6,014,509
1,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series 2021B,
4.000%, 10/01/46, 144A
10/31 at 100.00 976,569
5,230 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 4,490,413
26,965 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A
10/31 at 100.00 20,899,428
14,755 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A
1/31 at 100.00 11,913,013
2,750 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41, 144A
8/31 at 100.00 2,454,122
4,640 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56, 144A
8/31 at 100.00 3,320,825
3,205 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and A-2,
3.250%, 7/01/56, 144A
7/32 at 100.00 2,208,763

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 17,875 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 $ 13,147,116
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1:
1,615 3.000%, 7/01/43, 144A 7/32 at 100.00 1,267,068
4,750 3.125%, 7/01/56, 144A 7/32 at 100.00 3,203,820
395 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B, 4.000%,
3/01/57, 144A
3/32 at 100.00 289,631
15,375 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 12,833,989
3,765 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 2,780,374
5,730 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 4,388,033
7,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series 2021A,
3.250%, 10/01/58, 144A
4/32 at 100.00 5,138,919
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 1,726,920
3,995 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 2,926,143
16,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 10,318,596
3,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021A-2,
4.000%, 12/01/58
6/32 at 100.00 2,374,938
10,045 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 6,862,650
520 Independent Cities Finance Authority, California, Mobile Home Park Revenue
Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25
No Opt. Call 523,764
Total Housing/Multifamily 248,270,049
Long-Term Care - 0.1%
1,300 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/39
7/25 at 100.00 1,327,598
Total Long-Term Care 1,327,598
Tax Obligation/General - 10.6%
1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call 929,945
5,570 (e) Bakersfield City School District, Kern County, California, General Obligation
Bonds, Series 2012C, 0.000%, 5/01/42
5/40 at 100.00 4,380,213
11,350 California State, General Obligation Bonds, Refunding Various Purpose Series
2019, 5.000%, 4/01/25
No Opt. Call 11,598,521
California State, General Obligation Bonds, Various Purpose Series 2016:
2,500 5.000%, 9/01/45 9/26 at 100.00 2,596,873
835 5.000%, 9/01/46 9/26 at 100.00 866,459
22,700 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 23,393,594
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 1,770,894
3,385 Chino Valley Unified School District, San Bernardino County, California,
General Obligation Bonds, 2016 Election Series 2020B, 5.000%, 8/01/55
8/30 at 100.00 3,646,950
4,900 Corona-Norco Unified School District, Riverside County, California, General
Obligation Bonds, Election 2014, Series 2019C, 4.000%, 8/01/49
8/28 at 100.00 4,896,261

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 3,965 Desert Community College District, Riverside County, California, General
Obligation Bonds, Election of 2016 Series 2024, 4.000%, 8/01/51
8/33 at 100.00 $ 3,965,467
14,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 14,504,348
2,745 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47
8/28 at 100.00 2,746,169
7,000 Hacienda La Puente Unified School District, Los Angeles County, California,
General Obligation Bonds, 2016 Election, Series 2017A, 4.000%, 8/01/47
8/27 at 100.00 7,002,305
30 Long Beach Unified School District, Los Angeles County, California, General
Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29
4/24 at 100.00 30,048
6,225 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 6,253,003
10,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 9,931,753
4,040 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 4,054,117
2,290 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
5.000%, 8/01/44
8/29 at 100.00 2,495,355
9,440 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 6.375%, 8/01/45
2/33 at 100.00 11,521,166
7,070 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 0.000%,
7/01/33
7/31 at 89.94 4,556,974
30,295 San Francisco Bay Area Rapid Transit District, California, General Obligation
Bonds, Election of 2016, Green Series 2020C-1, 4.000%, 8/01/45
8/29 at 100.00 30,567,340
1,535 (e) San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 - AGC
Insured
8/28 at 100.00 1,519,257
2,000 Victor Valley Union High School District, San Bernardino County, California,
General Obligation Bonds, 20008 Election Series 2009A, 5.750%, 8/01/31 -
AGC Insured
8/26 at 100.00 2,161,029
10,000 Walnut Creek School District, Contra Costa County, California, General
Obligation Bonds, Election 2022 Series 2023A, 4.000%, 9/01/52
9/32 at 100.00 9,944,919
3,080 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2004 Election Series 2013B, 5.000%, 8/01/43
8/24 at 100.00 3,089,989
645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40
8/24 at 100.00 648,487
8,640 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%, 8/01/45
8/25 at 100.00 8,488,492
1,100 West Contra Costa Unified School District, Contra Costa County, California,
General Obligation Bonds, Series 2008B, 6.000%, 8/01/24
No Opt. Call 1,112,498
3,500 (e) Yosemite Community College District, California, General Obligation Bonds,
Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
No Opt. Call 2,912,023
Total Tax Obligation/General 181,584,449
Tax Obligation/Limited - 11.0%
995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 1,016,442
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District 93-1
Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 1,063,255
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds, Series
2005, 5.000%, 10/01/36 - AMBAC Insured
4/24 at 100.00 1,661,092
1,025 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 - AGM
Insured
4/24 at 100.00 1,025,942
200 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 201,073
2,235 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call 1,526,844
2,040 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters Expansion,
Green Bond-Climate Bond Certified Series 2019, 5.000%, 8/01/44
8/29 at 100.00 2,199,636

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,960 California Infrastructure and Economic Development Bank, Revenue Bonds,
North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%,
12/01/25 - AMBAC Insured
4/24 at 100.00 $ 1,962,714
750 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 681,767
4,325 California State Public Works Board, Lease Revenue Bonds, California Air
Resources Board, Southern California Headquarters - Mary D. Nichols
Campus, Green Series 2022D, 4.000%, 5/01/47
5/32 at 100.00 4,351,810
2,000 California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Various Correctional Facilities Series 2014A,
5.000%, 9/01/39
9/24 at 100.00 2,011,148
California State Public Works Board, Lease Revenue Bonds, Judicial Council
of California, New Stockton Courthouse, Series 2014B:
5,120 5.000%, 10/01/32 10/24 at 100.00 5,164,871
2,600 5.000%, 10/01/33 10/24 at 100.00 2,622,046
3,820 5.000%, 10/01/34 10/24 at 100.00 3,851,737
2,000 5.000%, 10/01/39 10/24 at 100.00 2,013,091
355 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%,
9/02/41
3/24 at 100.00 349,231
1,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A, 5.000%,
9/02/47
9/28 at 100.00 1,024,638
Chula Vista Municipal Finance Authority, California, Special Tax Revenue
Bonds, Refunding Series 2013:
1,915 5.500%, 9/01/27 4/24 at 100.00 1,918,987
2,165 5.500%, 9/01/29 4/24 at 100.00 2,169,532
1,520 5.500%, 9/01/30 4/24 at 100.00 1,523,122
775 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017, 5.000%,
9/01/37
9/27 at 100.00 807,377
1,800 Dublin Community Facilities District 2015-1 Dublin Crossing, California,
Special Tax Bonds, Improvement  Area 2, Series 2019, 5.000%, 9/01/44
9/26 at 103.00 1,872,042
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds, Series
2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 1,529,761
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 19 Mangini Ranch, Series 2019, 5.000%,
9/01/49
9/26 at 103.00 1,022,684
310 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%, 6/01/51
12/31 at 100.00 325,386
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
6,000 5.000%, 11/15/32 11/25 at 100.00 6,125,613
3,725 5.000%, 11/15/39 11/25 at 100.00 3,766,229
1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities District
2003-1 Huntington Center, Refunding Series 2013, 5.375%, 9/01/33
4/24 at 100.00 1,001,289
1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 1,104,843
Irvine, California, Special Tax Bonds, Community Facilities District 2013-3
Great Park, Improvement Area 1, Refunding Series 2014:
500 5.000%, 9/01/39 9/24 at 100.00 502,837
750 5.000%, 9/01/44 9/24 at 100.00 753,222
1,000 5.000%, 9/01/49 9/24 at 100.00 1,003,513
3,260 Jurupa Community Services District, California, Special Tax Bonds,
Community Facilities District 33 Eastvale Area, Series 2014, 5.000%, 9/01/43
9/24 at 100.00 3,272,755
790 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40
9/24 at 100.00 793,501
1,620 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,640,443
1,400 Lammersville Joint Unified School District, San Joaquin County, California,
Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1
Mountain House School Facilities, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 1,425,099
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 1,007,738

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Los Angeles County Facilities Inc, California, Lease Revenue Bonds, Vermont
Corridor County Administration Building, Series 2018A, 5.000%, 12/01/51
12/28 at 100.00 $ 1,055,783
5,075 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A,
5.000%, 7/01/44
7/28 at 100.00 5,450,953
3,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Multiple Capital Project, Series 2015A, 5.000%, 12/01/39
12/24 at 100.00 3,028,476
Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1:
7,000 5.000%, 12/01/44 12/29 at 100.00 7,651,550
3,495 5.000%, 12/01/49 12/29 at 100.00 3,777,200
115 Menifee Union School District Public Financing Authority, California, Special
Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/36 - BAM Insured
9/25 at 100.00 118,225
325 Menifee, California, Special Tax Bonds, Community Facilities District 2021-1,
Banner Park Series 2023A, 5.000%, 9/01/48
9/29 at 103.00 332,340
1,455 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-1
Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 1,469,453
570 ndio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra
Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 581,451
Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds,
Refunding Subordinated Series 2015-TE:
3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 3,335,527
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 3,290,042
255 Orange County, California, Special Tax Bonds, Community Facilities District
2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 258,266
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
15,907 0.000%, 7/01/46 7/28 at 41.38 5,178,785
31,031 5.000%, 7/01/58 7/28 at 100.00 31,263,670
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
5,920 4.536%, 7/01/53 7/28 at 100.00 5,734,826
5,025 4.784%, 7/01/58 7/28 at 100.00 5,012,449
Rancho Cucamonga Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014:
1,600 5.000%, 9/01/30 9/24 at 100.00 1,613,747
2,800 5.000%, 9/01/31 9/24 at 100.00 2,823,875
2,400 5.000%, 9/01/32 9/24 at 100.00 2,420,125
4,180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding Series
2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 4,561,744
415 Riverside Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 32, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 382,006
Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015:
1,000 5.000%, 9/01/28 9/25 at 100.00 1,022,944
1,000 5.000%, 9/01/29 9/25 at 100.00 1,022,759
1,000 5.000%, 9/01/30 9/25 at 100.00 1,022,298
3,390 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 4.000%, 7/01/38
7/27 at 100.00 3,448,560
375 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters Point
Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39
8/24 at 100.00 376,505
1,955 San Francisco City and County Redevelopment Agency, California, Hotel
Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 -
AGM Insured
4/24 at 100.00 1,957,759
110 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds,
Series 2011, 7.000%, 10/01/26
4/24 at 100.00 110,293
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43
9/25 at 103.00 2,301,397
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A
9/27 at 100.00 111,876

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,345 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 2, Series 2023, 5.625%, 9/01/43
9/29 at 103.00 $ 1,439,434
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 3,209,434
395 Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin
Legacy/Columbus Villages, Refunding Series 2015A, 5.000%, 9/01/37
9/25 at 100.00 403,346
Tustin, California,Special Tax Bonds, Community Facilities District 14-1 Tustin
Legacy/Standard Pacific, Refunding Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 50,682
100 5.000%, 9/01/45 9/25 at 100.00 101,050
625 Val Verde Unified School District, California, Special Tax Bonds, Community
Facilities District 2018-2, Stratford Improvement Area 2 Series 2023, 5.000%,
9/01/48
9/29 at 103.00 637,798
Vista Community Development Commission Taxable Non-Housing Tax
Allocation Revenue Bonds, California, Vista Redevelopment Project, Series
2011:
7,600 6.000%, 9/01/33 4/24 at 100.00 7,619,842
7,920 6.125%, 9/01/37 4/24 at 100.00 7,939,441
Total Tax Obligation/Limited 188,409,221
Transportation - 19.1%
50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call 50,694
18,840 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 18,330,531
5,050 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Green Series 2022G, 5.000%, 5/15/52, (AMT)
11/31 at 100.00 5,292,691
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Refunding & Subordinate Series 2022C:
1,550 4.000%, 5/15/37, (AMT) 5/32 at 100.00 1,569,447
1,250 4.000%, 5/15/38, (AMT) 5/32 at 100.00 1,254,533
1,930 4.000%, 5/15/39, (AMT) 5/32 at 100.00 1,929,304
2,255 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Refunding Subordinate Lien Private Activity Series
2021A, 5.000%, 5/15/46, (AMT)
5/31 at 100.00 2,377,407
3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Senior Lien Series 2015D, 5.000%, 5/15/35, (AMT)
5/25 at 100.00 3,180,324
355 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Senior Lien Series 2015E, 5.000%, 5/15/41
5/25 at 100.00 361,733
6,925 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46, (AMT)
5/26 at 100.00 7,015,047
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2018C:
1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 2,030,332
24,440 5.000%, 5/15/44, (AMT) 11/27 at 100.00 25,146,504
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2019D:
2,000 5.000%, 5/15/30, (AMT) 11/28 at 100.00 2,143,911
2,415 5.000%, 5/15/34, (AMT) 11/28 at 100.00 2,584,246
1,695 5.000%, 5/15/35, (AMT) 11/28 at 100.00 1,810,292
3,500 5.000%, 5/15/39, (AMT) 11/28 at 100.00 3,676,969
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2019F:
3,600 5.000%, 5/15/37, (AMT) 5/29 at 100.00 3,838,591
10,000 5.000%, 5/15/44, (AMT) 5/29 at 100.00 10,427,879
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2021D:
9,680 5.000%, 5/15/37, (AMT) 11/31 at 100.00 10,590,576
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2022A:
6,995 5.000%, 5/15/45, (AMT) 5/32 at 100.00 7,441,378
1,000 4.000%, 5/15/49, (AMT) 5/32 at 100.00 951,297

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 16,305 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 $ 15,752,901
Riverside County Transportation Commission, California, Toll Revenue Senior
Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1:
3,085 4.000%, 6/01/40 6/31 at 100.00 3,123,831
10,815 4.000%, 6/01/46 6/31 at 100.00 10,580,666
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A:
2,625 5.000%, 7/01/47 7/27 at 100.00 2,736,563
2,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 2,035,388
4,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 4,114,745
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B:
2,500 5.000%, 7/01/46, (AMT) 7/31 at 100.00 2,621,664
7,000 5.000%, 7/01/51, (AMT) 7/31 at 100.00 7,264,800
16,055 San Francisco Airport Commission, California, Revenue Bonds, San Francisco
International Airport, Refunding Second Series 2023C, 5.500%, 5/01/41,
(AMT)
5/33 at 100.00 18,206,824
14,120 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Governmental Purpose Second Series 2017B, 5.000%,
5/01/47
5/27 at 100.00 14,691,700
San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Refunding Second Series 2019A:
5,150 5.000%, 5/01/44, (AMT) 5/29 at 100.00 5,368,901
3,515 5.000%, 5/01/49, (AMT) 5/29 at 100.00 3,629,402
4,435 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2014A, 5.000%, 5/01/39, (AMT)
5/24 at 100.00 4,439,421
San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2016B:
10,000 5.000%, 5/01/41, (AMT) 5/26 at 100.00 10,169,872
17,855 5.000%, 5/01/46, (AMT) 5/26 at 100.00 18,083,340
5,000 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2017A, 5.000%, 5/01/47, (AMT)
5/27 at 100.00 5,099,105
San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2018D:
7,170 5.000%, 5/01/43, (AMT) 5/28 at 100.00 7,412,335
9,320 5.000%, 5/01/48, (AMT) 5/28 at 100.00 9,563,818
San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2019E:
1,025 5.000%, 5/01/40, (AMT) 5/29 at 100.00 1,079,679
18,500 5.000%, 5/01/45, (AMT) 5/29 at 100.00 19,243,774
16,460 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A, 4.000%,
1/15/50
1/32 at 100.00 16,336,481
10,000 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%,
1/15/44
1/25 at 100.00 10,117,621
23,160 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/25 - NPFG
Insured
No Opt. Call 22,464,028
Total Transportation 326,140,545
U.S. Guaranteed - 11.5% (f)
8,310 Antelope Valley Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2017A, 5.250%, 8/01/42,
(Pre-refunded 2/15/27)
2/27 at 100.00 8,979,271
8,455 Antelope Valley Community College District, Los Angeles County, California,
General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/30, (Pre-
refunded 2/15/25)
2/25 at 80.12 6,583,887
3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 4,043,652

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (f) (continued)
$ 2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 $ 2,500,238
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
5,360 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 5,678,604
10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 11,248,052
1,245 California Municipal Finance Authority, Revenue Bonds, Touro College and
University System, Series 2014A, 5.250%, 1/01/34, (Pre-refunded 7/01/24)
7/24 at 100.00 1,253,513
California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 41,125
California School Finance Authority, Charter School Revenue Bonds,
Community High School Foundation Inc, Series 2017:
265 5.000%, 6/01/47, (Pre-refunded 6/01/27), 144A 6/27 at 100.00 280,679
California Statewide Communities Development Authority, Revenue Bonds,
Cottage Health System Obligated Group, Series 2015:
1,310 5.000%, 11/01/28, (Pre-refunded 11/01/24) 11/24 at 100.00 1,323,357
1,100 5.000%, 11/01/31, (Pre-refunded 11/01/24) 11/24 at 100.00 1,111,216
1,690 5.000%, 11/01/32, (Pre-refunded 11/01/24) 11/24 at 100.00 1,707,232
5,270 Charter Oak Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2012 Refunding Series 2015A, 5.000%, 8/01/40,
(Pre-refunded 8/01/25) - AGM Insured
8/25 at 100.00 5,425,631
500 Corona-Norco Unified School District, Riverside County, California, General
Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series
2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) - AGM Insured
8/27 at 100.00 568,877
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 17,670,476
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 21,654,290
4,390 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%,
6/01/28 - AMBAC Insured, (ETM)
No Opt. Call 3,891,517
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2021D:
545 5.000%, 5/15/37, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 614,477
Ohlone Community College District, Alameda County, California, General
Obligation Bonds, Election 2010 Series 2014B:
2,060 0.000%, 8/01/33, (Pre-refunded 8/01/24) 8/24 at 66.18 1,345,813
2,245 0.000%, 8/01/34, (Pre-refunded 8/01/24) 8/24 at 62.90 1,394,090
2,445 0.000%, 8/01/35, (Pre-refunded 8/01/24) 8/24 at 59.60 1,438,643
2,645 0.000%, 8/01/36, (Pre-refunded 8/01/24) 8/24 at 56.53 1,476,131
2,860 0.000%, 8/01/37, (Pre-refunded 8/01/24) 8/24 at 53.57 1,512,400
3,315 0.000%, 8/01/39, (Pre-refunded 8/01/24) 8/24 at 48.31 1,580,869
5,870 Riverside Community College District, California, General Obligation Bonds,
Refunding  Series 2015, 5.000%, 8/01/29, (Pre-refunded 8/01/25)
8/25 at 100.00 6,047,460
2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41, (Pre-
refunded 8/01/26)
8/26 at 100.00 2,113,479
62,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009-1, 6.000%, 7/01/33, (Pre-refunded 7/01/24)
7/24 at 100.00 62,576,823
4,960 San Dieguito Union High School District, San Diego County, California,
General Obligation Bonds, Election 2012, Series 2015B-2, 4.000%, 8/01/32,
(Pre-refunded 8/01/25)
8/25 at 100.00 5,041,942
6,240 San Mateo Union High School District, San Mateo County, California, General
Obligation Bonds, Election of 2010, Series 2015A, 4.000%, 9/01/31, (Pre-
refunded 9/01/25)
9/25 at 100.00 6,354,458
7,800 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2008, Series 2015D, 5.000%, 8/01/44,
(Pre-refunded 8/01/25)
8/25 at 100.00 8,030,346

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (f) (continued)
$ 1,395 Walnut Valley Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2007 Measure S, Series 2014C, 5.000%, 8/01/39,
(Pre-refunded 8/01/24)
8/24 at 100.00 $ 1,406,039
1,700 Yosemite Community College District, California, General Obligation Bonds,
Refunding Series 2015, 5.000%, 8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 1,751,394
Total U.S. Guaranteed 196,645,981
Utilities - 11.0%
16,040 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32)
1/32 at 100.21 17,227,061
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
5,000 5.000%, 7/01/37, (AMT), 144A 7/24 at 100.00 5,004,790
18,060 5.000%, 11/21/45, (AMT), 144A 7/24 at 100.00 18,069,714
4,405 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 4,557,212
2,930 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 3,045,506
32,975 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 35,900,915
11,065 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 12,099,850
2,040 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022B, 5.000%, 7/01/47
7/32 at 100.00 2,285,844
5,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
1/32 at 100.00 5,702,165
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2023D, 5.000%, 7/01/43
7/33 at 100.00 5,756,975
6,640 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022D, 5.000%, 7/01/52
7/32 at 100.00 7,389,013
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 5,137,507
5,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2018B, 5.000%, 7/01/48
7/28 at 100.00 5,355,459
16,990 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C, 5.000%, 7/01/39
7/30 at 100.00 19,170,823
1,000 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 1,018,916
9,000 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Green Series 2015A, 5.000%, 6/01/44
6/25 at 100.00 9,174,078
2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
3/24 at 100.00 2,604,953
16,465 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2023A, 5.000%, 4/01/53
4/33 at 100.00 18,499,871
3,160 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call 3,336,499
2,180 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 2,201,028
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 230,092
5,110 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 4,703,077
Total Utilities 188,471,348
Total Municipal Bonds
(cost $1,683,951,038) 1,656,493,230
Total Long-Term Investments
(cost $1,683,951,038) 1,656,493,230

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  0.8%
X 13,000,000
MUNICIPAL BONDS - 0.8%   X 13,000,000
Total Municipal Bonds
(cost $13,000,000) $ 13,000,000
Utilities - 0.8%
$ 13,000 (g) Eastern Municipal Water District, California, Water and Wastewater Revenue
Bonds, Refunding Series 2018A, 3.250%, 7/01/46, (Mandatory Put 2/29/24)
2/24 at 100.00 13,000,000
Total Utilities 13,000,000
Total Municipal Bonds
(cost $13,000,000) 13,000,000
Total Short-Term Investments
(cost $13,000,000) 13,000,000
Total Investments
(cost $1,696,951,038) - 97.7% 1,669,493,230
Other Assets & Liabilities, Net - 2.3% 39,683,009
Net Assets - 100% $ 1,709,176,239
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments February 29, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 93.4%
X 224,608,488
MUNICIPAL BONDS - 93.4%   X 224,608,488
Education and Civic Organizations - 19.4%
$ 1,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/41
7/31 at 100.00 $ 1,205,220
380 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Choate Rosemary Hall, Series 2020F, 4.000%, 7/01/39
7/30 at 100.00 385,109
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022M, 4.000%, 7/01/52
7/32 at 100.00 1,163,959
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 1,916,856
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2017R, 4.000%, 7/01/47
7/27 at 100.00 725,466
2,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2022U, 4.000%, 7/01/52
7/32 at 100.00 2,374,376
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hopkins School, Series 2022E:
1,545 5.250%, 7/01/47 7/32 at 100.00 1,685,671
1,000 5.000%, 7/01/53 7/32 at 100.00 1,062,031
1,130 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Loomis Chaffe School, Series 2023L, 4.000%, 7/01/43
7/33 at 100.00 1,123,971
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 5,150,622
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 1,805,796
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2023N, 5.000%, 7/01/48
7/33 at 100.00 2,127,674
5,110 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 5,199,915
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2020K, 5.000%, 7/01/40
7/30 at 100.00 2,130,058
3,465 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series L, 5.000%, 7/01/42
7/32 at 100.00 3,732,758
Connecticut Health and Educational Facilities Authority, Revenue Bonds, The
Taft School Isue, Series 2021L:
790 3.000%, 7/01/41 7/31 at 100.00 677,889
2,210 3.000%, 7/01/46 7/31 at 100.00 1,761,695
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 1,467,009
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2021S:
4,000 4.000%, 6/01/46 12/31 at 100.00 3,906,225
1,925 4.000%, 6/01/51 12/31 at 100.00 1,822,490
1,900 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of Hartford, Series 2022P, 5.375%, 7/01/52
7/32 at 100.00 1,775,688
2,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/37
7/28 at 100.00 2,031,389
1,200 University of Connecticut, Student Fee Revenue Bonds, Special Obligation
Series 2023A, 5.250%, 11/15/48
11/33 at 100.00 1,359,261
Total Education and Civic Organizations 46,591,128
Health Care - 16.2%
4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 4,646,075
2,430 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Children?s Medical Center and Subsidiaries, Series 2023E,
4.250%, 7/15/53
1/33 at 100.00 2,404,729
1,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut Children's Medical Center and Subsidiaries, Series 2023E,
5.250%, 7/15/48
1/33 at 100.00 1,087,994

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A
7/29 at 100.00 $ 681,629
1,085 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/40
1/30 at 100.00 1,058,878
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 2,758,072
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 501,156
1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 2,022,515
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Nuvance Health Series 2019A:
2,455 4.000%, 7/01/34 7/29 at 100.00 2,404,530
2,860 4.000%, 7/01/41 7/29 at 100.00 2,677,228
6,020 4.000%, 7/01/49 7/29 at 100.00 5,425,367
1,500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Forward Delivery Series 2022M, 4.000%, 7/01/42
7/32 at 100.00 1,430,160
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 1,718,332
Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity Health Credit Group, Series 2016CT:
2,350 5.000%, 12/01/41 6/26 at 100.00 2,406,986
2,000 5.000%, 12/01/45 6/26 at 100.00 2,039,831
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-
New Haven Health Issue, Series 2014E:
2,400 5.000%, 7/01/32 7/24 at 100.00 2,411,181
2,520 5.000%, 7/01/33 7/24 at 100.00 2,531,665
830 5.000%, 7/01/34 7/24 at 100.00 833,791
Total Health Care 39,040,119
Housing/Multifamily - 0.7%
1,890 Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 1,763,151
Total Housing/Multifamily 1,763,151
Housing/Single Family - 1.5%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Bonds, Green Series 2021B-3:
1,440 2.150%, 11/15/41 11/30 at 100.00 1,026,370
1,560 2.300%, 11/15/46 11/30 at 100.00 1,037,759
195 Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 141,766
1,430 Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Bonds, Social Series 2024A, 4.599%, 11/15/49 , (WI/DD)
11/32 at 100.00 1,434,106
Total Housing/Single Family 3,640,001
Long-Term Care - 2.9%
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 1,083,355
1,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series
2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 1,035,672
Connecticut Health and Educational Facilities Authority, Revenue Bonds, Mary
Wade Home Issue, Series 2019A-1:
900 4.500%, 10/01/34, 144A 10/24 at 104.00 790,223
200 5.000%, 10/01/54, 144A 10/24 at 104.00 153,692
2,650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 2,231,554
Connecticut Health and Educational Facilities Authority, Revenue Bonds, The
Jerome Home Issue, Series 2021E:
730 4.000%, 7/01/41 7/28 at 103.00 609,354
1,250 4.000%, 7/01/51 7/28 at 103.00 944,711
Total Long-Term Care 6,848,561

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 25.6%
Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
$ 600 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 $ 603,030
1,000 5.000%, 7/01/33 - AGM Insured 7/24 at 100.00 1,004,857
1,065 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 1,070,037
2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%,
8/15/41 - AGM Insured
8/26 at 100.00 2,046,544
2,425 Connecticut Health and Educational Facilities Authoroity, Revneue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 2,552,383
Connecticut Housing Finance Authority, State Supported Special Obligation
Bonds, Series 2021-27:
1,000 2.400%, 6/15/41 6/31 at 100.00 758,473
1,000 2.550%, 6/15/46 6/31 at 100.00 709,076
1,000 Connecticut Housing Finance Authority, State Supported Special Obligation
Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 770,844
2,400 Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31 4/24 at 100.00 2,403,651
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 3,023,742
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 2,433,069
Connecticut State, General Obligation Bonds, Series 2017A:
1,000 5.000%, 4/15/34 4/27 at 100.00 1,061,447
3,270 5.000%, 4/15/35 4/27 at 100.00 3,462,744
1,510 Connecticut State, General Obligation Bonds, Series 2018A, 5.000%, 4/15/37 4/28 at 100.00 1,621,150
1,325 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/38 6/28 at 100.00 1,419,958
Connecticut State, General Obligation Bonds, Series 2019A:
1,150 5.000%, 4/15/36 4/29 at 100.00 1,266,630
1,450 4.000%, 4/15/37 4/29 at 100.00 1,491,148
650 5.000%, 4/15/39 4/29 at 100.00 704,680
2,000 Connecticut State, General Obligation Bonds, Series 2020A, 4.000%, 1/15/37 1/30 at 100.00 2,089,234
2,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%, 1/15/40 1/31 at 100.00 1,745,313
300 East Haddam, Connecticut, General Obligation Bonds, Series 2020A, 3.000%,
12/01/37
12/28 at 100.00 278,746
East Lyme, Connecticut, General Obligation Bonds, Series 2020:
500 3.000%, 7/15/39 7/28 at 100.00 438,772
325 3.000%, 7/15/40 7/28 at 100.00 280,882
500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
8/24 at 100.00 503,618
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 1,127,122
1,075 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2019A, 4.000%, 7/15/39
7/29 at 100.00 1,090,902
3,000 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2023, 4.000%, 8/01/43
8/33 at 100.00 3,031,053
Naugatuck, Connecticut, General Obligation Bonds, Tax Increment Series
2023:
2,285 5.250%, 10/15/48 10/33 at 100.00 2,540,966
1,000 4.625%, 10/15/53 10/33 at 100.00 1,035,093
5,000 New Britain, Connecticut, General Obligation Bonds, Series 2022A, 5.000%,
3/01/47 - BAM Insured
3/32 at 100.00 5,342,673
1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 1,035,190
New Haven, Connecticut, General Obligation Bonds, Series 2015:
795 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 814,445
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 1,658,088
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 511,250
485 North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%,
7/15/24
No Opt. Call 488,304
1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 1,054,781
2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 2,386,973

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
$ 555 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 $ 572,579
485 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 500,346
765 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 789,090
555 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 572,371
555 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 572,352
2,000 West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%,
8/01/24 - AGM Insured
4/24 at 100.00 2,001,912
750 West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%,
3/15/40 - BAM Insured
3/30 at 100.00 750,297
Total Tax Obligation/General 61,615,815
Tax Obligation/Limited - 15.0%
1,930 Connecticut Higher Education Supplemental Loan Authority, State Supported
Revenue Bonds, CHESLA Loan Program, Series 2020B, 3.250%, 11/15/36,
(AMT)
11/29 at 100.00 1,758,272
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure
Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 1,423,222
Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure
Purposes Series 2016A:
1,000 5.000%, 9/01/32 9/26 at 100.00 1,048,880
3,500 5.000%, 9/01/33 9/26 at 100.00 3,665,966
Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure
Purposes Series 2018A:
2,000 5.000%, 1/01/37 1/28 at 100.00 2,140,103
2,000 5.000%, 1/01/38 1/28 at 100.00 2,132,171
1,500 Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure
Purposes, Series 2021A, 4.000%, 5/01/40
5/31 at 100.00 1,540,007
2,080 Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure
Purposes, Series 2023A, 5.250%, 7/01/44
1/34 at 100.00 2,388,377
1,000 Great Pond Improvement District, Connecticut, Special Obligation Revenue
Bonds, Great Pond Phase 1 Project, Series 2019, 4.750%, 10/01/48, 144A
10/26 at 102.00 956,023
500 Great Pond Improvement District, Connecticut, Special Obligation Revenue
Bonds, Great Pond Phase 2 Project, Series 2022, 5.750%, 10/01/52, 144A
10/28 at 103.00 517,181
2,720 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 2,745,335
635 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 664,244
1,825 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 1,750,439
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,860 0.000%, 7/01/46 7/28 at 41.38 605,553
4,250 4.750%, 7/01/53 7/28 at 100.00 4,252,431
1,000 5.000%, 7/01/58 7/28 at 100.00 1,007,498
100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021, 4.000%,
4/01/51
4/30 at 100.00 77,126
1,590 University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%,
2/15/34
2/25 at 100.00 1,609,593
3,000 University of Connecticut, General Obligation Bonds, Series 2017A, 5.000%,
1/15/36
1/27 at 100.00 3,142,729
University of Connecticut, General Obligation Bonds, Series 2019A:
1,000 5.000%, 11/01/36 11/28 at 100.00 1,085,701
1,000 4.000%, 11/01/38 11/28 at 100.00 1,017,032
420 University of Connecticut, General Obligation Bonds, Series 2023A, 5.000%,
8/15/43
8/33 at 100.00 471,157
Total Tax Obligation/Limited 35,999,040

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 2.7%
Connecticut Airport Authority, Connecticut, Customer Facility Charge
Revenue Bonds, Ground Transportation Center Project, Series 2019A:
$ 1,500 4.000%, 7/01/49, (AMT) 7/29 at 100.00 $ 1,372,680
5,000 5.000%, 7/01/49, (AMT) 7/29 at 100.00 5,124,340
Total Transportation 6,497,020
U.S. Guaranteed - 2.4% (c)
950 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Westminster School, Series 2014H, 3.250%, 7/01/32, (Pre-refunded 7/01/24)
7/24 at 100.00 949,862
Greater New Haven Water Pollution Control Authority, Connecticut, Regional
Wastewater System Revenue Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 504,007
1,000 5.000%, 8/15/32, (Pre-refunded 8/15/24) 8/24 at 100.00 1,008,014
2,250 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/35,
(Pre-refunded 11/01/24)
11/24 at 100.00 2,276,619
1,055 South Central Connecticut Regional Water Authority Water System Revenue
Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-refunded 8/01/24)
8/24 at 100.00 1,062,703
Total U.S. Guaranteed 5,801,205
Utilities - 7.0%
2,000 Connecticut, State Revolving Fund General Revenue Bonds, Green Series
2019A, 5.000%, 2/01/39
2/29 at 100.00 2,166,731
60 Greater New Haven Water Pollution Control Authority, Connecticut, Regional
Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 - NPFG
Insured
4/24 at 100.00 60,028
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017:
1,000 5.000%, 7/01/37 7/27 at 100.00 1,036,337
1,000 5.000%, 7/01/40 7/27 at 100.00 1,026,439
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 304,386
1,000 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 1,006,716
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/33, 144A
7/31 at 100.00 2,089,611
2,685 South Central Connecticut Regional Water Authority, Connecticut, Water
System Revenue Bonds, Thirty-Seventh Series 2023A-1, 5.000%, 8/01/51
8/33 at 100.00 2,935,667
1,685 South Central Connecticut Regional Water Authority, Water System Revenue
Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 1,799,908
2,915 South Central Connecticut Regional Water Authority, Water System Revenue
Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 3,132,900
500 Stamford, Connecticut, Water Pollution Control System and Facility Revenue
Bonds, Series 2013A, 5.250%, 8/15/43
4/24 at 100.00 500,387
750 Stamford, Connecticut, Water Pollution Control System and Facility Revenue
Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 753,338
Total Utilities 16,812,448
Total Municipal Bonds
(cost $231,228,242) 224,608,488
Total Long-Term Investments
(cost $231,228,242) 224,608,488
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  4.6%
X 11,000,000
MUNICIPAL BONDS - 4.6%   X 11,000,000
Housing/Multifamily - 1 .3%
$ 3,000 (d) Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Bonds, Series 2016E-3, 3.110%, 11/15/46, (Mandatory Put 3/07/24)
2/24 at 100.00 $ 3,000,000
Total Housing/Multifamily 3,000,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family - 3 .3%
$ 8,000 (d) Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Bonds, Series 2017F-3, 3.110%, 5/15/40, (Mandatory Put 3/07/24)
2/24 at 100.00 $ 8,000,000
Total Housing/Single Family 8,000,000
Total Municipal Bonds
(cost $11,000,000) 11,000,000
Total Short-Term Investments
(cost $11,000,000) 11,000,000
Total Investments
(cost $242,228,242) - 98.0% 235,608,488
Other Assets & Liabilities, Net - 2.0% 4,925,308
Net Assets - 100% $ 240,533,796
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments February 29, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 95.9%
X 563,192,259
MUNICIPAL BONDS - 95.9%   X 563,192,259
Education and Civic Organizations - 22.2%
Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019:
$ 2,065 5.000%, 6/15/39 6/26 at 100.00 $ 2,062,656
1,750 5.000%, 6/15/49 6/26 at 100.00 1,663,183
650 Massachusetts Development Finance Agency, Revenue Bonds, Babson
College, Refunding Series 2022, 4.000%, 10/01/44
4/32 at 100.00 651,083
Massachusetts Development Finance Agency, Revenue Bonds, Berklee
College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 1,296,747
5,165 5.000%, 10/01/46 10/26 at 100.00 5,255,974
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
3/24 at 100.00 3,001,615
Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 2,481,933
1,020 5.000%, 7/01/42 7/27 at 100.00 1,069,330
3,110 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Refunding Series 2023FF, 5.000%, 10/01/48
10/33 at 100.00 3,421,635
Massachusetts Development Finance Agency, Revenue Bonds, Brandeis
University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 1,288,240
840 5.000%, 10/01/38 10/28 at 100.00 900,958
1,000 5.000%, 10/01/39 10/28 at 100.00 1,068,586
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 3,027,227
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 1,541,175
1,500 5.000%, 1/01/47 1/27 at 100.00 1,506,954
Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 1,648,426
6,020 5.000%, 1/01/40 1/28 at 100.00 6,137,281
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 2,025,813
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 2,517,531
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 2,102,346
Massachusetts Development Finance Agency, Revenue Bonds, MCPHS
University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 542,385
235 5.000%, 7/01/37 7/25 at 100.00 240,114
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 713,110
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 1,002,621
Massachusetts Development Finance Agency, Revenue Bonds, Northeastern
University, Series 2014A:
1,125 5.000%, 3/01/39 3/24 at 100.00 1,125,285
2,065 5.000%, 3/01/44 3/24 at 100.00 2,065,345
2,080 Massachusetts Development Finance Agency, Revenue Bonds, Northeastern
University, Series 2022, 5.000%, 10/01/44
10/32 at 100.00 2,328,102
1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 1,725,102
2,750 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021B, 4.000%, 6/01/41
6/30 at 100.00 2,519,196

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling and
Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 $ 2,555,037
2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling and
Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 2,429,900
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 631,148
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 1,592,652
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 893,414
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 1,031,337
Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole
Oceanographic Institution, Series 2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 1,068,580
1,000 5.000%, 6/01/38 6/28 at 100.00 1,062,624
6,210 5.000%, 6/01/48 6/28 at 100.00 6,466,115
Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 5,217,083
7,000 5.000%, 9/01/45 9/27 at 100.00 7,268,159
745 Massachusetts Development Finance Agency, Revenue Bonds, Worcester
Polytechnic Institute, Series 2019, 5.000%, 9/01/33
9/29 at 100.00 821,689
Massachusetts Development Finance Authority, Revenue Bonds, Suffolk
University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 723,316
500 5.000%, 7/01/36 7/27 at 100.00 514,444
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 2,448,227
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC Insured
No Opt. Call 2,619,505
1,655 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 5.000%, 7/01/24, (AMT)
No Opt. Call 1,661,810
Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue K, Series 2017A:
1,480 5.000%, 7/01/24, (AMT) No Opt. Call 1,486,090
2,800 5.000%, 7/01/26, (AMT) No Opt. Call 2,885,902
Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue L, Senior Series 2020B:
850 5.000%, 7/01/29, (AMT) No Opt. Call 903,524
1,000 5.000%, 7/01/30, (AMT) No Opt. Call 1,074,290
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 1,009,659
6,855 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 6,974,173
University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2022-1:
5,550 4.000%, 11/01/46 5/32 at 100.00 5,560,034
10,605 5.000%, 11/01/52 5/30 at 100.00 11,371,521
University of Massachusetts Building Authority, Revenue Bonds, Refunding
Senior Series 2019-1:
1,000 5.000%, 5/01/38 5/29 at 100.00 1,096,696
2,000 5.000%, 5/01/39 5/29 at 100.00 2,185,871
Total Education and Civic Organizations 130,482,753
Health Care - 21.2%
2,160 Massachusetts Development Finance Agency Revenue Bonds, South Shore
Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 2,178,890
Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N:
1,000 5.000%, 7/01/34 7/24 at 100.00 1,004,274
5,700 5.000%, 7/01/44 7/24 at 100.00 5,712,900

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel
Lahey Health Issue, Series 2019K:
$ 1,250 5.000%, 7/01/36 7/29 at 100.00 $ 1,348,884
1,400 5.000%, 7/01/38 7/29 at 100.00 1,491,510
15,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Children's Hospital Series 2024T, 5.250%, 3/01/54
3/34 at 100.00 16,656,012
7,800 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 7,802,739
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 2,068,173
1,825 5.000%, 7/01/36 7/26 at 100.00 1,871,538
Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Series 2023G:
3,000 5.250%, 7/01/48 7/33 at 100.00 3,263,824
9,500 5.250%, 7/01/52 7/33 at 100.00 10,254,793
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 1,739,201
1,500 5.000%, 7/01/37 7/26 at 100.00 1,543,626
1,935 5.000%, 7/01/38 7/26 at 100.00 1,983,023
Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 915,386
1,000 5.000%, 7/01/32 7/25 at 100.00 1,017,004
500 5.000%, 7/01/33 7/25 at 100.00 508,442
4,100 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2, 5.000%, 7/01/48
7/28 at 100.00 4,223,989
Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber
Cancer Institute Issue, Series 2016N:
1,925 5.000%, 12/01/41 12/26 at 100.00 1,985,754
6,100 5.000%, 12/01/46 12/26 at 100.00 6,237,852
Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health
System Obligated Group Issue, Series 2015F:
2,645 5.000%, 8/15/35 8/25 at 100.00 2,690,351
5,325 5.000%, 8/15/45 8/25 at 100.00 5,370,255
3,535 Massachusetts Development Finance Agency, Revenue Bonds, Mass General
Brigham, Series 2020A-2, 4.000%, 7/01/40
1/30 at 100.00 3,503,483
11,000 Massachusetts Development Finance Agency, Revenue Bonds, Mass General
Brigham, Series 2024D, 5.000%, 7/01/47
1/34 at 100.00 11,988,606
1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
4/24 at 100.00 1,545,032
Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G:
100 5.000%, 7/15/30, 144A No Opt. Call 103,112
100 5.000%, 7/15/37, 144A 7/30 at 100.00 101,306
Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 1,231,804
4,710 5.000%, 7/01/47 7/26 at 100.00 4,788,719
Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1:
2,200 5.000%, 7/01/37 1/28 at 100.00 2,340,252
6,330 4.000%, 7/01/41 1/28 at 100.00 6,222,453
Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2013F:
1,750 5.000%, 7/01/27 4/24 at 100.00 1,751,532
1,000 5.000%, 7/01/37 4/24 at 100.00 1,000,750
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
4/24 at 100.00 3,692,614
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38
1/27 at 100.00 909,739

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017L:
$ 400 3.625%, 7/01/37 7/27 at 100.00 $ 368,360
1,855 5.000%, 7/01/44 7/27 at 100.00 1,880,555
555 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 570,897
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 495,757
Total Health Care 124,363,391
Housing/Multifamily - 2.2%
5,000 Massachusetts Development Finance Agency, Multifamily Housing Revenue
Bonds, Salem Heights II Preservation Associates LP, Social Series 2021A,
2.300%, 1/01/42
No Opt. Call 3,493,441
1,995 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 1,606,918
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 1,555,045
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 1,262,795
Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2020D-1:
1,500 2.200%, 12/01/40 6/30 at 100.00 1,111,704
1,100 2.375%, 12/01/45 6/30 at 100.00 758,223
500 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2021A-1, 2.000%, 12/01/36
6/30 at 100.00 391,573
2,685 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green
Series 2022C-1, 5.000%, 12/01/47
6/32 at 100.00 2,867,185
Total Housing/Multifamily 13,046,884
Housing/Single Family - 1.8%
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.400%, 6/01/44
12/29 at 100.00 1,092,572
5,000 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2023, 3.250%, 6/01/24
4/24 at 100.00 4,996,007
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 1,068,280
Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32 12/30 at 100.00 1,005,526
750 2.000%, 12/01/32 12/30 at 100.00 643,201
1,380 2.050%, 6/01/33 12/30 at 100.00 1,179,175
500 2.100%, 12/01/33 12/30 at 100.00 426,833
Total Housing/Single Family 10,411,594
Long-Term Care - 0.7%
Massachusetts Development Finance Agency Revenue Refunding Bonds,
NewBridge on the Charles, Inc. Issue, Series 2017:
1,910 4.125%, 10/01/42, 144A 3/24 at 104.00 1,711,385
275 5.000%, 10/01/47, 144A 3/24 at 104.00 273,857
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 566,910
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 408,504
1,020 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.125%, 1/01/40
1/32 at 100.00 943,270
Total Long-Term Care 3,903,926

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 18.4%
$ 825 Andover, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2022, 4.000%, 7/15/42
7/31 at 100.00 $ 855,807
Central Berkshire Regional School District, Dalton, Massachusetts, General
Obligation Bonds, State Qualified Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 1,246,028
1,440 3.000%, 6/01/39 6/28 at 100.00 1,263,328
1,490 3.000%, 6/01/40 6/28 at 100.00 1,283,311
1,610 Fall River, Massachusetts, General Obligation Bonds, State Qualified
Municipal Purpose Loan Series 2021, 4.000%, 12/01/33
12/29 at 100.00 1,706,239
1,740 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2011, 5.000%, 2/15/32
4/24 at 100.00 1,742,992
7,400 Lincoln, Massachusetts, General Obligation Bonds, School Series 2019,
4.000%, 3/01/49
3/28 at 100.00 7,355,151
2,000 Massachusetts Development Finance Agency, Special Obligation Bonds,
Commonwealth Contract  Assistance, Series 2015A, 4.000%, 5/01/45
5/25 at 100.00 1,978,627
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2015C, 5.000%, 7/01/45
7/25 at 100.00 3,051,554
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2017A, 5.000%, 4/01/42
4/27 at 100.00 3,129,895
Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2018A:
3,750 5.000%, 1/01/42 1/28 at 100.00 3,953,476
2,490 5.000%, 1/01/45 1/28 at 100.00 2,608,366
5,000 5.000%, 1/01/47 1/28 at 100.00 5,220,541
11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2019A, 5.000%, 1/01/49
1/29 at 100.00 11,672,758
7,000 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2022C, 5.250%, 10/01/47
10/32 at 100.00 7,840,006
5,450 Massachusetts State, General Obligation Bonds, Consolidated Loan, Series
2024A, 5.000%, 1/01/54
1/34 at 100.00 5,937,506
10,000 Massachusetts State, General Obligation Bonds, Consolidated Series 2023D,
5.000%, 10/01/53
10/33 at 100.00 10,892,423
15,000 Massachusetts State, General Obligation Bonds, Series 2022E, 5.000%,
11/01/52
11/32 at 100.00 16,247,490
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2012, 5.000%, 5/15/35
4/24 at 100.00 1,001,763
1,950 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/42
9/27 at 100.00 1,613,538
3,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/46
7/31 at 103.00 2,711,413
2,000 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2022A, 5.000%, 6/01/50
6/32 at 100.00 2,182,122
3,000 Quincy, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2022B, 5.000%, 7/01/47
7/32 at 100.00 3,297,414
3,215 Scituate, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2015, 4.000%, 9/15/33
9/24 at 100.00 3,223,502
2,170 Tisbury, Massachusetts, General Obligation Bonds, Municipal Purpose Loan
Series 2022, 4.000%, 8/15/42
8/30 at 100.00 2,228,124
3,440 Webster, Massachusetts, General Obligation Bonds, Qualified School Project,
Chapter 70B, Loan Series 2022, 4.000%, 12/01/42
12/31 at 100.00 3,508,409
Total Tax Obligation/General 107,751,783
Tax Obligation/Limited - 17.7%
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 1,385,468
1,000 5.000%, 11/15/39 11/25 at 100.00 1,011,068
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 1,191,465
2,000 5.000%, 12/01/46 12/26 at 100.00 1,967,872
1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 1,020,277

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36 - BAM Insured
5/27 at 100.00 $ 530,533
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior
Series 2023A-1, 5.250%, 7/01/48
7/33 at 100.00 11,292,741
Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2017A-2:
2,050 5.000%, 7/01/44 7/27 at 100.00 2,137,330
3,065 5.000%, 7/01/46 7/27 at 100.00 3,186,503
4,330 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2021A-1, 4.000%, 7/01/39
7/31 at 100.00 4,465,045
2,505 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 2,623,769
1,310 Massachusetts College Building Authority, Revenue Bonds, Refunding Series
2011A, 5.000%, 5/01/24
No Opt. Call 1,313,728
650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 664,200
Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Social Series 2020A:
5,000 4.000%, 8/15/45 8/30 at 100.00 4,946,234
3,020 5.000%, 8/15/50 8/30 at 100.00 3,226,009
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 7,428,030
4,480 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 4,787,624
5,000 Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds,
Refunding Series 2005, 5.500%, 1/01/34 - NPFG Insured
No Opt. Call 5,831,007
2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
& Accelerated Bridge Program, Series 2016A, 5.000%, 6/01/41
6/26 at 100.00 2,896,002
8,180 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
& Accelerated Bridge Programs, Series 2017A, 5.000%, 6/01/47
6/27 at 100.00 8,496,534
5,540 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
& Accelerated Bridge Programs, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 5,855,993
10,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement
Program, Sustainability  Green Series 2022A, 5.000%, 6/01/50
6/31 at 100.00 10,761,543
1,665 Massachusetts State, Transportation Fund Revenue Bonds, Refunding Series
2021A, 5.000%, 6/01/42
6/31 at 100.00 1,849,144
1,510 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 1,579,542
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 3,201,630
4,725 4.750%, 7/01/53 7/28 at 100.00 4,727,702
5,840 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 5,825,413
Total Tax Obligation/Limited 104,202,406
Transportation - 3.1%
1,250 Massachusetts Department of Transportation, Metropolitan Highway System
Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%, 1/01/37
1/29 at 100.00 1,353,599
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 1,537,188
5,750 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021B,
5.000%, 7/01/44, (AMT)
7/24 at 100.00 5,755,196
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%, 7/01/34 7/24 at 100.00 1,788,536
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 1,449,243
2,000 5.000%, 7/01/45 7/25 at 100.00 2,027,373
1,750 Massachusetts Port Authority, Revenue Bonds, Series 2015B, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 1,759,333
2,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/46, (AMT)
7/31 at 100.00 2,631,322
Total Transportation 18,301,790

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 3.0% (c)
$ 1,890 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 $ 1,894,923
5,915 Massachusetts Development Finance Agency Revenue Bonds, Children?s
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 5,975,616
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health
Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 6,733,112
1,820 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2016C, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 1,918,462
1,000 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 1,054,100
Total U.S. Guaranteed 17,576,213
Utilities - 5.6%
4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 4,048,662
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 2,879,161
920 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 933,037
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 2,579,540
1,650 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 23B
Series 2021, 5.000%, 2/01/41
2/31 at 100.00 1,845,074
5,785 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Sustainabilty
24B Series 2022, 5.000%, 2/01/43
2/32 at 100.00 6,500,397
Massachusetts Municipal Wholesale Electric Company, MMWEC, Revenue
Bonds, Project 2015A, Series 2021A:
1,000 4.000%, 7/01/39 1/32 at 100.00 1,026,836
1,310 4.000%, 7/01/40 1/32 at 100.00 1,337,437
1,400 4.000%, 7/01/41 1/32 at 100.00 1,421,952
2,000 4.000%, 7/01/46 1/32 at 100.00 1,994,116
1,250 Massachusetts Water Resources Authority, General Revenue Bonds, Green
Series 2023B, 5.250%, 8/01/48
8/33 at 100.00 1,412,831
Massachusetts Water Resources Authority, General Revenue Bonds, Series
2017B:
1,000 5.000%, 8/01/39 8/27 at 100.00 1,052,608
1,870 5.000%, 8/01/42 8/27 at 100.00 1,956,783
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 3,090,591
1,010 Springfield Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 1,072,494
Total Utilities 33,151,519
Total Municipal Bonds
(cost $565,502,472) 563,192,259
Total Long-Term Investments
(cost $565,502,472) 563,192,259
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  3.1%
X 18,245,000
MUNICIPAL BONDS - 3.1%   X 18,245,000
Education and Civic Organizations - 0 .9%
$ 5,470 (d) Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Variable Rate Demand Series 2008U-6C, 3.550%, 10/01/42,
(Mandatory Put 2/29/24)
2/24 at 100.00 $ 5,470,000
Total Education and Civic Organizations 5,470,000

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 1 .4%
$ 8,000 (d) Massachusetts Health and Educational Facilities Authority, Revenue Bonds,
Partners HealthCare System Inc., Variable Rate Demand Obligations, Series
1997P, 3.150%, 7/01/27, (Mandatory Put 3/07/24)
3/24 at 100.00 $ 8,000,000
Total Health Care 8,000,000
Tax Obligation/Limited - 0 .8%
$ 4,775 (d) Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Variable Rate Demand Obligations Series 2022A, 3.250%,
7/01/52, (Mandatory Put 3/07/24)
2/24 at 100.00 4,775,000
Total Tax Obligation/Limited 4,775,000
Total Municipal Bonds
(cost $18,245,000) 18,245,000
Total Short-Term Investments
(cost $18,245,000) 18,245,000
Total Investments
(cost $583,747,472) - 99.0% 581,437,259
Other Assets & Liabilities, Net - 1.0% 5,691,313
Net Assets - 100% $ 587,128,572
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
See Notes to Financial Statements

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments February 29, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 98.7%
X 384,860,176
MUNICIPAL BONDS - 98.7%   X 384,860,176
Consumer Discretionary - 0.2%
Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$ 935 (c) 5.000%, 1/01/32 4/24 at 100.00 $ 682,923
240 (c) 5.125%, 1/01/37 4/24 at 100.00 176,428
Total Consumer Discretionary 859,351
Consumer Staples - 3.3%
Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018A:
3,460 4.000%, 6/01/37 6/28 at 100.00 3,515,597
3,610 5.000%, 6/01/46 6/28 at 100.00 3,694,702
5,575 Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement
Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 5,681,209
Total Consumer Staples 12,891,508
Education and Civic Organizations - 13.9%
2,240 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase II,
Series 2021A, 4.000%, 7/01/47 - AGM Insured
7/31 at 100.00 2,169,960
715 Camden County Improvement Authority, New Jersey, School Revenue Bonds,
KIPP: Cooper Norcross Academy 2022 Project, Social Series 2022, 6.000%,
6/15/62
12/30 at 100.00 769,887
1,000 Essex County Improvement Authority, New Jersey, General Obligation Lease
Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT Student
Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 971,035
Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Project, County Gauranteed Loan, Series 2019:
1,050 5.000%, 7/01/44 7/29 at 100.00 1,123,936
1,000 4.000%, 7/01/48 7/29 at 100.00 1,000,303
Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Project, County Guaranteed Loan, Series 2024:
1,080 5.000%, 7/01/49 - BAM Insured 1/32 at 100.00 1,164,574
1,000 5.000%, 7/01/54 - BAM Insured 1/32 at 100.00 1,072,480
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Student Center Project, Series 2024, 4.000%, 2/27/25
12/24 at 100.00 1,005,022
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 228,444
New Jersey Economic Development Authority, Charter School Revenue
Bonds, North Star Academy Charter School of Newark, Series 2017:
2,805 4.000%, 7/15/37 7/27 at 100.00 2,773,777
100 5.000%, 7/15/47 7/27 at 100.00 101,166
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52,
144A
9/27 at 100.00 96,023
945 New Jersey Economic Development Authority, Revenue Bonds, The Seeing
Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call 960,437
New Jersey Economic Development Authority, Revenue Bonds, The Seeing
Eye Inc., Refunding Series 2017:
355 3.000%, 6/01/32 12/27 at 100.00 350,098
195 5.000%, 6/01/32 12/27 at 100.00 205,891
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of New
Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 976,981
1,470 New Jersey Educational Facilities Authority, Revenue Bonds, Kean University,
Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 1,470,527

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State
University, Refunding Series 2015D:
$ 1,000 5.000%, 7/01/31 7/25 at 100.00 $ 1,023,516
1,055 3.750%, 7/01/33 7/25 at 100.00 1,058,816
New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Refunding Series 2024C:
2,500 5.000%, 3/01/26 , (WI/DD) No Opt. Call 2,605,314
3,000 5.000%, 3/01/27 , (WI/DD) No Opt. Call 3,208,553
2,000 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Series 2024B, 5.250%, 3/01/54 , (WI/DD)
3/34 at 100.00 2,264,904
New Jersey Educational Facilities Authority, Revenue Bonds, Rider University,
Series   2017F:
360 3.750%, 7/01/37 7/27 at 100.00 279,119
1,370 4.000%, 7/01/42 7/27 at 100.00 1,003,795
2,265 5.000%, 7/01/47 7/27 at 100.00 1,773,625
1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 1,248,859
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
4/24 at 100.00 710,487
New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 1,489,085
2,430 3.000%, 7/01/46 7/26 at 100.00 1,810,166
1,085 4.000%, 7/01/46 7/26 at 100.00 980,658
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 823,855
3,500 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute
of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 3,227,989
New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute
of Technology, Series 2017A:
500 4.000%, 7/01/47 7/27 at 100.00 468,914
380 5.000%, 7/01/47 7/27 at 100.00 387,194
835 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40, (AMT)
12/29 at 100.00 768,940
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2018A:
910 3.750%, 12/01/31, (AMT) 6/28 at 100.00 892,791
205 4.000%, 12/01/35, (AMT) 6/28 at 100.00 204,112
1,375 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023B, 4.000%, 12/01/44, (AMT)
12/33 at 100.00 1,355,139
770 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%, 12/01/51,
(AMT)
12/29 at 100.00 587,087
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2016-1A:
615 3.500%, 12/01/32, (AMT) 12/25 at 100.00 605,545
145 4.000%, 12/01/39, (AMT) 12/25 at 100.00 144,535
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Lien Series 2017-1A:
170 3.750%, 12/01/33, (AMT) 12/26 at 100.00 168,592
15 4.000%, 12/01/40, (AMT) 12/26 at 100.00 14,915
765 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 729,412
485 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 468,409
New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2014-1A-1:
255 4.250%, 12/01/32, (AMT) 3/24 at 100.00 254,099
240 4.500%, 12/01/36, (AMT) 3/24 at 100.00 239,207
725 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 713,440
1,740 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 1,714,321

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,460 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 $ 1,204,413
2,005 New Jersey Institute of Technology, New Jersey, General Obligation Bonds,
Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 2,025,047
1,335 Passaic County Improvement Authority, New Jersey, Charter School Revenue
Bonds, Paterson Arts & Science Charter School, Series 2023, 5.375%, 7/01/53
7/31 at 100.00 1,369,811
Total Education and Civic Organizations 54,265,205
Financials - 0.1%
373 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call 374,502
Total Financials 374,502
Health Care - 7.6%
New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare
Health System Obligated Group Issue, Series 2021:
1,800 2.375%, 7/01/46 7/31 at 100.00 1,198,602
1,800 3.000%, 7/01/46 7/31 at 100.00 1,386,649
1,000 3.000%, 7/01/51 7/31 at 100.00 752,981
160 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
4/24 at 100.00 160,130
2,025 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS
Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 2,025,017
965 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hackensack Meridian Health Obligated Group, Refunding Series 2017A,
5.000%, 7/01/57
7/27 at 100.00 985,219
3,315 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira
Health Obligated Group Issue, Refunding Series 2016A, 4.000%, 7/01/41
7/26 at 100.00 3,308,867
2,540 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 2,615,567
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Princeton HealthCare System, Series 2016A:
610 5.000%, 7/01/33 7/26 at 100.00 637,242
600 5.000%, 7/01/34 7/26 at 100.00 626,079
2,135 New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ
Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
7/26 at 100.00 2,184,231
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ
Barnabas Health Obligated Group, Series 2021A:
2,755 4.000%, 7/01/45 7/31 at 100.00 2,719,735
2,145 3.000%, 7/01/51 7/31 at 100.00 1,620,638
490 4.000%, 7/01/51 7/31 at 100.00 480,674
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint
Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
2,710 3.000%, 7/01/32 7/26 at 100.00 2,452,391
370 4.000%, 7/01/34 7/26 at 100.00 363,304
1,835 5.000%, 7/01/41 7/26 at 100.00 1,849,438
1,600 4.000%, 7/01/48 7/26 at 100.00 1,444,044
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley
Health System Obligated Group, Series 2019:
1,990 4.000%, 7/01/44 7/29 at 100.00 1,953,704
1,215 3.000%, 7/01/49 7/29 at 100.00 950,796
Total Health Care 29,715,308
Housing/Multifamily - 5.7%
New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project, Series
2017A:
150 5.000%, 7/01/47 1/27 at 100.00 141,137
450 5.000%, 1/01/50 1/27 at 100.00 418,547
2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing Project,
Series 2015, 5.000%, 7/01/47
7/25 at 100.00 2,108,126
520 New Jersey Housing & Mortgage Finance Agency, 5.250%, 12/20/65 3/34 at 100.00 542,562

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 1,453 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B, 2.375%,
1/01/39
No Opt. Call $ 1,131,379
1,310 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 1,257,605
1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 1,048,312
2,145 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 2,021,986
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 865,312
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2018A:
1,935 3.600%, 11/01/33 11/27 at 100.00 1,921,546
1,865 3.875%, 11/01/38 11/27 at 100.00 1,854,514
1,045 3.950%, 11/01/43 11/27 at 100.00 1,006,619
650 4.000%, 11/01/48 11/27 at 100.00 611,022
500 4.100%, 11/01/53 11/27 at 100.00 475,392
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 1,504,869
530 3.000%, 11/01/44 11/28 at 100.00 418,278
870 3.050%, 11/01/49 11/28 at 100.00 661,847
490 3.150%, 5/01/53 11/28 at 100.00 358,951
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 410,188
2,470 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A, 2.450%, 11/01/41
11/30 at 100.00 1,885,138
New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2023C:
1,090 4.850%, 5/01/33, (AMT) 5/32 at 100.00 1,137,811
250 5.000%, 11/01/38, (AMT) 5/32 at 100.00 262,941
Total Housing/Multifamily 22,044,082
Housing/Single Family - 5.2%
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2018A:
1,725 3.600%, 4/01/33 10/27 at 100.00 1,711,013
1,130 3.750%, 10/01/35 10/27 at 100.00 1,128,189
2,150 New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 2,073,052
2,710 New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 2,527,195
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Series 2020E:
1,540 2.250%, 10/01/40 4/29 at 100.00 1,156,870
1,350 3.500%, 4/01/51 4/29 at 102.44 1,327,883
7,090 New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 4,783,463
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2022I:
1,885 4.500%, 10/01/42 4/31 at 100.00 1,907,604
1,445 4.600%, 10/01/46 4/31 at 100.00 1,455,452
New Jersey Housing and Mortgage Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2023J:
1,000 4.500%, 10/01/43 4/32 at 100.00 1,008,740
1,150 4.700%, 10/01/48 4/32 at 100.00 1,168,931
Total Housing/Single Family 20,248,392

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care - 0.6%
$ 530 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
4/24 at 100.00 $ 498,251
2,170 (c) New Jersey Economic Development Authority, Revenue Bonds, White Horse
HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40, 144A
1/28 at 102.00 1,506,119
490 (c) New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38,
144A
10/26 at 102.00 363,023
Total Long-Term Care 2,367,393
Tax Obligation/General - 15.5%
5,000 Bridgewater & Raritan School District, Somerset County, New Jersey, General
Obligation Bonds, Series 2024, 4.000%, 7/15/45
1/33 at 100.00 5,069,959
800 Cumberland County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Vineland Public Safety Building Project, Series 2017,
3.250%, 12/15/37
12/27 at 100.00 764,862
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 1,355,604
2,400 Essex County Improvement Authority, New Jersey, Lease Revenue Bonds,
Essex County Family Court Building House Projects, County Guaranteed
Series 2023, 5.000%, 7/03/24
No Opt. Call 2,413,078
15 Flemington-Raritan Regional School District, Hunterdon County, New Jersey,
General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 12,861
Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
1,065 2.000%, 2/01/28 - BAM Insured No Opt. Call 999,240
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call 1,407,590
180 Hamilton Township, Mercer County Board of Education, New Jersey, General
Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 167,961
1,040 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series 2018,
3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 1,047,305
1,125 Hudson County Improvement Authority, New Jersey, County Secured Lease
Revenue Bonds, Hudson County Courthouse Project, Series 2020, 4.000%,
10/01/51
10/30 at 100.00 1,108,034
6,490 Hudson County Improvement Authority, New Jersey, County Secured Lease
Revenue Bonds, Hudson County Vocational Technical Schools Project, Series
2016, 5.000%, 5/01/46
5/26 at 100.00 6,647,149
1,000 Jersey City Board of Education, Hudson County, New Jersey, General
Obligation Bonds, School Energy Savings Refunding Series 2023, 4.250%,
8/15/45 - AGM Insured
8/33 at 100.00 1,030,157
1,295 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 1,245,089
2,000 Livingston Township, New Jersey, General Obligation Bonds, Series 2023,
5.000%, 12/10/24
No Opt. Call 2,026,872
Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2022C:
1,045 5.000%, 8/15/39 8/32 at 100.00 1,200,561
1,125 5.000%, 8/15/40 8/32 at 100.00 1,282,783
Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2023:
1,000 5.000%, 12/01/34 12/33 at 100.00 1,215,702
650 5.000%, 12/01/35 12/33 at 100.00 788,704
575 5.000%, 12/01/36 12/33 at 100.00 688,466
500 5.000%, 12/01/41 12/33 at 100.00 575,870
1,900 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2016A, 5.000%,
9/01/32 - BAM Insured
9/26 at 100.00 1,978,694
New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A:
560 5.000%, 6/01/24 No Opt. Call 562,131
2,610 4.000%, 6/01/31 No Opt. Call 2,837,276
1,270 3.000%, 6/01/32 No Opt. Call 1,250,906
140 4.000%, 6/01/32 No Opt. Call 153,378
605 Newark Board of Education, Essex County, New Jersey, General Obligation
Bonds, School Energy Savings Series 2021, 4.000%, 7/15/36 - BAM Insured
7/31 at 100.00 627,518

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue Bonds,
Mulberry Pedestrian Bridge Redevelopment Project, Series 2022:
$ 500 5.375%, 11/15/52 - AGM Insured 11/32 at 100.00 $ 559,002
600 6.000%, 11/15/62 - AGM Insured 11/32 at 100.00 690,952
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 1,337,614
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 2,050,595
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
1,054 5.625%, 7/01/29 No Opt. Call 1,143,238
1,477 4.000%, 7/01/33 7/31 at 103.00 1,450,976
669 4.000%, 7/01/37 7/31 at 103.00 638,949
1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer
Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 1,024,886
2,460 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.375%, 8/15/46
8/29 at 100.00 1,705,541
1,000 South Orange Village Township, New Jersey, General Obligation Bonds,
Series 2023, 5.000%, 6/28/24
No Opt. Call 1,004,983
3,630 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series 2011B,
5.250%, 12/01/31, (AMT)
4/24 at 100.00 3,634,005
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
4/24 at 100.00 2,516,428
2,000 Union Township, Union County, New Jersey, General Obligation Bonds, Bond
Anticipation Notes Series 2024, 4.500%, 1/21/25
No Opt. Call 2,023,107
1,280 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 989,791
1,020 Woodbury School District, New Jersey, General Obligation Bonds, Series
2023, 4.000%, 8/15/41 - BAM Insured
8/30 at 100.00 1,036,447
Total Tax Obligation/General 60,264,264
Tax Obligation/Limited - 17.8%
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call 689,293
1,000 Burlington County Bridge Commission, New Jersey, Governmental Leasing
Program Revenue Bonds, Series 2023D, 5.000%, 12/13/24
No Opt. Call 1,011,275
225 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, Capital Program, Series 2022, 5.000%, 1/15/33
1/32 at 100.00 262,586
2,435 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 2,378,824
430 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call 456,629
Middlesex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, New Jersey Health + Life Science Exchange - H-1
Project Series 2023A:
2,940 5.000%, 8/15/49 8/33 at 100.00 3,252,525
2,000 4.000%, 8/15/53 8/33 at 100.00 1,947,851
1,050 5.000%, 8/15/53 8/33 at 100.00 1,147,019
New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Portal North Bridge Project Series
2022A:
3,600 5.250%, 11/01/47 11/32 at 100.00 3,941,494
4,025 5.000%, 11/01/52 11/32 at 100.00 4,287,452
3,150 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%, 7/01/30
7/27 at 100.00 3,101,532
2,010 New Jersey Economic Development Authority, Revenue Bonds, New Jersey
Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%,
11/01/25
No Opt. Call 2,070,712
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1:
255 5.000%, 6/15/29 6/26 at 100.00 266,009
175 5.000%, 6/15/30 6/26 at 100.00 182,421

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 3,845 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 $ 4,002,572
New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC:
1,000 5.250%, 6/15/41 12/32 at 100.00 1,129,299
1,170 5.250%, 6/15/46 12/32 at 100.00 1,288,310
1,500 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 1,520,492
14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call 11,551,771
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C:
6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call 5,252,525
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call 3,488,640
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call 732,479
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call 1,569,744
775 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.000%, 6/15/46
12/28 at 100.00 805,662
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB:
2,360 3.500%, 6/15/46 12/28 at 100.00 2,081,918
1,000 4.000%, 6/15/50 12/28 at 100.00 961,660
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds,
Preakness Healthcare Center Expansion Project, Refunding Series 2015,
3.750%, 5/01/36
5/25 at 100.00 1,144,893
1,520 Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds,
Preakness Healthcare Center Expansion Project, Series 2012, 3.500%, 5/01/35
4/24 at 100.00 1,520,373
575 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call 577,289
2,740 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 2,760,545
1,749 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 1,741,004
1,895 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series 2013A,
5.000%, 3/01/34
No Opt. Call 2,154,613
Total Tax Obligation/Limited 69,279,411
Transportation - 14.3%
1,000 Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds,
Refunding Series 2024B, 5.000%, 1/01/41
1/34 at 100.00 1,126,850
Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds,
Series 2014A:
360 5.000%, 1/01/34 5/24 at 100.00 360,851
2,000 5.000%, 1/01/44 5/24 at 100.00 2,004,728
3,100 Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds,
Series 2019, 4.000%, 1/01/44
1/29 at 100.00 3,071,136
335 Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds,
Series 2024A, 5.000%, 1/01/49
1/34 at 100.00 365,304
1,090 Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Refunding Series 2015, 4.000%, 7/01/35 -
BAM Insured
7/25 at 100.00 1,096,762
Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Series 2017:
1,000 5.000%, 7/01/42 7/27 at 100.00 1,046,870
3,865 5.000%, 7/01/47 7/27 at 100.00 3,997,211
Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania,
Bridge System Revenue Bonds, Series 2019A:
1,285 5.000%, 7/01/31 7/29 at 100.00 1,434,227
1,000 3.000%, 7/01/49 7/29 at 100.00 724,491
2,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
4/24 at 100.00 2,763,410

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013:
$ 1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 4/24 at 100.00 $ 1,705,997
1,645 5.625%, 1/01/52, (AMT) 4/24 at 100.00 1,646,857
1,765 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
4/24 at 100.50 1,769,065
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30,
(AMT)
4/24 at 101.00 383,922
New Jersey Economic Development Authority, Special Facility Revenue
Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
1,000 5.000%, 10/01/37, (AMT) 10/27 at 100.00 1,030,957
2,390 5.000%, 10/01/47, (AMT) 10/27 at 100.00 2,420,313
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call 1,475,689
1,910 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/51
1/31 at 100.00 1,898,808
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A:
1,250 4.000%, 1/01/42 7/32 at 100.00 1,281,202
2,500 4.000%, 1/01/43 7/32 at 100.00 2,549,204
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B:
1,000 5.000%, 1/01/46 1/33 at 100.00 1,113,738
1,530 4.500%, 1/01/48 1/33 at 100.00 1,593,393
2,250 5.250%, 1/01/52 1/33 at 100.00 2,514,593
2,950 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Forty Second Series 2023, 5.000%, 12/01/53, (AMT)
12/33 at 100.00 3,099,531
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Second Series 2017, 5.000%, 10/15/33, (AMT)
4/27 at 100.00 1,043,505
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Series 2022, 3.000%, 12/01/31
No Opt. Call 4,974,510
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twelfth Series 2019, 4.000%, 9/01/38
9/29 at 100.00 2,043,383
1,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39
11/24 at 100.00 1,003,646
1,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/33 - AGM Insured
11/29 at 100.00 1,092,877
South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2022A:
2,350 4.625%, 11/01/47 11/32 at 100.00 2,394,400
650 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 701,026
Total Transportation 55,728,456
U.S. Guaranteed - 3.0% (d)
1,945 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 1,962,378
New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding Series
2014A:
85 3.750%, 7/01/24, (ETM) No Opt. Call 84,912
405 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 406,522
New Jersey Economic Development Authority, School Facilities Construction
Bonds, Series 2015WW:
4,110 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 4,226,226
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 257,069
1,625 New Jersey Economic Development Authority, School Facilities Construction
Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26, (Pre-
refunded 6/15/24)
6/24 at 100.00 1,631,053
280 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call 282,635

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (d) (continued)
$ 3,000 New Jersey Turnpike Authority, Revenue Bonds, Series 2014A, 5.000%,
1/01/31, (Pre-refunded 7/01/24)
7/24 at 100.00 $ 3,016,645
Total U.S. Guaranteed 11,867,440
Utilities - 11.5%
New Jersey Economic Development Authority, Energy Facilities Revenue
Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500 5.000%, 6/15/37, (AMT) 4/24 at 100.00 500,128
1,000 5.125%, 6/15/43, (AMT) 4/24 at 100.00 1,000,183
1,975 New Jersey Economic Development Authority, Natural Gas Facilities Revenue
Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011A,
2.750%, 8/01/39
8/24 at 100.00 1,665,505
500 New Jersey Economic Development Authority, Natural Gas Facilities Revenue
Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011C,
3.000%, 8/01/41, (AMT)
8/24 at 100.00 415,110
3,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 2,822,942
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding Series
2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 4,445,239
New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green
Series 2021A-1:
1,205 3.000%, 9/01/31 9/30 at 100.00 1,213,362
4,935 3.000%, 9/01/32 9/30 at 100.00 4,932,767
5,085 3.000%, 9/01/33 9/30 at 100.00 5,032,863
New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green
Series 2022A-2:
6,295 5.000%, 9/01/47 9/32 at 100.00 6,975,028
2,000 5.000%, 9/01/52 9/32 at 100.00 2,199,810
New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green
Series 2023A-W1:
1,500 5.000%, 9/01/30 No Opt. Call 1,732,827
500 5.000%, 9/01/34 No Opt. Call 616,638
North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease
Certificates, Senior Lien Series 2023:
700 5.000%, 6/01/36 - BAM Insured 12/33 at 100.00 820,376
500 5.000%, 6/01/37 - BAM Insured 12/33 at 100.00 579,338
500 5.000%, 6/01/38 - BAM Insured 12/33 at 100.00 575,546
750 5.000%, 6/01/39 - BAM Insured 12/33 at 100.00 858,337
375 5.000%, 6/01/44 - BAM Insured 12/33 at 100.00 419,788
695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal Revenue
Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call 807,209
Passaic Valley Water Commission, New Jersey, Water System Revenue Bonds,
Series 2023:
515 4.000%, 12/01/48 - AGM Insured 12/32 at 100.00 516,476
2,245 4.000%, 12/01/53 - AGM Insured 12/32 at 100.00 2,202,710
5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call 4,622,682
Total Utilities 44,954,864
Total Municipal Bonds
(cost $394,270,366) 384,860,176
Total Long-Term Investments
(cost $394,270,366) 384,860,176

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.7%
X 6,905,000
MUNICIPAL BONDS - 1.7%   X 6,905,000
Health Care - 1 .0%
$ 4,000 (e) New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua
Health, Series 2009E, 2.400%, 7/01/43, (Mandatory Put 3/07/24)
2/24 at 100.00 $ 4,000,000
Total Health Care 4,000,000
Housing/Multifamily - 0 .7%
2,905 (e) New Jersey Housing and Mortgage Finance Agency, Multifamily Housing
Revenue Bonds, Meadow Brook Apartments Project, Series 2006A, 3.250%,
3/15/40, (AMT), (Mandatory Put 3/07/24)
3/24 at 100.00 2,905,000
Total Housing/Multifamily 2,905,000
Total Municipal Bonds
(cost $6,905,000) 6,905,000
Total Short-Term Investments
(cost $6,905,000) 6,905,000
Total Investments
(cost $401,175,366) - 100.4% 391,765,176
Other Assets & Liabilities, Net - (0.4)% (1,733,011)
Net Assets - 100% $ 390,032,165
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen New York Municipal Bond Fund
Portfolio of Investments February 29, 2024
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 97.4%
X
1,029,593,557
MUNICIPAL BONDS - 97.4%   X 1,029,593,557
Consumer Staples - 3.6%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
4/24 at 100.00 $ 14,927,047
76,105 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
4/24 at 19.36 9,378,001
New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1:
1,075 5.625%, 6/01/35 No Opt. Call 1,104,950
6,885 5.750%, 6/01/43 No Opt. Call 7,095,392
1,330 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and
2016A-2B, 5.000%, 6/01/45
6/26 at 100.00 1,285,971
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 1,176,934
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 2,714,702
Total Consumer Staples 37,682,997
Education and Civic Organizations - 9.3%
1,990 Buffalo and Erie County Industrial Land Development Corporation, New York,
Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%,
12/01/40
4/24 at 100.00 1,764,523
1,360 Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A, 4.500%, 6/15/43
6/31 at 100.00 1,353,651
550 Build New York City Resource Corporation, New York, Revenue Bonds, Global
Community Charter School Project, Series 2022A, 5.000%, 6/15/52
6/32 at 100.00 541,769
3,360 Build New York City Resource Corporation, New York, Revenue Bonds, KIPP
New York City Public School Facilities, Canal West Project, Series 2022,
5.250%, 7/01/52
7/32 at 100.00 3,485,841
Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 1,344,000
2,200 5.500%, 11/01/44 11/24 at 100.00 1,320,000
1,265 Build New York City Resource Corporation, New York, Revenue Bonds, New
World Preparatory Charter School Project, Series 2021A, 4.000%, 6/15/41
6/31 at 100.00 1,034,111
2,395 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 1,994,323
Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A:
580 5.000%, 6/01/41, 144A 6/29 at 100.00 570,091
2,620 5.000%, 6/01/56, 144A 6/29 at 100.00 2,430,446
2,965 Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53, 144A
7/33 at 100.00 3,084,678
Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A:
3,835 5.000%, 7/15/42 7/32 at 100.00 3,907,872
3,015 5.000%, 7/15/50 7/32 at 100.00 3,007,445
Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007:
1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call 1,740,996
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call 782,621
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 8,757,671

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2015A:
$ 1,480 5.000%, 7/01/40 7/25 at 100.00 $ 1,498,486
2,790 5.000%, 7/01/45 7/25 at 100.00 2,815,794
1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call 1,270,877
3,250 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Green Series 2019B, 5.000%, 7/01/50
7/29 at 100.00 3,438,362
1,000 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 1,065,979
8,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 8,768,836
3,450 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A
12/26 at 100.00 3,437,182
7,010 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series
2016B, 0.000%, 1/01/45
No Opt. Call 1,978,570
3,040 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series
2016C, 5.625%, 1/01/55
1/34 at 100.00 2,764,088
200 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, Evergreen Charter School Project, Series 2022A, 5.500%,
6/15/57
6/32 at 100.00 201,835
7,835 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 7,617,710
5,750 Monroe County Industrial Development Corporation, New York, Revenue
Bonds,  University of Rochester Project, Series 2023A, 5.000%, 7/01/53
7/33 at 100.00 6,265,961
300 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Academy of Health Sciences Charter School Project, Social Impact
Series 2022, 5.875%, 7/01/52, 144A
7/32 at 100.00 301,024
405 New Rochelle Corporation, New York, Local Development Revenue Bonds,
Iona College Project, Series 2015A, 5.000%, 7/01/40
7/25 at 100.00 406,988
2,095 New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding
Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 1,910,525
2,620 New York City Industrial Development Agency, New York, PILOT Payment in
Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A, 4.000%,
3/01/45 - AGM Insured
9/30 at 100.00 2,566,930
750 Oneida County Local Development Corporation, New York, Revenue Bonds,
Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 695,180
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue Bonds,
Syracuse University Project, Series 2019, 5.000%, 12/01/45
12/29 at 100.00 10,731,291
1,285 Troy Capital Resource Corporation, New York,  Revenue Bonds, Rensselaer
Polytechnic Institute, Refunding Series 2020A. Forward Delivery, 4.000%,
9/01/40
9/30 at 100.00 1,265,496
1,765 Westchester County Local Development Corporation, New York, Revenue
Bonds, Pace University, Series 2014A, 5.500%, 5/01/42
5/24 at 100.00 1,766,461
Yonkers Economic Development Corporation, New York, Educational
Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational
Excellence Project, Series 2019A:
200 4.000%, 10/15/29 No Opt. Call 197,322
205 5.000%, 10/15/39 10/29 at 100.00 206,986
Total Education and Civic Organizations 98,291,921
Financials - 1.0%
5,710 Liberty Development Corporation, New York, Goldman Sachs Headquarter
Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 6,785,051
3,475 Liberty Development Corporation, New York, Goldman Sachs Headquarters
Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call 4,202,901
Total Financials 10,987,952

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 18.4%
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
$ 15,600 4.000%, 5/01/45 5/32 at 100.00 $ 15,010,348
18,290 4.250%, 5/01/52 5/32 at 100.00 17,951,843
9,255 5.000%, 5/01/52 5/32 at 100.00 9,830,841
15,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 14,523,012
3,600 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/35
8/28 at 100.00 3,732,679
Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2020A:
1,200 5.000%, 9/01/30 3/30 at 100.00 1,264,463
2,680 5.000%, 9/01/34 3/30 at 100.00 2,740,746
2,620 5.000%, 9/01/35 3/30 at 100.00 2,680,613
11,400 4.000%, 9/01/50 3/30 at 100.00 10,014,625
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North Shore
Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43
5/25 at 100.00 2,315,468
Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone
Hospitals Obligated Group, Series 2020A:
14,500 4.000%, 7/01/50 7/30 at 100.00 14,097,869
33,955 4.000%, 7/01/53 7/30 at 100.00 32,916,320
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015:
600 5.000%, 12/01/24, 144A No Opt. Call 600,462
500 5.000%, 12/01/25, 144A 6/25 at 100.00 501,370
450 5.000%, 12/01/29, 144A 6/25 at 100.00 450,525
1,100 5.000%, 12/01/32, 144A 6/25 at 100.00 1,100,928
1,100 5.000%, 12/01/33, 144A 6/25 at 100.00 1,100,794
1,000 5.000%, 12/01/35, 144A 6/25 at 100.00 1,000,328
1,300 5.000%, 12/01/40, 144A 6/25 at 100.00 1,262,747
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
1,510 5.000%, 12/01/24, 144A No Opt. Call 1,511,162
2,000 5.000%, 12/01/26, 144A No Opt. Call 1,984,045
1,200 5.000%, 12/01/27, 144A 6/27 at 100.00 1,188,815
4,250 5.000%, 12/01/36, 144A 6/27 at 100.00 3,876,892
Dutchess County Local Development Corporation, New York, Revenue Bonds,
Health Quest Systems, Inc. Project, Series 2016B:
6,280 5.000%, 7/01/35 7/26 at 100.00 6,378,688
2,385 4.000%, 7/01/41 7/26 at 100.00 2,290,740
12,325 5.000%, 7/01/46 7/26 at 100.00 12,388,619
1,000 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Nuvance Health Issue, Series 2019B, 5.000%, 7/01/26
No Opt. Call 1,011,736
1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42
4/24 at 100.00 1,395,324
6,605 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 6,685,473
2,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%, 12/01/46
12/30 at 100.00 2,340,592
375 Monroe County Industrial Development Corporation, New York, Tax-Exempt
Revenue Bonds, Highland Hospital of Rochester Project, Series 2015, 5.000%,
7/01/34
7/25 at 100.00 382,818
20,010 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 19,506,060
380 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series 2023,
6.250%, 11/01/52
11/33 at 100.00 436,412
Total Health Care 194,473,357

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily - 0.1%
$ 1,275 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
4/24 at 100.00 $ 1,275,712
Total Housing/Multifamily 1,275,712
Industrials - 2.3%
17,020 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44,
144A
11/24 at 100.00 17,024,519
7,550 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34,
144A
11/24 at 100.00 7,580,222
80 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.500%, 9/15/52
3/30 at 100.00 63,192
Total Industrials 24,667,933
Long-Term Care - 0.1%
535 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%,
11/01/31
4/24 at 100.00 527,834
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann?s Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 482,493
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
395 6.100%, 7/01/28, 144A 4/24 at 100.00 340,044
210 6.200%, 7/01/33, 144A 4/24 at 100.00 160,597
Total Long-Term Care 1,510,968
Materials - 0.2%
Build New York City Resource Corporation, New York, Solid Waste Disposal
Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014:
220 4.500%, 1/01/25, (AMT), 144A No Opt. Call 220,103
2,145 5.000%, 1/01/35, (AMT), 144A 1/25 at 100.00 2,157,780
Total Materials 2,377,883
Tax Obligation/General - 4.6%
5,845 New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1,
5.000%, 10/01/39
10/27 at 100.00 6,156,609
New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
7,210 5.000%, 3/01/39 3/28 at 100.00 7,669,661
6,050 5.000%, 3/01/40 3/28 at 100.00 6,418,022
3,875 New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1,
5.000%, 4/01/45
4/28 at 100.00 4,071,975
5,450 New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1,
5.000%, 8/01/47
8/31 at 100.00 5,857,757
5,790 New York City, New York, General Obligation Bonds, Fiscal 2023 Series B-1,
5.250%, 10/01/47
10/32 at 100.00 6,403,822
Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1:
10,000 4.000%, 7/01/33 7/31 at 103.00 9,823,806
2,770 4.000%, 7/01/41 7/31 at 103.00 2,572,870
Total Tax Obligation/General 48,974,522
Tax Obligation/Limited - 20.3%
Dormitory Authority of the State of New York, Residential Insitutions for
Children Revenue Bonds, Series 2008-A1:
1,585 5.000%, 6/01/33 4/24 at 100.00 1,595,768
1,985 5.000%, 6/01/38 4/24 at 100.00 1,986,901
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36 - AGC Insured
4/24 at 100.00 20,030
3,115 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%, 3/15/42
4/24 at 100.00 3,116,507

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 8,865 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/38
2/30 at 100.00 $ 9,122,530
2,040 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/49
3/31 at 100.00 2,186,036
17,140 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 17,804,878
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds,
Series 2018A, 5.000%, 3/15/42
3/28 at 100.00 10,572,852
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,135 5.000%, 11/15/26 11/25 at 100.00 2,180,809
1,455 5.000%, 11/15/29 11/25 at 100.00 1,487,767
2,170 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Green
Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 2,306,169
Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second
Indenture Fiscal 2017 Series A:
5,710 5.000%, 2/15/39 2/27 at 100.00 5,978,296
3,955 5.000%, 2/15/42 2/27 at 100.00 4,117,259
1,045 5.000%, 2/15/45 2/27 at 100.00 1,083,601
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds,
Series 2022A, 5.000%, 11/15/46
5/32 at 100.00 5,994,313
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
4/24 at 100.00 4,004,442
9,335 New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal 2020 Subseries S-1B, 4.000%, 7/15/43
7/29 at 100.00 9,295,561
New York City Transitional Finance Authority, New York, Building Aid Revenue
Bonds, Fiscal Series 2016S-1:
1,615 5.000%, 7/15/34 1/26 at 100.00 1,665,486
1,165 5.000%, 7/15/35 1/26 at 100.00 1,200,566
5,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/34
2/25 at 100.00 5,073,365
5,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 5,158,093
5,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 5,215,849
5,375 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 5,576,923
5,000 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/38
5/27 at 100.00 5,259,840
4,020 New York City Transitional Finance Authority, New York, Future Tax Secured
Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%, 11/01/47
11/29 at 100.00 3,939,529
5,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 5,339,502
9,585 New York State Thruway Authority, State Personal Income Tax Revenue Bonds,
Bidding Group 1 Series 2022A, 5.000%, 3/15/45
9/32 at 100.00 10,588,548
15,000 New York State Thruway Authority, State Personal Income Tax Revenue Bonds,
Climate Certified Green Series 2022C, 4.125%, 3/15/57
9/32 at 100.00 14,552,377
New York State Urban Development Corporation, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2020C:
7,000 5.000%, 3/15/47 9/30 at 100.00 7,494,256
3,800 4.000%, 3/15/49 9/30 at 100.00 3,717,371
500 Oneida Indian Nation, New York, Tax Revenue Bonds, Series 2024B, 6.000%,
9/01/43
9/31 at 102.00 521,555
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
2,393 0.000%, 7/01/46 7/28 at 41.38 779,080
28,646 5.000%, 7/01/58 7/28 at 100.00 28,860,788
Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds,
Carousel Center Project, Refunding Series 2016A:
5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 4,346,912
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 1,457,584
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 945,533
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 4,115,943

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 2,340 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 $ 2,235,860
9,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 9,187,600
1,650 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51
5/31 at 100.00 1,768,870
2,255 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Senior
Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 2,214,136
Total Tax Obligation/Limited 214,069,285
Transportation - 30.5%
2,700 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2016A-1, 5.250%, 11/15/56
5/26 at 100.00 2,759,455
2,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 5.000%, 11/15/48
5/30 at 100.00 2,100,054
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1:
3,600 4.750%, 11/15/45 5/30 at 100.00 3,706,870
9,200 5.000%, 11/15/50 5/30 at 100.00 9,629,847
2,000 5.250%, 11/15/55 5/30 at 100.00 2,119,009
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37
11/26 at 100.00 2,595,409
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 7,697,551
6,655 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 4.000%, 11/15/42
5/28 at 100.00 6,530,826
5,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 5,834,001
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 8,707,112
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.000%, 11/15/34
11/26 at 100.00 2,611,805
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project, Series
2007:
2,800 (c) 5.750%, 10/01/37 4/24 at 100.00 1,960,000
2,000 (c) 2.350%, 10/01/46 4/24 at 100.00 1,400,000
8,195 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%,
7/01/28, (AMT)
4/24 at 100.00 8,197,054
2,695 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Secured by Port Authority Consolidated Bonds, Refunding Series
1WTC-2021, 4.000%, 2/15/43 - BAM Insured
2/30 at 100.00 2,710,137
New York State Thruway Authority, General Revenue Bonds, Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 5,002,191
3,000 4.000%, 1/01/43 1/30 at 100.00 2,985,927
8,515 New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A, 5.000%, 1/01/51
1/26 at 100.00 8,632,732
New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021:
1,915 4.000%, 10/31/41, (AMT) 10/31 at 100.00 1,766,936
3,720 4.000%, 10/31/46, (AMT) 10/31 at 100.00 3,292,751
23,765 4.000%, 4/30/53, (AMT) 10/31 at 100.00 20,152,815
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series
2016A:
4,750 4.000%, 7/01/31, (AMT) 7/24 at 100.00 4,663,988
12,020 5.000%, 7/01/46, (AMT) 7/24 at 100.00 11,955,504
24,965 5.250%, 1/01/50, (AMT) 7/24 at 100.00 24,971,878

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Refunding Series 2016:
$ 8,865 5.000%, 8/01/26, (AMT) 3/24 at 100.00 $ 8,867,261
12,610 5.000%, 8/01/31, (AMT) 3/24 at 100.00 12,610,604
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International
Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 1,823,359
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International Airport
Project, Green Series 2023:
2,080 6.000%, 6/30/54, (AMT) 6/31 at 100.00 2,291,056
14,915 5.375%, 6/30/60, (AMT) 6/31 at 100.00 15,658,902
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A:
2,500 5.000%, 12/01/24, (AMT) No Opt. Call 2,513,154
1,280 5.000%, 12/01/37, (AMT) 12/30 at 100.00 1,350,905
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 209,098
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 116,271
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C:
1,540 5.000%, 12/01/34 12/30 at 100.00 1,673,526
1,745 5.000%, 12/01/35 12/30 at 100.00 1,888,255
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022:
2,010 5.000%, 12/01/35, (AMT) 12/32 at 100.00 2,188,494
10,000 5.000%, 12/01/36, (AMT) 12/32 at 100.00 10,781,466
3,000 5.000%, 12/01/37, (AMT) 12/32 at 100.00 3,207,488
1,000 5.000%, 12/01/40, (AMT) 12/32 at 100.00 1,054,311
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018:
1,300 5.000%, 1/01/27, (AMT) No Opt. Call 1,337,155
10,200 5.000%, 1/01/28, (AMT) No Opt. Call 10,594,569
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 10,375,191
1,300 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.375%, 10/01/45, (AMT)
10/30 at 100.00 1,282,744
5,400 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 6,098,475
Niagara Frontier Transportation Authority, New York, Airport Revenue Bonds,
Buffalo International Airport, Series 2014A:
2,000 5.000%, 4/01/25, (AMT) 4/24 at 100.00 2,001,347
3,775 5.000%, 4/01/26, (AMT) 4/24 at 100.00 3,775,979
480 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Ninth Series 2015, 5.000%, 5/01/45
5/25 at 100.00 485,736
15,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 15,433,875
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Eighteen Series 2019, 5.000%, 11/01/44, (AMT)
11/29 at 100.00 2,603,903
10,230 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 10,681,496
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Six Series 2022, 5.000%, 1/15/47, (AMT)
1/33 at 100.00 5,304,682
4,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 4,403,527
8,055 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, MTA Bridges & Tunnels, Refunding Series 2017B, 5.000%, 11/15/38
5/27 at 100.00 8,489,785

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39
5/24 at 100.00 $ 3,912,801
10,900 Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
Bonds, MTA Bridges & Tunnels, Series 2019A, 5.000%, 11/15/49
5/29 at 100.00 11,464,431
5,000 Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds,
MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/15/56
5/31 at 100.00 5,340,398
Total Transportation 321,804,096
U.S. Guaranteed - 2.0% (d)
1,230 Build New York City Resource Corporation, New York, Revenue Bonds, YMCA
of Greater New York Project, Series 2015, 4.000%, 8/01/36, (Pre-refunded
8/01/25)
8/25 at 100.00 1,247,934
Dormitory Authority of the State of New York, Insured Revenue Bonds, Touro
College and University System, Series 2014A:
2,930 5.500%, 1/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 2,951,037
3,065 5.500%, 1/01/44, (Pre-refunded 7/01/24) 7/24 at 100.00 3,087,006
5 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32,
(Pre-refunded 2/15/25)
2/25 at 100.00 5,094
3,290 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015E, 4.000%, 3/15/28, (Pre-
refunded 9/15/25)
9/25 at 100.00 3,350,382
7,255 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/25, (ETM)
No Opt. Call 7,410,629
2,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2015 Series
GG, 5.000%, 6/15/27, (Pre-refunded 6/15/25)
6/25 at 100.00 2,961,632
Total U.S. Guaranteed 21,013,714
Utilities - 5.0%
4,875 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 5,364,005
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2000A:
2,000 0.000%, 6/01/24 - AGM Insured No Opt. Call 1,981,520
2,000 0.000%, 6/01/25 - AGM Insured No Opt. Call 1,910,554
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017:
2,215 5.000%, 9/01/42 9/27 at 100.00 2,318,740
695 5.000%, 9/01/47 9/27 at 100.00 721,800
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series
DD, 5.250%, 6/15/47
12/26 at 100.00 5,234,897
7,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series
CC-1, 5.000%, 6/15/48
6/27 at 100.00 7,744,344
9,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series
CC-1, 4.000%, 6/15/49
12/29 at 100.00 9,669,074
4,980 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 4,810,486
4,080 New York State Power Authority, Green Transmission Project Revenue Bonds,
Green Series 2023A, 5.000%, 11/15/48 - AGM Insured
11/33 at 100.00 4,540,748

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
February 29, 2024

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 9,400 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A,
4.750%, 11/01/42, (AMT), 144A
4/24 at 100.00 $ 8,167,049
Total Utilities 52,463,217
Total Municipal Bonds
(cost $1,015,799,614) 1,029,593,557
Total Long-Term Investments
(cost $1,015,799,614) 1,029,593,557
Other Assets & Liabilities, Net - 2.6% 26,987,289
Net Assets - 100% $ 1,056,580,846
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns. Optional Call Provisions are not covered by the report of independent registered public accounting firm.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

February 29, 2024
California High
Yield California Connecticut Massachusetts New Jersey New York
ASSETS
Long-term investments, at value
†
$ 1,332,024,916 $ 1,656,493,230 $ 224,608,488 $ 563,192,259 $ 384,860,176 $ 1,029,593,557
Short-term investments, at value
◊
4,925,000 13,000,000 11,000,000 18,245,000 6,905,000 –
Cash 20,813,116 22,605,587 4,501,195 – 1,782,736 15,542,316
Receivables:
Interest 21,205,498 19,392,157 2,343,250 5,791,540 3,977,504 12,529,568
Investments sold 45,000 – – 2,826,312 412,040 1,934,105
Shares sold 1,424,107 3,387,581 49,800 290,878 1,387,323 729,993
Unfunded commitments 1,360,388 – – – – –
Other 114,858 204,506 77,190 45,782 34,426 243,168
Total assets 1,381,912,883 1,715,083,061 242,579,923 590,391,771 399,359,205 1,060,572,707
LIABILITIES
Cash overdraft – – – 1,573,297 – –
Floating rate obligations 272,904,000 – – – – –
Payables:
Management fees 465,649 639,729 95,121 229,140 152,911 402,482
Dividends 410,780 1,038,296 73,131 154,965 144,490 473,061
Interest 2,382,193 3,484 444 1,356 855 2,432
Investments purchased - when-issued/delayed-
delivery settlement – – 1,430,000 – 8,074,225 –
Shares redeemed 3,102,920 3,511,677 275,436 1,040,301 751,125 2,541,004
Accrued expenses:
Custodian fees 105,545 117,458 28,294 65,112 43,310 112,284
Trustees fees 80,999 201,842 72,795 29,928 33,568 211,712
Professional fees 60,481 56,141 33,232 39,857 36,377 47,531
Shareholder reporting expenses 16,257 16,562 728 5,731 3,984 5,011
Shareholder servicing agent fees 97,989 174,709 14,651 76,996 47,756 104,030
12b-1 distribution and service fees 108,964 146,031 21,884 45,831 37,642 91,580
Other 1,928 893 411 685 797 734
Total liabilities 279,737,705 5,906,822 2,046,127 3,263,199 9,327,040 3,991,861
Commitments and contingencies
(1)
Net assets $ 1,102,175,178 $ 1,709,176,239 $ 240,533,796 $ 587,128,572 $ 390,032,165 $ 1,056,580,846
NET ASSETS CONSIST OF:
Paid-in capital $ 1,366,751,956 $ 1,902,650,659 $ 262,296,572 $ 643,627,332 $ 410,605,850 $ 1,169,186,307
Total distributable earnings (loss) (264,576,778) (193,474,420) (21,762,776) (56,498,760) (20,573,685) (112,605,461)
Net assets $ 1,102,175,178 $ 1,709,176,239 $ 240,533,796 $ 587,128,572 $ 390,032,165 $ 1,056,580,846
†
Long-term investments, cost $ 1,368,756,508 $ 1,683,951,038 $ 231,228,242 $ 565,502,472 $ 394,270,366 $ 1,015,799,614
◊
Short-term investments, cost $ 4,925,000 $ 13,000,000 $ 11,000,000 $ 18,245,000 $ 6,905,000 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

California High
Yield California Connecticut Massachusetts New Jersey New York
CLASS A:
Net assets $ 525,971,690 $ 777,264,075 $ 118,240,776 $ 262,818,778 $ 190,652,775 $ 485,499,221
Shares outstanding 66,515,171 76,726,065 12,283,263 28,149,862 17,937,313 49,144,497
Net asset value ("NAV") per share $ 7.91 $ 10.13 $ 9.63 $ 9.34 $ 10.63 $ 9.88
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 8.26 $ 10.57 $ 10.05 $ 9.75 $ 11.10 $ 10.31
CLASS C:
Net assets $ 29,844,434 $ 28,730,966 $ 4,035,925 $ 4,637,910 $ 9,236,636 $ 18,114,748
Shares outstanding 3,777,221 2,847,904 420,110 500,598 873,204 1,835,512
NAV and offering price per share $ 7.90 $ 10.09 $ 9.61 $ 9.26 $ 10.58 $ 9.87
CLASS I:
Net assets $ 546,359,054 $ 903,181,198 $ 118,257,095 $ 319,671,884 $ 190,142,754 $ 552,966,877
Shares outstanding 69,155,044 89,112,505 12,258,598 34,224,608 17,828,645 55,939,021
NAV and offering price per share $ 7.90 $ 10.14 $ 9.65 $ 9.34 $ 10.67 $ 9.89
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements

Year Ended February 29, 2024
California High
Yield California Connecticut Massachusetts
INVESTMENT INCOME
Interest $ 66,533,862 $ 73,556,813 $ 8,116,848 $ 22,491,803
Total investment income 66,533,862 73,556,813 8,116,848 22,491,803
EXPENSES
– – – –
Management fees 5,879,059 7,967,940 1,100,323 3,005,575
12b-1 service fees - Class A 1,078,995 1,487,645 233,127 498,182
12b-1 distribution and service fees - Class C 344,945 322,805 42,283 50,830
Shareholder servicing agent fees - Class A 179,030 266,282 39,694 127,775
Shareholder servicing agent fees - Class C 11,498 11,360 1,437 2,547
Shareholder servicing agent fees - Class I 175,973 319,406 32,882 178,005
Interest expense 11,096,059 237,046 51,118 96,566
Trustees fees 36,973 55,819 7,275 20,243
Custodian expenses, net 87,507 115,173 23,358 45,401
Registration fees 39,073 8,621 6,927 6,930
Professional fees 453,762 22,039 30,361 28,714
Shareholder reporting expenses 57,474 65,984 15,269 33,895
Other 26,525 30,188 15,003 20,609
Total expenses 19,466,873 10,910,308 1,599,057 4,115,272
Net investment income (loss) 47,066,989 62,646,505 6,517,791 18,376,531
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (53,524,182) (9,825,082) (2,296,563) (21,992,068)
Futures contracts (665,095) — — —
Net realized gain (loss) (54,189,277) (9,825,082) (2,296,563) (21,992,068)
Change in unrealized appreciation (depreciation) on:
Investments 56,713,967 30,700,696 7,815,476 27,454,171
Futures contracts (323,835) — — —
Net change in unrealized appreciation (depreciation) 56,390,132 30,700,696 7,815,476 27,454,171
Net realized and unrealized gain (loss) 2,200,855 20,875,614 5,518,913 5,462,103
Net increase (decrease) in net assets from operations $ 49,267,844 $ 83,522,119 $ 12,036,704 $ 23,838,634

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended February 29, 2024 New Jersey New York
INVESTMENT INCOME
Interest $ 15,219,905 $ 49,338,195
Total investment income 15,219,905 49,338,195
EXPENSES
– –
Management fees 1,984,732 5,233,656
12b-1 service fees - Class A 410,799 1,043,286
12b-1 distribution and service fees - Class C 93,371 215,492
Shareholder servicing agent fees - Class A 94,130 211,725
Shareholder servicing agent fees - Class C 4,293 8,692
Shareholder servicing agent fees - Class I 84,255 218,858
Interest expense 161,329 225,840
Trustees fees 13,131 35,618
Custodian expenses, net 49,288 80,252
Registration fees 3,079 4,680
Professional fees 22,640 35,060
Shareholder reporting expenses 25,618 52,648
Other 18,787 29,298
Total expenses 2,965,452 7,395,105
Net investment income (loss) 12,254,453 41,943,090
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (7,767,232) (15,161,768)
Net realized gain (loss) (7,767,232) (15,161,768)
Change in unrealized appreciation (depreciation) on:
Investments 14,077,877 31,160,744
Net change in unrealized appreciation (depreciation) 14,077,877 31,160,744
Net realized and unrealized gain (loss) 6,310,645 15,998,976
Net increase (decrease) in net assets from operations $ 18,565,098 $ 57,942,066

Statement of Changes in Net Assets
See Notes to Financial Statements

California High Yield California
Year Ended
2/29/24
Year Ended
2/28/23
Year Ended
2/29/24
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 47,066,989 $ 53,899,600 $ 62,646,505 $ 64,589,687
Net realized gain (loss) (54,189,277) (139,804,221) (9,825,082) (112,059,844)
Net change in unrealized appreciation (depreciation) 56,390,132 (143,368,420) 30,700,696 (136,851,956)
Net increase (decrease) in net assets from operations 49,267,844 (229,273,041) 83,522,119 (184,322,113)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (22,579,161) (27,018,250) (27,112,106) (25,353,088)
Class C (1,176,943) (1,747,787) (924,819) (959,001)
Class I (23,509,180) (27,506,860) (34,796,759) (34,165,662)
Total distributions (47,265,284) (56,272,897) (62,833,684) (60,477,751)
FUND SHARE TRANSACTIONS
Subscriptions 520,621,315 1,108,231,529 833,336,788 1,818,458,016
Reinvestments of distributions 41,870,306 49,195,525 50,334,162 48,451,888
Redemptions (617,717,505) (1,200,890,075) (894,089,614) (2,239,129,227)
Net increase (decrease) from Fund share transactions (55,225,884) (43,463,021) (10,418,664) (372,219,323)
Net increase (decrease) in net assets (53,223,324) (329,008,959) 10,269,771 (617,019,187)
Net assets at the beginning of period 1,155,398,502 1,484,407,461 1,698,906,468 2,315,925,655
Net assets at the end of period $ 1,102,175,178 $ 1,155,398,502 $ 1,709,176,239 $ 1,698,906,468

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Connecticut Massachusetts
Year Ended
2/29/24
Year Ended
2/28/23
Year Ended
2/29/24
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 6,517,791 $ 6,086,566 $ 18,376,531 $ 14,884,333
Net realized gain (loss) (2,296,563) (8,410,205) (21,992,068) (20,683,203)
Net change in unrealized appreciation (depreciation) 7,815,476 (20,343,263) 27,454,171 (44,563,114)
Net increase (decrease) in net assets from operations 12,036,704 (22,666,902) 23,838,634 (50,361,984)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,289,051) (3,279,022) (7,159,982) (4,332,832)
Class C (84,969) (77,632) (103,532) (96,534)
Class I (2,930,546) (2,515,037) (10,889,096) (9,254,748)
Total distributions (6,304,566) (5,871,691) (18,152,610) (13,684,114)
FUND SHARE TRANSACTIONS
Subscriptions 98,140,662 53,358,459 315,430,756 554,548,104
Reinvestments of distributions 5,441,452 4,877,965 16,138,304 11,959,762
Redemptions (82,633,702) (99,936,740) (378,046,582) (591,620,238)
Net increase (decrease) from Fund share transactions 20,948,412 (41,700,316) (46,477,522) (25,112,372)
Net increase (decrease) in net assets 26,680,550 (70,238,909) (40,791,498) (89,158,470)
Net assets at the beginning of period 213,853,246 284,092,155 627,920,070 717,078,540
Net assets at the end of period $ 240,533,796 $ 213,853,246 $ 587,128,572 $ 627,920,070

See Notes to Financial Statements

New Jersey New York
Year Ended
2/29/24
Year Ended
2/28/23
Year Ended
2/29/24
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 12,254,453 $ 11,799,839 $ 41,943,090 $ 40,108,051
Net realized gain (loss) (7,767,232) (3,680,942) (15,161,768) (72,551,004)
Net change in unrealized appreciation (depreciation) 14,077,877 (35,499,545) 31,160,744 (69,974,677)
Net increase (decrease) in net assets from operations 18,565,098 (27,380,648) 57,942,066 (102,417,630)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (6,064,783) (5,468,531) (19,510,462) (16,774,425)
Class C (202,780) (208,787) (628,686) (671,232)
Class I (5,849,312) (5,451,636) (21,290,301) (19,973,011)
Total distributions (12,116,875) (11,128,954) (41,429,449) (37,418,668)
FUND SHARE TRANSACTIONS
Subscriptions 150,343,480 346,156,508 455,467,099 870,935,359
Reinvestments of distributions 10,398,555 9,565,719 35,148,859 31,345,056
Redemptions (192,953,009) (336,095,819) (584,203,082) (888,636,395)
Net increase (decrease) from Fund share transactions (32,210,974) 19,626,408 (93,587,124) 13,644,020
Net increase (decrease) in net assets (25,762,751) (18,883,194) (77,074,507) (126,192,278)
Net assets at the beginning of period 415,794,916 434,678,110 1,133,655,353 1,259,847,631
Net assets at the end of period $ 390,032,165 $ 415,794,916 $ 1,056,580,846 $ 1,133,655,353

Statement of Cash Flows
See Notes to Financial Statements

Year Ended February 29, 2024
California High
Yield
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 49,267,844
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (511,870,434)
Proceeds from sale and maturities of investments 732,135,723
Proceeds from (Purchase of) short-term investments, net (4,925,000)
Amortization (Accretion) of premiums and discounts, net (6,938,906)
(Increase) Decrease in:
Receivable for interest 6,454,441
Receivable for investments sold 8,471,550
Other assets (2,194)
Increase (Decrease) in:
Payable for interest (2,710,923)
Payable for investments purchased - regular settlement (5,334,507)
Payable for investments purchased - when-issued/delayed-delivery settlement (6,694,537)
Payable for variation margin on futures contracts (14,828)
Payable for management fees (43,814)
Accrued custodian fees (26,153)
Accrued 12b-1 distribution and service fees (19,208)
Accrued Trustees fees 5,885
Accrued professional fees 32,403
Accrued shareholder reporting expenses (12,328)
Accrued shareholder servicing agent fees (31,100)
Accrued other expenses (32,889)
Net realized (gain) loss from investments 53,524,182
Net realized (gain) loss from paydowns (8,323)
Net change in unrealized (appreciation) depreciation of investments (56,713,967)
Net cash provided by (used in) operating activities 254,512,917
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 96,786,411
(Repayments) of borrowings (149,486,411)
Proceeds from floating rate obligations 129,215,000
(Repayments of) floating rate obligations (209,924,000)
Increase (Decrease) in:
Cash overdraft (36,924)
Cash distributions paid to common shareholders (5,504,298)
Subscriptions 520,625,000
Redemptions (617,119,829)
Net cash provided by (used in) financing activities (235,445,051)
Net increase (decrease) in Cash 19,067,866
Cash at the beginning of period 1,745,250
Cash at the end of period $ 20,813,116
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
California High
Yield
Cash paid for interest
$ 13,543,095
Non-cash financing activities not included herein consists of reinvestments of share distributions 41,870,306

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California High Yield
Class
A
2/29/24
$ 7.91 $ 0.33 $ (0.01) $ 0.32 $ (0.32) $ — $ (0.32) $ 7.91
2/28/23
9.89 0.36 (1.96) (1.60) (0.38) — (0.38) 7.91
2/28/22
10.17 0.38 (0.27) 0.11 (0.39) — (0.39) 9.89
2/28/21
10.62 0.40 (0.47) (0.07) (0.38) — (0.38) 10.17
2/29/20
9.51 0.37 1.11 1.48 (0.37) — (0.37) 10.62
Class
C
2/29/24
7.90 0.26 — 0.26 (0.26) — (0.26) 7.90
2/28/23
9.88 0.30 (1.97) (1.67) (0.31) — (0.31) 7.90
2/28/22
10.16 0.30 (0.27) 0.03 (0.31) — (0.31) 9.88
2/28/21
10.61 0.32 (0.47) (0.15) (0.30) — (0.30) 10.16
2/29/20
9.50 0.29 1.11 1.40 (0.29) — (0.29) 10.61
Class
I
2/29/24
7.90 0.34 — 0.34 (0.34) — (0.34) 7.90
2/28/23
9.89 0.38 (1.97) (1.59) (0.40) — (0.40) 7.90
2/28/22
10.17 0.40 (0.27) 0.13 (0.41) — (0.41) 9.89
2/28/21
10.61 0.42 (0.46) (0.04) (0.40) — (0.40) 10.17
2/29/20
9.50 0.39 1.11 1.50 (0.39) — (0.39) 10.61
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
4 .28% $ 525,972 1 .83% 0 .83% 4 .20% 38%
( 16 .24 ) 557,165 1 .51 0 .81 4 .37 59
0 .97 730,028 0 .97 0 .78 3 .66 13
( 0 .53 ) 635,387 1 .09 0 .80 4 .00 22
15 .84 659,621 1 .21 0 .80 3 .64 2
3 .48 29,844 2 .63 1 .63 3 .37 38
( 16 .95 ) 40,345 2 .31 1 .61 3 .56 59
0 .15 64,538 1 .77 1 .58 2 .86 13
( 1 .33 ) 71,002 1 .89 1 .60 3 .20 22
14 .94 86,897 2 .01 1 .60 2 .85 2
4 .53 546,359 1 .63 0 .63 4 .36 38
( 16 .16 ) 557,889 1 .31 0 .61 4 .53 59
1 .14 689,842 0 .77 0 .58 3 .85 13
( 0 .26 ) 607,992 0 .89 0 .60 4 .19 22
16 .06 695,396 1 .01 0 .60 3 .84 2

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
California
Class
A
2/29/24
$ 10.00 $ 0.36 $ 0.13 $ 0.49 $ (0.36) $ — $ (0.36) $ 10.13
2/28/23
11.17 0.33 (1.19) (0.86) (0.31) — (0.31) 10.00
2/28/22
11.49 0.26 (0.32) (0.06) (0.26) — (0.26) 11.17
2/28/21
11.81 0.29 (0.33) (0.04) (0.28) — (0.28) 11.49
2/29/20
10.96 0.32 0.87 1.19 (0.34) — (0.34) 11.81
Class
C
2/29/24
9.96 0.28 0.14 0.42 (0.29) — (0.29) 10.09
2/28/23
11.13 0.25 (1.19) (0.94) (0.23) — (0.23) 9.96
2/28/22
11.45 0.17 (0.33) (0.16) (0.16) — (0.16) 11.13
2/28/21
11.76 0.20 (0.32) (0.12) (0.19) — (0.19) 11.45
2/29/20
10.92 0.23 0.86 1.09 (0.25) — (0.25) 11.76
Class
I
2/29/24
10.00 0.38 0.15 0.53 (0.39) — (0.39) 10.14
2/28/23
11.19 0.35 (1.21) (0.86) (0.33) — (0.33) 10.00
2/28/22
11.51 0.28 (0.32) (0.04) (0.28) — (0.28) 11.19
2/28/21
11.82 0.31 (0.31) — (0.31) — (0.31) 11.51
2/29/20
10.97 0.35 0.86 1.21 (0.36) — (0.36) 11.82
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(e)
Value rounded to zero.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
5 .06% $ 777,264 0 .74% 0 .73% 3 .65% 29%
( 7 .69 ) 736,628 0 .76 0 .74 3 .23 87
( 0 .61 ) 860,807 0 .72 0 .72 2 .22 27
( 0 .29 ) 921,120 0 .73 0 .73 2 .51 25
11 .00 743,072 0 .74 0 .74 2 .84 13
4 .26 28,731 1 .54 1 .53 2 .85 29
( 8 .48 ) 37,046 1 .56 1 .54 2 .42 87
( 1 .42 ) 58,842 1 .52 1 .52 1 .43 27
( 0 .99 ) 70,693 1 .53 1 .53 1 .73 25
10 .06 80,258 1 .54 1 .54 2 .05 13
5 .41 903,181 0 .54 0 .53 3 .85 29
( 7 .64 ) 925,232 0 .56 0 .54 3 .42 87
( 0 .40 ) 1,396,276 0 .52 0 .52 2 .43 27
0 .00 (e) 1,370,713 0 .53 0 .53 2 .72 25
11 .20 1,146,758 0 .54 0 .54 3 .05 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Connecticut
Class
A
2/29/24
$ 9.38 $ 0.27 $ 0.25 $ 0.52 $ (0.27) $ — $ (0.27) $ 9.63
2/28/23
10.44 0.24 (1.07) (0.83) (0.23) — (0.23) 9.38
2/28/22
10.72 0.23 (0.27) (0.04) (0.24) — (0.24) 10.44
2/28/21
10.99 0.28 (0.25) 0.03 (0.30) — (0.30) 10.72
2/29/20
10.39 0.31 0.60 0.91 (0.31) — (0.31) 10.99
Class
C
2/29/24
9.36 0.20 0.24 0.44 (0.19) — (0.19) 9.61
2/28/23
10.41 0.16 (1.06) (0.90) (0.15) — (0.15) 9.36
2/28/22
10.69 0.15 (0.28) (0.13) (0.15) — (0.15) 10.41
2/28/21
10.97 0.20 (0.26) (0.06) (0.22) — (0.22) 10.69
2/29/20
10.37 0.22 0.61 0.83 (0.23) — (0.23) 10.97
Class
I
2/29/24
9.40 0.29 0.24 0.53 (0.28) — (0.28) 9.65
2/28/23
10.46 0.26 (1.07) (0.81) (0.25) — (0.25) 9.40
2/28/22
10.74 0.25 (0.27) (0.02) (0.26) — (0.26) 10.46
2/28/21
11.02 0.30 (0.25) 0.05 (0.33) — (0.33) 10.74
2/29/20
10.42 0.33 0.61 0.94 (0.34) — (0.34) 11.02
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
5 .60% $ 118,241 0 .80% 0 .78% 2 .92% 14%
( 7 .94 ) 122,309 0 .81 0 .79 2 .51 16
( 0 .43 ) 158,274 0 .78 0 .78 2 .16 17
0 .34 160,706 0 .80 0 .79 2 .63 9
8 .90 159,680 0 .81 0 .80 2 .87 11
4 .76 4,036 1 .60 1 .58 2 .11 14
( 8 .63 ) 4,573 1 .61 1 .59 1 .72 16
( 1 .25 ) 5,790 1 .58 1 .58 1 .36 17
( 0 .54 ) 7,002 1 .60 1 .59 1 .83 9
8 .07 6,529 1 .60 1 .59 2 .05 11
5 .79 118,257 0 .60 0 .58 3 .12 14
( 7 .72 ) 86,971 0 .61 0 .59 2 .69 16
( 0 .21 ) 120,028 0 .58 0 .58 2 .35 17
0 .47 102,331 0 .60 0 .59 2 .83 9
9 .12 90,739 0 .60 0 .59 3 .06 11

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Massachusetts
Class
A
2/29/24
$ 9.18 $ 0.27 $ 0.15 $ 0.42 $ (0.26) $ — $ (0.26) $ 9.34
2/28/23
10.20 0.22 (1.03) (0.81) (0.21) — (0.21) 9.18
2/28/22
10.41 0.19 (0.22) (0.03) (0.18) — (0.18) 10.20
2/28/21
10.66 0.23 (0.25) (0.02) (0.23) — (0.23) 10.41
2/29/20
9.93 0.25 0.75 1.00 (0.27) — (0.27) 10.66
Class
C
2/29/24
9.11 0.19 0.15 0.34 (0.19) — (0.19) 9.26
2/28/23
10.12 0.15 (1.03) (0.88) (0.13) — (0.13) 9.11
2/28/22
10.32 0.10 (0.20) (0.10) (0.10) — (0.10) 10.12
2/28/21
10.58 0.14 (0.25) (0.11) (0.15) — (0.15) 10.32
2/29/20
9.85 0.17 0.75 0.92 (0.19) — (0.19) 10.58
Class
I
2/29/24
9.18 0.28 0.16 0.44 (0.28) — (0.28) 9.34
2/28/23
10.20 0.24 (1.04) (0.80) (0.22) — (0.22) 9.18
2/28/22
10.41 0.21 (0.22) (0.01) (0.20) — (0.20) 10.20
2/28/21
10.66 0.25 (0.25) — (0.25) — (0.25) 10.41
2/29/20
9.92 0.27 0.76 1.03 (0.29) — (0.29) 10.66
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
4 .70% $ 262,819 0 .79% 0 .77% 2 .90% 31%
( 7 .99 ) 234,024 0 .78 0 .77 2 .39 35
( 0 .30 ) 260,770 0 .77 0 .77 1 .76 13
( 0 .11 ) 280,258 0 .78 0 .78 2 .18 11
10 .19 206,362 0 .79 0 .79 2 .45 7
3 .75 4,638 1 .59 1 .57 2 .08 31
( 8 .74 ) 6,068 1 .58 1 .57 1 .57 35
( 1 .00 ) 9,182 1 .57 1 .57 0 .97 13
( 1 .02 ) 9,569 1 .58 1 .58 1 .39 11
9 .38 8,538 1 .59 1 .59 1 .65 7
4 .90 319,672 0 .59 0 .57 3 .08 31
( 7 .82 ) 387,828 0 .58 0 .57 2 .58 35
( 0 .13 ) 447,127 0 .57 0 .57 1 .97 13
0 .06 384,795 0 .58 0 .58 2 .39 11
10 .50 346,995 0 .59 0 .59 2 .65 7

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New Jersey
Class
A
2/29/24
$ 10.32 $ 0.31 $ 0.31 $ 0.62 $ (0.31) $ — $ (0.31) $ 10.63
2/28/23
11.32 0.29 (1.02) (0.73) (0.27) — (0.27) 10.32
2/28/22
11.67 0.28 (0.36) (0.08) (0.27) — (0.27) 11.32
2/28/21
11.99 0.30 (0.32) (0.02) (0.30) — (0.30) 11.67
2/29/20
11.20 0.32 0.81 1.13 (0.34) — (0.34) 11.99
Class
C
2/29/24
10.28 0.23 0.30 0.53 (0.23) — (0.23) 10.58
2/28/23
11.27 0.20 (1.01) (0.81) (0.18) — (0.18) 10.28
2/28/22
11.62 0.18 (0.35) (0.17) (0.18) — (0.18) 11.27
2/28/21
11.93 0.20 (0.30) (0.10) (0.21) — (0.21) 11.62
2/29/20
11.14 0.23 0.81 1.04 (0.25) — (0.25) 11.93
Class
I
2/29/24
10.36 0.33 0.31 0.64 (0.33) — (0.33) 10.67
2/28/23
11.37 0.31 (1.03) (0.72) (0.29) — (0.29) 10.36
2/28/22
11.71 0.30 (0.34) (0.04) (0.30) — (0.30) 11.37
2/28/21
12.03 0.32 (0.31) 0.01 (0.33) — (0.33) 11.71
2/29/20
11.24 0.35 0.80 1.15 (0.36) — (0.36) 12.03
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
6 .10% $ 190,653 0 .82% 0 .78% 3 .00% 25%
( 6 .45 ) 218,230 0 .84 0 .79 2 .73 24
( 0 .73 ) 201,268 0 .78 0 .77 2 .36 10
( 0 .09 ) 203,304 0 .81 0 .79 2 .56 14
10 .22 213,869 0 .83 0 .79 2 .78 13
5 .18 9,237 1 .62 1 .58 2 .19 25
( 7 .16 ) 10,274 1 .64 1 .59 1 .92 24
( 1 .55 ) 13,918 1 .58 1 .57 1 .55 10
( 0 .81 ) 14,867 1 .61 1 .59 1 .76 14
9 .39 17,094 1 .63 1 .59 1 .98 13
6 .32 190,143 0 .62 0 .58 3 .19 25
( 6 .31 ) 187,291 0 .64 0 .59 2 .92 24
( 0 .44 ) 219,492 0 .58 0 .57 2 .56 10
0 .12 206,403 0 .61 0 .59 2 .76 14
10 .41 197,104 0 .63 0 .59 2 .97 13

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
New York
Class
A
2/29/24
$ 9.68 $ 0.37 $ 0.19 $ 0.56 $ (0.36) $ — $ (0.36) $ 9.88
2/28/23
10.89 0.33 (1.23) (0.90) (0.31) — (0.31) 9.68
2/28/22
11.16 0.28 (0.26) 0.02 (0.29) — (0.29) 10.89
2/28/21
11.54 0.31 (0.38) (0.07) (0.31) — (0.31) 11.16
2/29/20
10.80 0.32 0.75 1.07 (0.33) — (0.33) 11.54
Class
C
2/29/24
9.67 0.29 0.20 0.49 (0.29) — (0.29) 9.87
2/28/23
10.87 0.25 (1.22) (0.97) (0.23) — (0.23) 9.67
2/28/22
11.15 0.19 (0.27) (0.08) (0.20) — (0.20) 10.87
2/28/21
11.52 0.22 (0.37) (0.15) (0.22) — (0.22) 11.15
2/29/20
10.78 0.23 0.75 0.98 (0.24) — (0.24) 11.52
Class
I
2/29/24
9.69 0.39 0.19 0.58 (0.38) — (0.38) 9.89
2/28/23
10.89 0.35 (1.22) (0.87) (0.33) — (0.33) 9.69
2/28/22
11.17 0.31 (0.28) 0.03 (0.31) — (0.31) 10.89
2/28/21
11.55 0.34 (0.38) (0.04) (0.34) — (0.34) 11.17
2/29/20
10.81 0.34 0.75 1.09 (0.35) — (0.35) 11.55
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Notes to Financial Statements for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the
Fund, where applicable, as described in Notes to Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate
5 .97% $ 485,499 0 .76% 0 .74% 3 .78% 32%
( 8 .28 ) 540,518 0 .76 0 .75 3 .36 86
0 .09 509,874 0 .73 0 .73 2 .51 12
( 0 .52 ) 516,697 0 .76 0 .75 2 .83 31
10 .03 534,311 0 .76 0 .75 2 .85 7
5 .11 18,115 1 .56 1 .54 2 .99 32
( 8 .96 ) 24,639 1 .56 1 .55 2 .51 86
( 0 .80 ) 40,015 1 .53 1 .53 1 .71 12
( 1 .24 ) 43,211 1 .56 1 .55 2 .04 31
9 .19 50,740 1 .56 1 .55 2 .04 7
6 .16 552,967 0 .56 0 .54 3 .97 32
( 7 .99 ) 568,498 0 .56 0 .55 3 .53 86
0 .21 709,958 0 .53 0 .53 2 .71 12
( 0 .31 ) 666,168 0 .56 0 .55 3 .03 31
10 .26 661,362 0 .56 0 .55 3 .04 7

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen California High Yield Municipal Bond Fund
(“California High Yield”), Nuveen California Municipal Bond Fund (“California”), Nuveen Connecticut Municipal Bond Fund (“Connecticut”),
Nuveen Massachusetts Municipal Bond Fund (“Massachusetts”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), and Nuveen New York
Municipal Bond Fund (“New York”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a
Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period:
The end of the reporting period for the Funds is February 29, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended February 29, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
California High Yield
$ 44,959
California
1,754
Connecticut
11,453
Massachusetts
18,145
New Jersey
11,079
New York
21,302

Notes to Financial Statements
(continued)
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (
“
PIK
”
) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
* Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
California High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,331,837,999 $ 186,917 $ 1,332,024,916
Short-Term Investments:
Repurchase Agreements – 4,925,000 – 4,925,000
Unfunded Commitments* – – 1,360,388 1,360,388
Total $ – $ 1,336,762,999 $ 1,547,305 $ 1,33 8,310,304
California
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,656,419,231 $ 73,999 $ 1,656,493,230
Short-Term Investments:
Municipal Bonds – 13,000,000 – 13,000,000
Total $ – $ 1,669,419,231 $ 73,999 $ 1,669,493,230
Connecticut
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 224,608,488 $ – $ 224,608,488
Short-Term Investments:
Municipal Bonds – 11,000,000 – 11,000,000
Total $ – $ 235,608,488 $ – $ 235,608,488
Massachusetts
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 563,192,259 $ – $ 563,192,259
Short-Term Investments:
Municipal Bonds – 18,245,000 – 18,245,000
Total $ – $ 581,437,259 $ – $ 581,437,259
New Jersey
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 384,860,176 $ – $ 384,860,176
Short-Term Investments:
Municipal Bonds – 6,905,000 – 6,905,000
Total $ – $ 391,765,176 $ – $ 391,765,176
New York
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 1,029,593,557 $ – $ 1,029,593,557
Total $ – $ 1,029,593,557 $ – $ 1,029,593,557

Notes to Financial Statements
(continued)
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
California High Yield Fixed Income Clearing Corporation $    4,925,000 $   5,023,579

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 272,904,000 $ 4,530,000 $ 277,434,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
California High Yield
$ 274,043,811 3.87%
California
— —
Connecticut
671,014 3.70
Massachusetts
— —
New Jersey
1,831,808 3.65
New York
— —

Notes to Financial Statements
(continued)
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’ custodian, State Street
Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the Fund did not have any securities out of loan.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities. California High Yield has invested in an unfunded commitment, in which, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of the unsettled transaction. An unfunded commitment is marked-
to-market and any unrealized appreciation (depreciation) is separately presented on the Statements of Assets and Liabilities.
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 272,904,000 $ 4,530,000 $ 277,434,000
California
— — —
Connecticut
— — —
Massachusetts
— — —
New Jersey
— — —
New York
— — —
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
California High Yield
$ 511,870,434 $ 732,135,723
California
482,120,714 523,711,097
Connecticut
38,615,382 29,332,732
Massachusetts
181,952,096 228,005,426
New Jersey
97,965,289 135,423,468
New York
339,183,984 446,848,578

5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, the Fund used U.S Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the period, California High Yield used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
Fund
Average Notional Amount of
Futures Contracts Outstanding*
California High Yield $41,318,582
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
California High Yield
Futures contracts Interest rate $ (665,095) $ (323,835)

Notes to Financial Statements
(continued)
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
2/29/24
Year Ended
2/28/23
California High Yield Shares Amount Shares Amount
Subscriptions:
Class A 20,648,461 $158,443,043 43,792,659 $355,770,540
Class C 472,224 3,636,631 1,044,962 8,470,217
Class I 46,878,737 358,541,641 89,554,361 743,990,772
Total subscriptions 67,999,422 520,621,315 134,391,982 1,108,231,529
Reinvestments of distributions:
Class A 2,605,679 20,102,293 2,915,503 24,000,437
Class C 141,822 1,094,257 196,139 1,616,144
Class I 2,676,810 20,673,756 2,866,583 23,578,944
Total reinvestments of distributions 5,424,311 41,870,306 5,978,225 49,195,525
Redemptions:
Class A (27,214,778) (209,277,802) (50,045,392) (416,038,154)
Class C (1,943,372) (14,983,976) (2,664,060) (22,289,977)
Class I (51,015,787) (393,455,727) (91,572,101) (762,561,944)
Total redemptions (80,173,937) (617,717,505) (144,281,553) (1,200,890,075)
Net increase (decrease) (6,750,204) $(55,225,884) (3,911,346) $(43,463,021)
Year Ended
2/29/24
Year Ended
2/28/23
California Shares Amount Shares Amount
Subscriptions:
Class A 31,922,114 $311,720,731 110,583,741 $1,129,342,524
Class C 545,396 5,435,685 595,492 5,986,550
Class I 52,279,195 516,180,372 67,224,192 683,128,942
Total subscriptions 84,746,705 833,336,788 178,403,425 1,818,458,016
Reinvestments of distributions:
Class A 2,445,698 24,321,067 2,230,397 22,610,533
Class C 89,926 890,677 90,836 916,744
Class I 2,524,063 25,122,418 2,455,984 24,924,611
Total reinvestments of distributions 5,059,687 50,334,162 4,777,217 48,451,888
Redemptions:
Class A (31,339,010) (306,234,642) (116,167,133) (1,176,028,689)
Class C (1,507,802) (14,885,564) (2,253,993) (22,924,034)
Class I (58,176,300) (572,969,408) (102,029,210) (1,040,176,504)
Total redemptions (91,023,112) (894,089,614) (220,450,336) (2,239,129,227)
Net increase (decrease) (1,216,720) $(10,418,664) (37,269,694) $(372,219,323)

Year Ended
2/29/24
Year Ended
2/28/23
Connecticut Shares Amount Shares Amount
Subscriptions:
Class A 2,057,571 $19,570,329 1,056,199 $10,185,165
Class A - automatic conversion of Class C 3,919 35,620 2,740 26,364
Class C 63,299 599,441 121,855 1,143,975
Class I 8,356,747 77,935,272 4,387,541 42,002,955
Total subscriptions 10,481,536 98,140,662 5,568,335 53,358,459
Reinvestments of distributions:
Class A 294,301 2,773,134 274,634 2,611,831
Class C 7,072 66,531 6,543 61,998
Class I 275,467 2,601,787 231,161 2,204,136
Total reinvestments of distributions 576,840 5,441,452 512,338 4,877,965
Redemptions:
Class A (3,107,106) (29,329,108) (3,464,857) (32,956,572)
Class C (134,705) (1,271,493) (193,305) (1,861,543)
Class C - automatic conversion to Class A (3,927) (35,620) (2,746) (26,364)
Class I (5,623,780) (51,997,481) (6,843,782) (65,092,261)
Total redemptions (8,869,518) (82,633,702) (10,504,690) (99,936,740)
Net increase (decrease) 2,188,858 $20,948,412 (4,424,017) $(41,700,316)
Year Ended
2/29/24
Year Ended
2/28/23
Massachusetts Shares Amount Shares Amount
Subscriptions:
Class A 15,045,601 $133,463,257 27,267,424 $252,560,486
Class A - automatic conversion of Class C — — 1,434 13,126
Class C 92,714 849,256 161,387 1,497,266
Class I 19,733,928 181,118,243 32,295,411 300,477,226
Total subscriptions 34,872,243 315,430,756 59,725,656 554,548,104
Reinvestments of distributions:
Class A 717,813 6,608,229 418,615 3,891,417
Class C 10,027 91,624 8,840 81,503
Class I 1,026,078 9,438,451 859,245 7,986,842
Total reinvestments of distributions 1,753,918 16,138,304 1,286,700 11,959,762
Redemptions:
Class A (13,111,147) (118,021,526) (27,758,369) (263,323,335)
Class C (268,510) (2,456,126) (410,105) (3,787,997)
Class C - automatic conversion to Class A — — (1,446) (13,126)
Class I (28,772,604) (257,568,930) (34,741,382) (324,495,780)
Total redemptions (42,152,261) (378,046,582) (62,911,302) (591,620,238)
Net increase (decrease) (5,526,100) $(46,477,522) (1,898,946) $(25,112,372)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to paydowns, tax basis earnings and profits adjustments, and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
2/29/24
Year Ended
2/28/23
New Jersey Shares Amount Shares Amount
Subscriptions:
Class A 2,897,943 $29,711,178 22,901,747 $236,028,204
Class A - automatic conversion of Class C — — 15,086 159,910
Class C 180,714 1,880,552 232,455 2,424,231
Class I 11,436,840 118,751,750 10,290,709 107,544,163
Total subscriptions 14,515,497 150,343,480 33,439,997 346,156,508
Reinvestments of distributions:
Class A 526,469 5,469,661 474,903 4,932,986
Class C 17,119 177,226 17,967 186,171
Class I 455,577 4,751,668 425,621 4,446,562
Total reinvestments of distributions 999,165 10,398,555 918,491 9,565,719
Redemptions:
Class A (6,626,332) (67,379,072) (20,026,284) (205,644,784)
Class C (324,484) (3,355,677) (470,337) (4,865,463)
Class C - automatic conversion to Class A — — (15,150) (159,910)
Class I (12,138,240) (122,218,260) (11,952,749) (125,425,662)
Total redemptions (19,089,056) (192,953,009) (32,464,520) (336,095,819)
Net increase (decrease) (3,574,394) $(32,210,974) 1,893,968 $19,626,408
Year Ended
2/29/24
Year Ended
2/28/23
New York Shares Amount Shares Amount
Subscriptions:
Class A 13,938,758 $133,553,174 61,965,731 $603,826,571
Class A - automatic conversion of Class C 47,612 455,194 11,257 111,813
Class C 176,247 1,701,218 286,510 2,826,308
Class I 33,540,820 319,757,513 26,688,581 264,170,667
Total subscriptions 47,703,437 455,467,099 88,952,079 870,935,359
Reinvestments of distributions:
Class A 1,767,083 17,147,082 1,475,124 14,473,793
Class C 56,639 549,251 57,400 563,753
Class I 1,795,267 17,452,526 1,658,072 16,307,510
Total reinvestments of distributions 3,618,989 35,148,859 3,190,596 31,345,056
Redemptions:
Class A (22,437,797) (212,425,274) (54,454,802) (529,353,771)
Class C (897,653) (8,660,916) (1,465,085) (14,515,675)
Class C - automatic conversion to Class A (47,669) (455,194) (11,268) (111,813)
Class I (38,088,552) (362,661,698) (34,823,873) (344,655,136)
Total redemptions (61,471,671) (584,203,082) (90,755,028) (888,636,395)
Net increase (decrease) (10,149,245) $(93,587,124) 1,387,647 $13,644,020

As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period February 1, 2024 through February 29, 2024 and paid on March 1, 2024.
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
California High Yield
$ 1,104,434,576 $ 37,377,134 $ (76,405,406) $ (39,028,272)
California
1,696,066,182 41,431,029 (68,003,981) (26,572,952)
Connecticut
242,191,166 2,468,471 (9,051,149) (6,582,678)
Massachusetts
583,948,997 7,861,789 (10,373,527) (2,511,738)
New Jersey
400,830,442 8,549,359 (17,614,626) (9,065,267)
New York
1,015,829,341 29,816,956 (16,052,740) 13,764,216
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
California High
Yield
$ — $ — $ — $ (39,028,272) $ (221,738,963) $ — $ (3,809,543) $ (264,576,778)
California
8,393,540 49,136 — (26,572,952) (170,068,349) — (5,275,795) (193,474,420)
Connecticut
788,357 — — (6,582,678) (15,370,006) — (598,449) (21,762,776)
Massachusetts
2,488,608 — — (2,511,738) (54,945,983) — (1,529,647) (56,498,760)
New Jersey
1,403,530 149 — (9,065,267) (11,878,365) — (1,033,732) (20,573,685)
New York
4,690,586 190 — 13,764,216 (127,577,744) — (3,482,709) (112,605,461)
2/29/24 2/28/23
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
California High Yield
$ 45,384,993 $ 1,880,291 $ — $ 55,393,794 $ 879,103 $ —
California
62,652,805 180,879 — 60,465,133 12,618 —
Connecticut
6,304,566 — — 5,871,691 — —
Massachusetts
18,152,610 — — 13,656,100 28,014 —
New Jersey
12,108,842 8,033 — 11,128,681 273 —
New York
41,251,673 177,776 — 37,226,174 192,494 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund
Short-Term Long-Term Total
California High Yield
$ 84,647,544 $ 137,091,419 $ 221,738,963
California
108,082,689 61,985,660 170,068,349
Connecticut
6,969,324 8,400,682 15,370,006
Massachusetts
18,192,513 36,753,470 54,945,983
New Jersey
2,104,762 9,773,603 11,878,365
New York
77,392,990 50,184,754 127,577,744

Notes to Financial Statements
(continued)
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets
California
High Yield California Connecticut Massachusetts New Jersey New York
For the first $125 million 0.4000% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3875 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3750 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3625 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3500 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion - 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $8 billion 0.3250 - - - - -
For the next $5 billion 0.3150 0.2500 0.2500 0.2500 0.2500 0.2500
For the next $5 billion 0.3000 - - - - -
For net assets over $10 billion - 0.2375 0.2375 0.2375 0.2375 0.2375
For net assets over $20 billion 0.2875 - - - - -
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445

* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of February 29, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the
Sub-Adviser or by an affiliate of the Adviser (each an,  “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
Fund
Complex-Level Fee
California High Yield
0 .1601%
California
0 .1621%
Connecticut
0 .1601%
Massachusetts
0 .1601%
New Jersey
0 .1601%
New York
0 .1601%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
California High Yield N/A N/A 1.00%
California N/A N/A 0.75%
Massachusetts N/A N/A 0.75%
New York N/A N/A 0.75%
N/A - Not Applicable.
Fund
Purchases Sales
Realized
Gain (Loss)
California High Yield
$ 11,066,770 $ 66,982,775 $ (6,217,532)
California
32,110,725 2,579,655 (42,669)
Connecticut
4,473,998 — —
Massachusetts
7,657,854 4,009,666 (543,074)
New Jersey
— — —
New York
337,984 476,565 (72,469)

Notes to Financial Statements
(continued)
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
California High Yield
$ 642,561 $ 634,332
California
839,650 829,204
Connecticut
133,324 127,973
Massachusetts
65,444 63,397
New Jersey
97,106 95,635
New York
480,853 469,780
Fund
Commission
Advances
(Unaudited)
California High Yield
$ 608,043
California
806,621
Connecticut
97,568
Massachusetts
52,453
New Jersey
95,094
New York
407,119
Fund
12b-1 Fees
Retained
(Unaudited)
California High Yield
$ 35,106
California
25,885
Connecticut
1,539
Massachusetts
5,041
New Jersey
6,539
New York
7,776
Fund
CDSC
Retained
(Unaudited)
California High Yield
$ 45,877
California
63,295
Connecticut
(985)
Massachusetts
4,460
New Jersey
4,663
New York
1,324

9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments, other than those disclosed in the Notes to Financial Statements.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day,
$2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-
going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the
Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
California High Yield
$ 50,700,000
California
71,900,000
Connecticut
3,008,754
Massachusetts
22,500,000
New Jersey
29,100,000
New York
58,600,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
California High Yield
84 $ 13,826,896 6.29%
California
35 18,270,254 6.41
Connecticut
26 819,132 6.27
Massachusetts
25 14,847,220 6.50
New Jersey
38 11,444,667 6.51
New York
62 14,556,977 6.46

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from  net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
California High Yield $ —
California —
Connecticut —
Massachusetts —
New Jersey —
New York —

Shareholder Meeting Report
(Unaudited)

The special meeting of shareholders was held on November 20, 2023 for Nuveen Multistate Trust II; at this meeting, the shareholders were asked to elect Board members.
Nuveen Multistate
Trust II
Approval of the Board Members was reached as follows:
Joseph A. Boateng
For 437,646,916
Withhold 13,278,146
Total 450,925,062
Michael A. Forrester
For 437,460,796
Withhold 13,464,266
Total 450,925,062
Thomas J. Kenny
For 437,756,943
Withhold 13,168,119
Total 450,925,062
Amy B.R. Lancellotta
For 437,925,212
Withhold 12,999,850
Total 450,925,062
Joanne T. Medero
For 438,047,030
Withhold 12,878,032
Total 450,925,062
Albin F. Moschner
For 437,564,353
Withhold 13,360,709
Total 450,925,062
John K. Nelson
For 437,464,506
Withhold 13,460,556
Total 450,925,062
Loren M. Starr
For 437,855,784
Withhold 13,069,278
Total 450,925,062
Matthew Thornton III
For 437,712,058
Withhold 13,213,004
Total 450,925,062
Terence J. Toth
For 437,823,915
Withhold 13,101,147
Total 450,925,062
Margaret L. Wolff
For 437,425,228
Withhold 13,499,834
Total 450,925,062
Robert L. Young
For 438,313,249
Withhold 12,611,813
Total 450,925,062

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Custodian
State Street Bank & Trust
Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
SS&C Global Investor &
Distribution
Solutions, Inc. (SS&C GICS)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective
Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Inverse Floating Rate Securities:
Inverse floating rate securities are the residual interest in a tender option bond
(TOB) trust sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond
(TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the “LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2023 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2022 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“llliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, California High Yield Municipal
Bond Fund determined that it would hold a minimum of 25% of its assets in highly liquid investments, and it maintained at least that amount during the Review Period. All of the other Funds in this Report primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2023 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the
Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the
Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks;
evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities;
overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design.
The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the
Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers (both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen California High Yield Municipal Bond Fund (the “California High Yield Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. In its review, the Board noted that the Fund’s Performance Peer Group was classified as low for relevancy. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter ended March 31, 2023. On the basis of the

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen California Municipal Bond Fund (the “California Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. Further, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the third quartile for the one-year periods ended December 31, 2022 and March 31, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Connecticut Municipal Bond Fund (the “Connecticut Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended
December 31, 2022. Further, the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended
March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-year periods but the third quartile for the three-year period ended March 31, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter ended March
31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Massachusetts Municipal Bond Fund (the “Massachusetts Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and the Fund ranked in the fourth quartile of its
Performance Peer Group for the one-year period ended December 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the three-year period and second quartile for the five-year period ended December 31, 2022. In addition, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2023, the Fund ranked in the second quartile of its Performance Peer Group for the three- and five-year periods ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen New Jersey Municipal Bond Fund (the “New Jersey Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. The Fund, however, ranked in the third quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2022 and ranked in the second quartile of its
Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended March 31, 2023. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen New York Municipal Bond Fund (the “New York Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-, three- and five-year periods ended December
31, 2022. In addition, the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2023 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and five-year periods ended
March 31, 2023 but the third quartile for the three-year period ended March 31, 2023. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s challenged performance for certain periods, and the Fund’s more recent improved performance for the quarter ended March 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen open-end funds, the contractual management fee and net management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the
Independent Board Members reviewed, among other things, each Nuveen open-end fund’s gross and net management fee rates (i.e., before and after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge
(subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer
Universe and Peer Group (as applicable) and recognized that differences between the applicable fund and its respective Peer Universe and/
or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the
Board generally considered the fund’s net total expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group.
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions.
In addition, in their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022. Further, fee caps and waivers for all applicable Nuveen funds saved shareholders approximately $13.4 million in fees in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the California High Yield Fund had a net management fee that was slightly higher than the peer average, but a net total expense ratio that was in line with the peer average; (b) the California Fund, Massachusetts Fund, New
Jersey Fund and New York Fund each had a net management fee that was in line with the respective peer average and a net total expense ratio that was below the respective peer average; and (c) the Connecticut Fund had a net management fee that was higher than the peer average, but a net total expense ratio that was below the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.
In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2022 and
2021), including the permanent expense caps applicable to the California High Yield Fund, California Fund, Massachusetts Fund and New York Fund.
The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. The Independent
Board Members further noted that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Directors/Trustees of the Funds. The number of Directors/Trustees of the Funds is currently set at twelve. None of the Directors/Trustees who are not “interested” persons of the Funds (referred to herein as “Independent Directors/Trustees”) has ever been a Directors/Trustees or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Directors/Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Directors/Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Co-Chair and
Director/Trustee
2008 Formerly, a Co–Founding Partner, Promus Capital (investment advisory firm) (2008–2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012–2021); Chair and Member of the Board of Directors (since 2021), Kehrein Center for the Arts
(philanthropy); Member of the Board of Directors (since 2008),
Catalyst Schools of Chicago (philanthropy); Member of the Board of Directors (since 2012), formerly, Investment Committee Chair
(2017–2022), Mather Foundation Board (philanthropy); formerly,
Member (2005–2016), Chicago Fellowship Board (philanthropy);
formerly, Director, Fulcrum IT Services LLC (information technology services firm to government entities) (2010–2019); formerly,
Director, LogicMark LLC (health services) (2012–2016); formerly,
Director, Legal & General Investment Management America, Inc.
(asset management) (2008–2013); formerly, CEO and President,
Northern Trust Global Investments (financial services) (2004–2007);
Executive Vice President, Quantitative Management & Securities
Lending (2000–2004); prior thereto, various positions with Northern
Trust Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005–2007), Northern Trust
Global Investments Board (2004–2007), Northern Trust Japan
Board (2004–2007), Northern Trust Securities Inc. Board (2003–
2007) and Northern Trust Hong Kong Board (1997–2004).
216
Joseph A. Boateng
1963
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Chief Investment Officer, Casey Family Programs (since 2007);
formerly, Director of U.S. Pension Plans, Johnson & Johnson
(2002–2006); Board Member, Lumina Foundation (since 2019)
and Waterside School (since 2021); Board Member (2012–2019)
and Emeritus Board Member (since 2020), Year-Up Puget Sound;
Investment Advisory Committee Member and Former Chair (since
2007), Seattle City Employees’ Retirement System; Investment
Committee Member (since 2019), The Seattle Foundation; Trustee
(2018–2023), the College Retirement Equities Fund; Manager
(2019–2023), TIAA Separate Account VA-1.
195
Michael A. Forrester
1967
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Formerly, Chief Executive Officer (2014–2021) and Chief Operating
Officer (2007–2014), Copper Rock Capital Partners, LLC; Trustee,
Dexter Southfield School (since 2019); Member (since 2020),
Governing Council of the Independent Directors Council (IDC);
Trustee, the College Retirement Equities Fund and Manager, TIAA
Separate Account VA-1 (2007–2023).
195

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
Thomas J. Kenny
1963
730 Third Avenue
New York, NY 10017
Co-Chair and
Director/Trustee
2024 Formerly, Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global Cash
and Fixed Income Portfolio Management Team (2002–2010),
Goldman Sachs Asset Management; Director (since 2015) and
Chair of the Finance and Investment Committee (since 2018),
Aflac Incorporated; Director (since 2018), ParentSquare; formerly,
Director (2021–2022) and Finance Committee Chair (2016–2022),
Sansum Clinic; formerly, Advisory Board Member (2017–2019),
B’Box; formerly, Member (2011–2012), the University of California at Santa Barbara Arts and Lectures Advisory Council; formerly,
Investment Committee Member (2012–2020), Cottage Health
System; formerly, Board member (2009–2019) and President of the
Board (2014–2018), Crane Country Day School; Trustee (2011–
2023) and Chairman (2017–2023), the College Retirement Equities
Fund; Manager (2011–2023) and Chairman (2017–2023), TIAA
Separate Account VA-1.
216
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, IDC (supports the fund independent director community and is part of the Investment Company
Institute (ICI), which represents regulated investment companies)
(2006-2019); formerly, various positions with ICI (1989-2006);
President (since 2023) and Member (since 2020) of the Board of
Directors, Jewish Coalition Against Domestic Abuse (JCADA).
216
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
216
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
216

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Director/Trustee
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2013 Formerly, Member of Board of Directors of Core12 LLC (2008–
2023) (private firm which develops branding, marketing and
communications strategies for clients); formerly, Member of The
President’s Council of Fordham University (2010-2019); formerly,
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
216
Loren M. Starr
1961
730 Third Avenue
New York, NY 10017
Director/Trustee 2024 Independent Consultant/Advisor (since 2021); formerly, Vice Chair,
Senior Managing Director (2020–2021), Chief Financial Officer,
Senior Managing Director (2005–2020), Invesco Ltd.; Director
(since 2023) and Audit Committee member (since 2024), AMG;
formerly, Chair and Member of the Board of Directors (2014–2021),
Georgia Leadership Institute for School Improvement (GLISI);
formerly, Chair and Member of the Board of Trustees (2014–2018),
Georgia Council on Economic Education (GCEE); Trustee, the
College Retirement Equities Fund and Manager, TIAA Separate
Account VA-1 (2022–2023).
215
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
216
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member of the Board of
Trustees (since 2004) formerly, Chair (2015-2022) of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
216
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Director/Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
216

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Jordan Farris
1980
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2021 Head of Public Product Strategy & Development, Global Wealth, of Nuveen;
Managing Director of Nuveen Fund Advisors, LLC.
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Managing Director, Chief Compliance Officer of Nuveen; formerly, Vice President
(2014-2022), Chief Compliance Officer and Anti-Money Laundering Compliance
Officer (2017-2022) of BMO Funds, Inc.
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Managing Director and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Managing Director and Associate General Counsel of
Nuveen; Managing Director Assistant Secretary and Associate General Counsel
of Nuveen Asset Management, LLC; has held various positions with Nuveen since
2013; Managing Director, Associate General Counsel and Assistant Secretary of
Teachers Advisors, LLC and TIAA-CREF Investment Management, LLC.
Jeremy D. Franklin
1983
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2024 Managing Director and Assistant Secretary, Nuveen Fund Advisors, LLC;
Vice President Associate General Counsel and Assistant Secretary, Nuveen
Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel, Teachers
Insurance and Annuity Association of America; Vice President and Assistant
Secretary, TIAA-CREF Funds and TIAA-CREF Life Funds; Vice President, Associate
General Counsel, and Assistant Secretary, TIAA Separate Account VA-1 and
College Retirement Equities Fund.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC; Vice
President, Associate General Counsel and Assistant Secretary of Nuveen
Asset Management, LLC, Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC; Vice President and Associate General Counsel of Nuveen.
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director of Nuveen; Senior Managing Director of Nuveen Fund
Advisors, LLC; has previously held various positions with Nuveen; Chartered
Financial Analyst.
Brian H. Lawrence
1982
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2023 Vice President and Associate General Counsel of Nuveen; Vice President,
Associate General Counsel and Assistant Secretary of Teachers Advisors, LLC and
TIAA-CREF Investment Management, LLC; formerly Corporate Counsel of Franklin
Templeton (2018-2022).
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2016 Managing Director of Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Senior Managing Director and Head of Investment Oversight of Nuveen; Senior
Managing Director of Nuveen Fund Advisors, LLC; has previously held various positions with Nuveen; Chartered Financial Analyst and Certified Financial Risk
Manager.
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director, General Counsel and Secretary of Nuveen Fund Advisors,
LLC; Managing Director, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC; Managing Director and Assistant Secretary
of TIAA SMA Strategies LLC; Managing Director, Associate General Counsel
and Assistant Secretary of College Retirement Equities Fund, TIAA Separate
Account VA-1, TIAA-CREF Funds, TIAA-CREF Life Funds, Teachers Insurance and
Annuity Association of America, Teacher Advisors LLC, TIAA-CREF Investment
Management, LLC and Nuveen Alternative Advisors LLC; has previously  held various positions with Nuveen/TIAA.

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Executive Vice President, Secretary and General Counsel of Nuveen Investments,
Inc.; Executive Vice President and Assistant Secretary of Nuveen Securities,
LLC and Nuveen Fund Advisors, LLC; Executive Vice President and Secretary of
Nuveen Asset Management, LLC; Executive Vice President, General Counsel and
Secretary of Teachers Advisors, LLC, TIAA-CREF Investment Management, LLC and
Nuveen Alternative Investments, LLC; Executive Vice President, Associate General
Counsel and Assistant Secretary of TIAA-CREF Funds and TIAA-CREF Life Funds;
has previously held various positions with Nuveen; Vice President and Secretary of Winslow Capital Management, LLC; formerly, Vice President (2007-2021) and
Secretary (2016-2021) of NWQ Investment Management Company, LLC and Santa
Barbara Asset Management, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director, Mutual Fund Tax and Expense Administration of Nuveen,
TIAA-CREF Funds, TIAA-CREF Life Funds, TIAA Separate Account VA-1 and the
CREF Accounts; Managing Director of Nuveen Fund Advisors, LLC, Teachers
Advisors, LLC and TIAA-CREF Investment Management, LLC; has previously held various positions with TIAA.
James Nelson III
1976
730 Third Avenue
New York, NY 10017
Vice President 2024 Senior Managing Director, Global Head of Product, Publics, Nuveen; formerly,
Head of North American Product Management & Pricing, Invesco (2018-2023).
Mary Beth Ramsay
1965
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President 2024 Chief Risk Officer, Nuveen and TIAA Financial Risk; Head of Nuveen Risk
& Compliance; Executive Vice President, Teachers Insurance and Annuity
Association of America; Executive Vice President, Risk, TIAA Separate Account
VA-1 and the College Retirement Equities Fund; formerly, Senior Vice President,
Head of Sales and Client Solutions (2019-2022) and U.S. Chief Pricing Actuary
(2016-2019), SCOR Global Life Americas; Member of the Board of Directors of
Society of Actuaries.
Briton Ryan
1978
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Chief
Administrative
Officer
2024 Managing Director, Head, Product-Capital Markets, Nuveen (since 2016).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director of Nuveen.
E. Scott Wickerham
1973
8500 Andrew Carnegie Blvd.
Charlotte, NC 28262
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance of Nuveen;
Senior Managing Director of Nuveen Fund Advisors, LLC and Nuveen Asset
Management, LLC; Principal Financial Officer, Principal Accounting Officer and
Treasurer of the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA Separate
Account VA-1 and the CREF Accounts; has held various positions with TIAA since
2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2016 Vice President and Assistant Secretary of Nuveen Securities, LLC and Nuveen
Fund Advisors, LLC; Vice President, Associate General Counsel and Assistant
Secretary of Teachers Advisors, LLC and TIAA-CREF Investment Management,
LLC and Nuveen Asset Management, LLC; Vice President and Associate General
Counsel of Nuveen.
Rachael Zufall
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC;
Managing Director, Associate General Counsel and Assistant Secretary of the
CREF Accounts, TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF
Life Funds; Managing Director, Associate General Counsel and Assistant Secretary
of Teacher Advisors, LLC and TIAA-CREF Investment Management, LLC; Managing
Director of Nuveen, LLC and of TIAA.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-MS3-0224P 3479076-INV-Y-04/25
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

	Audit Fees Billed	Audit-Related Fees	Tax Fees Billed	All Other Fees
Fiscal Year Ended February 29, 2024	to Funds [1]	Billed to Funds [2]	to Funds [3]	Billed to Funds [4]

Fund Name
Nuveen California High Yield Municipal Bond Fund	39,900	0	0	0
Nuveen California Municipal Bond Fund	26,600	0	0	0
Nuveen Connecticut Municipal Bond Fund	26,600	0	0	0
Nuveen Massachusetts Municipal Bond Fund	26,600	0	0	0
Nuveen New Jersey Municipal Bond Fund	26,600	0	0	0
Nuveen New York Municipal Bond Fund	26,600	0	0	0

Total	$172,900	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed	Audit-Related Fees	Tax Fees	All Other Fees
	to Funds	Billed to Funds	Billed to Funds	Billed to Funds
Fund Name
Nuveen California High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen California Municipal Bond Fund	0%	0%	0%	0%
Nuveen Connecticut Municipal Bond Fund	0%	0%	0%	0%
Nuveen Massachusetts Municipal Bond Fund	0%	0%	0%	0%
Nuveen New Jersey Municipal Bond Fund	0%	0%	0%	0%
Nuveen New York Municipal Bond Fund	0%	0%	0%	0%

	Audit Fees Billed	Audit-Related Fees	Tax Fees	All Other Fees
February 28, 2023	to Funds [1]	Billed to Funds [2]	Billed to Funds [3]	Billed to Funds [4]

Fund Name
Nuveen California High Yield Municipal Bond Fund	48,000	0	0	0
Nuveen California Municipal Bond Fund	28,000	0	0	0
Nuveen Connecticut Municipal Bond Fund	28,000	0	0	0
Nuveen Massachusetts Municipal Bond Fund	28,000	0	0	0
Nuveen New Jersey Municipal Bond Fund	28,000	0	0	0
Nuveen New York Municipal Bond Fund	28,000	0	0	0

Total	$188,000	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed	Audit-Related Fees	Tax Fees	All Other Fees
	to Funds	Billed to Funds	Billed to Funds	Billed to Funds
Fund Name
Nuveen California High Yield Municipal Bond Fund	0%	0%	0%	0%
Nuveen California Municipal Bond Fund	0%	0%	0%	0%
Nuveen Connecticut Municipal Bond Fund	0%	0%	0%	0%
Nuveen Massachusetts Municipal Bond Fund	0%	0%	0%	0%
Nuveen New Jersey Municipal Bond Fund	0%	0%	0%	0%
Nuveen New York Municipal Bond Fund	0%	0%	0%	0%

	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
Fiscal Year Ended February 29, 2024	Service Providers	Service Providers	Service Providers

Nuveen MultiState Trust II	$0	$0	$0

Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
	Service Providers	Service Providers	Service Providers
	0%	0%	0%

	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
Fiscal Year Ended February 28, 2023	Service Providers	Service Providers	Service Providers

Nuveen MultiState Trust II	$0	$0	$0

Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees	Tax Fees Billed to	All Other Fees
	Billed to Adviser and	Adviser and	Billed to Adviser
	Affiliated Fund	Affiliated Fund	and Affiliated Fund
	Service Providers	Service Providers	Service Providers
	0%	0%	0%

		Total Non-Audit Fees
		billed to Adviser and
		Affiliated Fund Service	Total Non-Audit Fees
		Providers (engagements	billed to Adviser and
		related directly to the	Affiliated Fund Service
	Total Non-Audit Fees	operations and financial	Providers (all other
Fiscal Year Ended February 29, 2024	Billed to Trust	reporting of the Trust)	engagements)	Total

Fund Name
Nuveen California High Yield Municipal Bond Fund	0	0	0	0
Nuveen California Municipal Bond Fund	0	0	0	0
Nuveen Connecticut Municipal Bond Fund	0	0	0	0
Nuveen Massachusetts Municipal Bond Fund	0	0	0	0
Nuveen New Jersey Municipal Bond Fund	0	0	0	0
Nuveen New York Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

		Total Non-Audit Fees
		billed to Adviser and
		Affiliated Fund Service	Total Non-Audit Fees
		Providers (engagements	billed to Adviser and
		related directly to the	Affiliated Fund Service
	Total Non-Audit Fees	operations and financial	Providers (all other
Fiscal Year Ended February 28, 2023	Billed to Trust	reporting of the Trust)	engagements)	Total
Fund Name
Nuveen California High Yield Municipal Bond Fund	0	0	0	0
Nuveen California Municipal Bond Fund	0	0	0	0
Nuveen Connecticut Municipal Bond Fund	0	0	0	0
Nuveen Massachusetts Municipal Bond Fund	0	0	0	0
Nuveen New Jersey Municipal Bond Fund	0	0	0	0
Nuveen New York Municipal Bond Fund	0	0	0	0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Date: May 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: May 3, 2024

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: May 3, 2024